UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Zenith Portfolio

		Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 10.0%
CBS Corporation		29,174	$918,981
Gannett Co, Inc.		20,600	900,220
Honda Motor Co. Ltd. - ADR		37,500	1,251,000
News Corp. - Class B (c)		29,500	690,005
Sony Corp. - ADR		19,800	951,588
Time Warner, Inc.		41,600	763,776
Viacom Inc. - Class B (a)		23,274	906,988
			6,382,558

Consumer Staples - 9.1%
Altria Group, Inc.		21,200	1,474,036
CVS Caremark Corp.		24,500	970,935
Kraft Foods, Inc. - Class A		34,872	1,203,433
Unilever NV - ADR		23,800	734,230
Wal-Mart Stores, Inc.		33,400	1,457,910
			5,840,544
Energy - 11.9%
Chevron Corp.		14,340	1,341,937
ConocoPhillips		15,442	1,355,344
Devon Energy Corp.		19,400	1,614,080
Nabors Industries Ltd. (a) (c)		24,100	741,557
Royal Dutch Shell PLC - ADR (c)		16,300	1,339,534
Spectra Energy Corp.		50,072	1,225,763
			7,618,215
Financials - 24.9%
AllianceBernstein Holding LP		17,100	1,505,997
The Allstate Corp.		20,800	1,189,552
Bank of America Corp.		29,384	1,477,134
Bank of New York Mellon Corp		25,849	1,140,975
Capital One Financial Corp.		9,300	617,799
Citigroup, Inc.		32,100	1,498,107
Discover Financial Services		25,250	525,200
Genworth Financial, Inc.		38,800	1,192,324
Hartford Financial Services Group, Inc.		10,700	990,285
J.P. Morgan Chase & Co.		26,304	1,205,249
Legg Mason, Inc. (c)		17,100	1,441,359
Metlife, Inc.		9,700	676,381
Morgan Stanley		13,600	856,800
The Travelers Companies, Inc.		13,500	679,590
Wells Fargo & Co.		27,800	990,236
			15,986,988
Health Care - 10.6%
Covidien Ltd (a)		16,075	667,113
GlaxoSmithKline Plc - ADR		23,800	1,266,160
Johnson & Johnson		18,200	1,195,740
Pfizer, Inc.		60,200	1,470,686
UnitedHealth Group, Inc.		25,800	1,249,494
WellPoint, Inc. (a)		12,300	970,716
			6,819,909
Industrials - 9.4%
3M Co.		15,500	1,450,490
Caterpillar, Inc.		10,200	799,986
FedEx Corp.		10,400	1,089,400
Ingersoll-Rand Co. Ltd		11,700	637,299
Southwest Airlines Co.		88,100	1,303,880
Tyco International Ltd		17,275	765,973
			6,047,028
Materials - 3.9%
The Dow Chemical Co.		29,500	1,270,270
Newmont Mining Corp.		27,600	1,234,548
			2,504,818
Technology - 7.2%
Cisco Systems, Inc. (a)		27,400	907,214
International Business Machines Corp.		6,200	730,360
Motorola, Inc.		80,500	1,491,665
Nokia Corp. - ADR (c)		20,500	777,565
Tyco Electronics Ltd		19,175	679,370
			4,586,174
Utilities - 9.5%
AT&T, Inc.		33,100	1,400,461
Citizens Communications Co.		58,800	842,016
Duke Energy Corporation		64,044	1,196,982
Southern Co. (c)		34,900	1,266,172
Sprint Nextel Corp.		20,500	389,500
Verizon Communications, Inc.		22,600	1,000,728
			6,095,859
TOTAL COMMON STOCKS (Cost $53,059,928)			61,882,093

SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Diversified Assets Portfolio		1,604,036	1,604,036
TOTAL SHORT TERM INVESTMENTS (Cost $1,604,036)			1,604,036
Total Investments (Cost $54,663,964) (b) - 99.0%			63,486,129
Northern Institutional Liquid Assets Portfolio (d) - 8.4%			5,398,875
Liabilities in Excess of Other Assets - (7.4)%			(4,763,137)
TOTAL NET ASSETS - 100.0%			$64,121,867

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $54,684,759 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $10,467,093 and $(1,665,723) respectively, with a net appreciation / (depreciation) of $8,801,370.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $5,260,423, $5,398,875, and $0, respectively.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Bond Portfolio

	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	1,601	$16
Intermet Corp. (a) (g) (i)	1,574	1,574
		1,590
TOTAL COMMON STOCKS (Cost $61,180)		1,590

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc. 12.0% Payment-in-Kind Dividend	1	1,679
TOTAL PREFERRED STOCKS (Cost $10,207)		1,679

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.8%
America West Airlines, Inc. - AMBAC Insured
7.100%, 10/02/2022	$196,688	$204,555
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	170,000	147,588
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	43,858	37,797
First Franklin Mortgage
Series 2003-FF2, 7.795%, 07/25/2033	80,953	77,268
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	58,590	29,943
TOTAL ASSET BACKED SECURITIES (Cost $547,996)		497,151

CORPORATE BONDS - 45.0%
Consumer Discretionary - 7.5%
COX Communications, Inc.
5.450%, 12/15/2014	230,000	223,126
Daimler Finance North America LLC
6.500%, 11/15/2013	250,000	259,231
EchoStar DBS Corporation
6.625%, 10/01/2014	125,000	125,625
General Motors Corp.
7.700%, 04/15/2016 (e)	50,000	44,875
Idearc, Inc.
8.000%, 11/15/2016	100,000	99,750
Intcomex, Inc.
11.750%, 01/15/2011 (e)	125,000	127,500
ION Media Networks, Inc.
11.000%, 07/31/2013 (e)	157,702	134,327
MDC Holdings, Inc.
5.500%, 05/15/2013	150,000	140,999
NVR, Inc.
5.000%, 06/15/2010	210,000	209,775
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (e)	75,000	72,188
R. H. Donnelley Corp.
6.875%, 01/15/2013	125,000	118,125
Radio One, Inc.
8.875%, 07/01/2011 (e)	32,000	31,680
TCI Communications, Inc.
8.750%, 08/01/2015	230,000	266,627
The Thomson Corp.
6.200%, 01/05/2012	200,000	203,808
		2,057,636
Consumer Staples - 0.7%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	125,000	125,000
Del Monte Corp.
6.750%, 02/15/2015 (e)	62,000	59,520
		184,520
Energy - 5.3%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	300,000	297,350
Chesapeake Energy Corp.
6.625%, 01/15/2016	125,000	124,375
Complete Production Services, Inc.
8.000%, 12/15/2016	125,000	123,594
Encore Acquisition Co.
7.250%, 12/01/2017	75,000	71,063
Enterprise Products Operating LP
6.300%, 09/15/2017	150,000	150,205
Peabody Energy Corp.
7.375%, 11/01/2016	50,000	52,750
Pioneer Natural Resources Co.
6.650%, 03/15/2017	125,000	116,858
Plains All American Pipeline LP
4.750%, 08/15/2009	250,000	249,050
Range Resources Corp.
7.375%, 07/15/2013	39,000	39,585
7.500%, 05/15/2016 (e)	25,000	25,500
TransCanada Pipelines Ltd
6.350%, 05/15/2067 (c)	230,000	220,741
		1,471,071
Financials - 14.0%
AXA SA
5.362%, 02/06/2049 (c)	450,000	369,000
Capmark Financial Group, Inc.
6.300%, 05/10/2017 (b)	230,000	200,169
Colonial Realty LP
6.050%, 09/01/2016	230,000	222,120
Conocophillips Australia Funding Co.
5.500%, 04/15/2013	230,000	230,893
Ford Motor Credit Co.
5.800%, 01/12/2009	94,000	90,791
8.110%, 01/13/2012 (c)	63,000	59,529
8.000%, 12/15/2016 (e)	31,000	29,001
Health Care REIT, Inc.
8.000%, 09/12/2012	250,000	274,270
Host Marriott LP
6.750%, 06/01/2016 (e)	125,000	123,750
iStar Financial, Inc.
5.950%, 10/15/2013	230,000	215,856
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	230,000	233,021
Lincoln National Corp.
6.500%, 04/20/2017 (c)	225,000	216,651
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	300,000	302,575
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	150,000	149,366
R.H. Donnelley Finance Corp I
10.875%, 12/15/2012 (b) (e)	63,000	67,095
Rabobank Capital Funding Trust II
5.260%, 12/29/2049 (b) (c) (d)	220,000	208,027
Swiss Re Capital I LP
6.854%, 05/29/2049 (b) (c)	220,000	221,760
Vale Overseas Ltd.
6.250%, 01/23/2017	225,000	227,520
Ventas Realty LP
7.125%, 06/01/2015	37,000	37,740
WMC Finance USA
5.125%, 05/15/2013	200,000	197,078
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	100,000	99,441
Yankee Acquisition Corp.
9.750%, 02/15/2017 (e)	100,000	94,500
		3,870,153
Health Care - 0.8%
Community Health Systems, Inc.
8.875%, 07/15/2015 (b) (e)	63,000	64,732
DaVita, Inc.
7.250%, 03/15/2015 (e)	31,000	31,077
HCA, Inc.
9.250%, 11/15/2016 (b)	125,000	132,813
		228,622
Industrials - 4.3%
American Railcar Industries, Inc.
7.500%, 03/01/2014 (e)	25,000	24,875
Ametek, Inc.
7.200%, 07/15/2008	250,000	252,540
Aramark Corp.
8.500%, 02/01/2015 (e)	100,000	102,000
Caterpillar, Inc.
5.700%, 08/15/2016	230,000	229,507
DRS Technologies, Inc.
7.625%, 02/01/2018 (e)	32,000	32,640
Joy Global, Inc.
6.000%, 11/15/2016	225,000	224,514
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	50,000	48,875
Mueller Water Products, Inc.
7.375%, 06/01/2017 (b)	50,000	46,500
Raytheon Co.
5.500%, 11/15/2012	230,000	232,571
		1,194,022
Information Technology - 1.4%
Intuit, Inc.
5.750%, 03/15/2017	230,000	219,511
Iron Mountain, Inc.
7.750%, 01/15/2015 (e)	75,000	74,813
Sanmina-SCI Corp.
8.110%, 06/15/2010 (b) (c) (e)	100,000	99,000
		393,324
Manufacturing - 1.1%
Dynegy Holdings, Inc.
7.750%, 06/01/2019 (b)	100,000	95,625
Petroplus Financial Ltd
7.000%, 05/01/2017 (b)	100,000	95,000
Stone Container SSCC
8.000%, 03/15/2017 (e)	100,000	98,250
		288,875
Materials - 4.7%
Boise Cascade LLC
8.236%, 10/15/2012 (c)	32,000	32,000
Consol Energy, Inc.
7.875%, 03/01/2012	100,000	104,250
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	100,000	109,250
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (e)	125,000	120,937
Lubrizol Corp.
7.250%, 06/15/2025	300,000	314,999
Lyondell Chemical Co.
8.250%, 09/15/2016	125,000	140,938
The Mosaic Co.
7.625%, 12/01/2016 (b) (c) (e)	100,000	106,625
Pactiv Corp.
5.875%, 07/15/2012	115,000	116,438
United States Steel Corp
6.050%, 06/01/2017	150,000	143,538
Warnaco, Inc.
8.875%, 06/15/2013	100,000	105,000
		1,293,975
Telecommunication Services - 2.4%
Intelsat Bermuda Ltd
11.250%, 06/15/2016	100,000	107,125
iPCS, Inc.
7.481%, 05/01/2013 (b) (c)	175,000	169,750
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (e)	125,000	126,562
TELUS Corp.
8.000%, 06/01/2011	150,000	162,333
Windstream Corp.
8.625%, 08/01/2016	100,000	106,625
		672,395
Utilities - 2.8%
Calpine Corp.
9.875%, 12/01/2011 (b) (h)	125,000	133,125
Edison Mission Energy
7.500%, 06/15/2013	125,000	128,125
Exelon Corp.
6.750%, 05/01/2011	230,000	239,081
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	230,000	218,250
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	50,739	54,207
		772,788
TOTAL CORPORATE BONDS (Cost $12,591,963)		12,427,381

MORTGAGE BACKED SECURITIES - 40.1%
Banc of America Alternative Loan Trust
Series 2003-6, 4.750%, 08/25/2018	282,983	245,530
Series 2003-8, 4.750%, 10/25/2018	119,406	105,398
Banc of America Funding Corp.
Series 2003-2, 6.382%, 06/25/2032	199,507	198,839
Banc of America Mortgage Securities
Series 2004-7, 4.797%, 08/25/2019	262,356	233,707
Series 2001-4, 6.750%, 03/20/2031	154,643	154,338
Series 2002-G, 7.426%, 06/20/2032	53,928	54,677
Series 2004-6, 5.500%, 07/25/2034	155,561	154,568
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	627,885	627,414
Citicorp Mortgage Securities, Inc.
Series 2003-10, 4.500%, 11/25/2018	787,660	755,908
Countrywide Home Loans
Series 2003-58, 4.574%, 02/19/2034	369,870	368,687
Series 2006-6, 6.000%, 04/25/2036	343,497	318,011
Series 2007-5, 5.750%, 05/25/2037	398,478	366,231
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.741%, 05/25/2036	216,384	187,315
CS First Boston Mortgage Securities Corp.
Series 2004-6, 4.756%, 09/25/2019	253,145	225,063
Fannie Mae
Series 94-019, 5.000%, 01/25/2024	77,946	77,841
Series 2002-48B, 6.500%, 10/25/2031	1,020,142	1,032,682
Fannie Mae Pool
Pool #254438, 5.500%, 08/01/2009	84,258	84,816
Pool #555638, 5.000%, 11/01/2009	218,071	217,862
Pool #254643, 5.500%, 01/01/2010	124,964	125,792
Pool #555520, 5.500%, 02/01/2010	43,625	43,914
Pool #254340, 5.500%, 05/01/2012	88,521	89,124
Pool #545015, 6.000%, 06/01/2016	94,661	96,136
Pool #727360, 5.500%, 08/01/2018	631,852	631,772
Pool #481582, 6.500%, 02/01/2029	45,962	47,217
Freddie Mac
Series 2931, 5.000%, 11/15/2028	742,406	743,941
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	111,179	109,289
Pool #E9-9160, 4.500%, 09/01/2018	1,683,483	1,624,728
Pool #C7-6658, 5.000%, 02/01/2033	74,070	70,900
Ginnie Mae I Pool
Pool #446760, 6.500%, 10/15/2028	55,405	56,854
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250%, 04/25/2034	114,009	113,623
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	395,282	312,558
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	53,658	53,660
Morgan Stanley Capital I
Series 2007-IQ14, 5.497%, 04/15/2049	300,000	300,532
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	150,590	145,525
Residential Funding Mortgage Securities
Series 2003-S20, 4.750%, 12/25/2018	278,313	253,101
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.190%, 09/25/2033	189,439	181,537
Structured Asset Securities Corp.
Series 2003-20, 5.387%, 07/25/2033	281,000	254,703
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	415,646	414,414
TOTAL MORTGAGE BACKED SECURITIES (Cost $11,370,473)		11,078,207

U.S. TREASURY OBLIGATIONS - 10.8%
U.S. Treasury Bonds - 0.7%
4.500%, 02/15/2036 (e)	200,000	189,609
		189,609
U.S. Treasury Notes - 10.1%
4.250%, 11/15/2014 (e)	1,125,000	1,114,190
4.875%, 08/15/2016 (e)	1,650,000	1,688,673
		2,802,863
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,939,379)		2,992,472

	Shares	Value
SHORT TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Northern Institutional Diversified Assets Portfolio	365,848	$365,848
TOTAL SHORT TERM INVESTMENTS (Cost $365,848)		365,848
Total Investments (Cost $27,887,046) (d) - 99.0%		27,364,328
Northern Institutional Liquid Assets Portfolio (f) - 17.7%		4,918,312
Liabilities in Excess of Other Assets - (16.7)%		(4,620,472)
TOTAL NET ASSETS - 100.0%		$27,662,168

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c) Variable rate security.
(d)	For federal income tax purposes, cost is $27,911,848 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $192,879 and ($740,399), respectively, with a net appreciation / (depreciation)
of ($547,520).
(e) All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,803,587, $4,918,312, and $36,505, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $1,590 or 0.01% of total net assets.
(h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit S&P 500 Index Portfolio

			Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 9.6%
Abercrombie & Fitch Co. - Class A			2,110	$170,277
Amazon.Com, Inc. (a)			7,348	684,466
Apollo Group, Inc. (a)			3,298	198,375
AutoNation, Inc. (a) (c)			3,577	63,384
Autozone, Inc. (a) (c)			1,175	136,464
Bed Bath & Beyond, Inc. (a)			6,454	220,210
Best Buy Co., Inc.			9,570	440,411
Big Lots, Inc. (a)			2,588	77,226
Black & Decker Corp.			1,625	135,362
Brunswick Corp.			2,146	49,058
Carnival Corp.			10,468	506,965
CBS Corporation			16,221	510,961
Centex Corp.			2,824	75,034
Circuit City Stores, Inc. (c)			3,261	25,795
Clear Channel Communications, Inc.			11,695	437,861
Coach, Inc. (a)			8,775	414,794
Comcast Corp. - Class A (a)			73,383	1,774,401
D.R. Horton, Inc. (c)			6,452	82,650
Darden Restaurants, Inc.			3,152	131,943
Dillard's, Inc. - Class A (c)			1,491	32,549
The DIRECTV Group, Inc. (a)			18,177	441,338
Dow Jones & Co., Inc.			1,488	88,834
E.W. Scripps Co. (c)			1,973	82,866
Eastman Kodak Co. (c)			6,798	181,914
eBay, Inc. (a)			26,671	1,040,702
Family Dollar Stores, Inc. (c)			3,585	95,218
Ford Motor Co. (a) (c)			48,858	414,804
Fortune Brands, Inc.			3,537	288,230
Gannett Co., Inc.			5,550	242,535
The Gap, Inc.			12,466	229,873
General Motors Corp. (c)			13,371	490,716
Genuine Parts Co.			4,031	201,550
The Goodyear Tire & Rubber Co. (a) (c)			4,275	130,003
H&R Block, Inc.			7,610	161,180
Harley-Davidson, Inc.			6,087	281,280
Harman International Industries, Inc.			1,549	134,019
Harrah's Entertainment, Inc. (c)			4,454	387,186
Hasbro, Inc.			3,795	105,805
Hilton Hotels Corp. (c)			9,192	427,336
Home Depot, Inc.			39,990	1,297,276
IAC/InterActiveCorp (a)			5,133	152,296
International Game Technology			7,833	337,602
Interpublic Group of Companies, Inc. (a)			10,538	109,384
J.C. Penney Co., Inc.			5,373	340,487
Johnson Controls, Inc. (c)			4,706	555,826
Jones Apparel Group, Inc.			2,564	54,177
KB Home (c)			1,817	45,534
Kohl's Corp. (a)			7,602	435,823
Leggett & Platt, Inc. (c)			4,196	80,395
Lennar Corp.			3,261	73,862
Limited Brands, Inc. (c)			8,089	185,157
Liz Claiborne, Inc. (c)			2,519	86,477
Lowe's Companies, Inc.			35,462	993,645
Macys, Inc.			10,832	350,090
Marriott International, Inc. - Class A			7,793	338,762
Mattel, Inc.			9,112	213,768
McDonald's Corp.			28,115	1,531,424
The McGraw-Hill Cos., Inc.			8,086	411,658
Meredith Corp.			921	52,773
The New York Times Co. - Class A (c)			3,393	67,046
Newell Rubbermaid, Inc.			6,562	189,117
News Corp. - Class A			54,862	1,206,415
Nike, Inc. - Class B			8,936	524,186
Nordstrom, Inc. (c)			4,685	219,680
Office Depot, Inc. (a)			6,536	134,772
OfficeMax, Inc.			1,716	58,807
Omnicom Group			7,795	374,862
Polo Ralph Lauren Corp.			1,500	116,625
Pulte Homes, Inc. (c)			5,026	68,404
RadioShack Corp. (c)			3,266	67,476
Sears Holdings Corp. (a) (c)			1,940	246,768
The Sherwin-Williams Co. (c)			2,580	169,532
Snap-On, Inc. (c)			1,366	67,672
The Stanley Works			1,705	95,702
Staples, Inc.			16,854	362,192
Starbucks Corp. (a)			17,449	457,164
Starwood Hotels & Resorts Worldwide, Inc.			5,079	308,549
Target Corp.			20,056	1,274,960
Tiffany & Co.			3,199	167,468
Time Warner, Inc.			89,163	1,637,033
The TJX Companies, Inc.			10,759	312,764
Tribune Co.			1,777	48,548
VF Corp.			2,118	171,028
Viacom, Inc. - Class B (a)			16,245	633,068
The Walt Disney Co.			46,417	1,596,281
Wendy's International, Inc.			2,050	71,565
Whirlpool Corp.			1,930	171,963
Wyndham Worldwide Corp. (c)			4,294	140,671
Yum! Brands, Inc.			12,342	417,530
				30,617,839
Consumer Staples - 9.5%
Altria Group, Inc.			49,592	3,448,132
Anheuser-Busch Companies, Inc.			17,900	894,821
Archer-Daniels-Midland Co.			15,425	510,259
Avon Products, Inc.			10,337	387,948
Brown-Forman Corp. - Class B (c)			1,864	139,632
Campbell Soup Co.			5,114	189,218
Clorox Co.			3,639	221,943
The Coca-Cola Co.			47,343	2,720,802
Coca-Cola Enterprises, Inc.			6,622	160,385
Colgate-Palmolive Co.			12,052	859,549
ConAgra Foods, Inc.			11,742	306,818
Constellation Brands, Inc. - Class A (a) (c)			4,553	110,228
Costco Wholesale Corp.			10,524	645,858
CVS Caremark Corp.			35,071	1,389,864
Dean Foods Co.			3,049	77,993
The Estee Lauder Companies, Inc. (c)			2,748	116,680
General Mills, Inc.			8,193	475,276
The Hershey Co. (c)			4,090	189,817
HJ Heinz Co.			7,677	354,677
Kellogg Co.			5,878	329,168
Kimberly-Clark Corp.			10,065	707,167
Kraft Foods, Inc.			37,783	1,303,891
The Kroger Co.			16,736	477,311
McCormick & Co., Inc.			3,077	110,680
Molson Coors Brewing Co. - Class B			1,614	160,867
Pepsi Bottling Group, Inc.			3,107	115,487
PepsiCo, Inc.			38,380	2,811,719
Procter & Gamble Co.			74,158	5,216,274
Reynolds American, Inc. (c)			4,032	256,395
Safeway, Inc.			10,418	344,940
Sara Lee Corp.			17,343	289,455
Supervalu, Inc.			4,928	192,241
Sysco Corp.			14,585	519,080
Tyson Foods, Inc. - Class A			5,962	106,422
UST, Inc.			3,796	188,281
Walgreen Co.			23,574	1,113,636
Wal-Mart Stores, Inc.			57,112	2,492,939
Whole Foods Market, Inc. (c)			3,378	165,387
WM Wrigley Jr. Co.			5,080	326,288
				30,427,528
Energy - 11.5%
Anadarko Petroleum Corp.			10,949	588,509
Apache Corp.			7,823	704,539
Baker Hughes, Inc.			7,551	682,384
BJ Services Co.			6,910	183,460
Chesapeake Energy Corp. (c)			9,676	341,176
Chevron Corp.			50,653	4,740,108
ConocoPhillips			38,506	3,379,672
Devon Energy Corp.			10,505	874,016
El Paso Corp.			16,503	280,056
ENSCO International, Inc.			3,567	200,109
EOG Resources, Inc.			5,762	416,765
Exxon Mobil Corp.			131,349	12,157,663
Halliburton Co.			21,542	827,213
Hess Corp.			6,388	424,994
Marathon Oil Corp.			16,160	921,443
Murphy Oil Corp.			4,434	309,892
Nabors Industries Ltd. (a)			6,586	202,651
National Oilwell Varco, Inc. (a)			4,219	609,645
Noble Corp.			6,360	311,958
Occidental Petroleum Corp.			19,640	1,258,531
Peabody Energy Corp. (c)			6,245	298,948
Rowan Companies, Inc.			2,659	97,266
Schlumberger Ltd.			28,231	2,964,255
Smith International, Inc.			4,714	336,580
Spectra Energy Corp.			14,837	363,210
Sunoco, Inc.			2,861	202,502
Tesoro Petroleum Corp.			3,270	150,485
Transocean, Inc. (a)			6,787	767,270
Valero Energy Corp.			12,931	868,705
Weatherford International Ltd. (a)			7,993	536,970
Williams Companies, Inc. (c)			14,128	481,200
XTO Energy, Inc.			8,782	543,079
				37,025,254
Financials - 19.7%
ACE Ltd. (c)			7,720	467,600
Aflac, Inc. (c)			11,522	657,215
The Allstate Corp.			14,315	818,675
AMBAC Financial Group, Inc.			2,419	152,179
American Capital Strategies Ltd. (c)			4,140	176,902
American International Group, Inc.			61,124	4,135,039
American Express Co.			28,016	1,663,310
Ameriprise Financial, Inc.			5,552	350,387
AON Corp.			6,921	310,130
Apartment Investment & Management Co. (c)			2,343	105,740
Archstone-Smith Trust			5,160	310,322
Assurant, Inc. (c)			2,370	126,795
AvalonBay Communities, Inc. (c)			1,780	210,147
Banco Bilbao Vizcaya Argentaria SA Sponsored - ADR			1	19
Bank of America Corp.			104,637	5,260,102
The Bank Of New York Mellon Corp.			26,611	1,174,610
BB&T Corp. (c)			12,795	516,790
The Bear Stearns Companies, Inc. (c)			2,805	344,482
Boston Properties, Inc.			2,769	287,699
Capital One Financial Corp.			9,715	645,367
CB Richard Ellis Group, Inc. (a) (c)			4,400	122,496
The Charles Schwab Corp.			22,446	484,834
Chubb Corp.			9,461	507,488
Cincinnati Financial Corp.			4,046	175,232
CIT Group, Inc.			4,574	183,875
Citigroup, Inc.			117,809	5,498,146
CME Group, Inc.			1,310	769,429
Comerica, Inc.			3,728	191,172
Commerce Bancorp, Inc. (c)			4,441	172,222
Countrywide Financial Corp. (c)			13,934	264,885
Developers Diversified Realty Corp. (c)			2,944	164,481
Discover Financial Services			12,413	258,190
E*Trade Financial Corp. (a)			10,099	131,893
Equity Residential			6,856	290,420
Fannie Mae			22,877	1,391,150
Federated Investors, Inc.			2,037	80,869
Fifth Third Bancorp			12,960	439,085
First Horizon National Corp. (c)			2,973	79,260
Franklin Resources, Inc.			3,885	495,337
Freddie Mac			15,590	919,966
General Growth Properties, Inc.			5,800	310,996
Genworth Financial, Inc.			9,857	302,906
Goldman Sachs Group, Inc.			9,627	2,086,556
Hartford Financial Services Group, Inc.			7,459	690,330
Host Marriott Corp.			12,297	275,945
Hudson City Bancorp, Inc. (c)			11,413	175,532
Huntington Bancshares, Inc.			8,666	147,149
Intercontinentalexchange, Inc. (a)			1,650	250,635
Janus Capital Group, Inc.			4,371	123,612
JPMorgan Chase & Co.			80,518	3,689,335
KeyCorp			9,243	298,826
Kimco Realty Corp.			5,973	270,039
Legg Mason, Inc. (c)			3,140	264,671
Lehman Brothers Holdings, Inc.			12,432	767,427
Leucadia National Corp. (c)			3,880	187,094
Lincoln National Corp.			6,380	420,889
Loews Corp.			10,504	507,868
M&T Bank Corp. (c)			1,786	184,762
Marsh & McLennan Companies, Inc.			13,076	333,438
Marshall & Ilsley Corp.			6,053	264,940
MBIA, Inc. (c)			3,084	188,278
Merrill Lynch & Co., Inc.			20,517	1,462,452
MetLife, Inc.			17,474	1,218,462
MGIC Investment Corp.			1,962	63,392
Moody's Corp. (c)			5,417	273,017
Morgan Stanley			24,828	1,564,164
National City Corp. (c)			14,966	375,497
Northern Trust Corp.			4,467	296,028
Plum Creek Timber Co., Inc. (c)			4,228	189,245
PNC Financial Services Group, Inc.			8,194	558,011
Principal Financial Group, Inc.			6,331	399,423
The Progressive Corp.			17,350	336,763
Prologis			5,910	392,128
Prudential Financial, Inc.			11,083	1,081,479
Public Storage, Inc.			2,938	231,074
Regions Financial Corp.			16,599	489,339
Safeco Corp.			2,514	153,907
Simon Property Group, Inc.			5,240	524,000
SLM Corp.			9,707	482,147
Sovereign Bancorp, Inc. (c)			8,502	144,874
State Street Corp.			9,351	637,364
SunTrust Banks, Inc.			8,457	639,941
Synovus Financial Corp. (c)			7,702	216,041
T. Rowe Price Group, Inc.			6,270	349,176
Torchmark Corp. (c)			2,317	144,395
The Travelers Companies, Inc.			15,643	787,469
Unum Group (c)			8,098	198,158
US Bancorp (c)			40,954	1,332,234
Vornado Realty Trust			3,119	341,063
Wachovia Corp.			45,034	2,258,455
Washington Mutual, Inc.			21,014	742,004
Wells Fargo & Co.			78,664	2,802,012
XL Capital Ltd. - Class A			4,356	344,995
Zions Bancorporation (c)			2,588	177,718
				63,281,595
Health Care - 11.6%
Abbott Laboratories			36,303	1,946,567
Aetna, Inc.			12,201	662,148
Allergan, Inc.			7,247	467,214
AmerisourceBergen Corp.			4,478	202,988
Amgen, Inc. (a)			25,659	1,451,530
Applera Corp. - Applied Biosystems Group			4,341	150,372
Barr Pharmaceuticals, Inc. (a) (c)			2,560	145,690
Barr Pharmaceuticals, Inc. (a) (c)			1,280	81,920
Baxter International, Inc.			15,359	864,405
Becton, Dickinson & Co.			5,782	474,413
Biogen Idec, Inc. (a)			6,752	447,860
Boston Scientific Corp. (a)			31,595	440,750
Bristol-Myers Squibb Co.			46,278	1,333,732
C.R. Bard, Inc.			2,497	220,210
Cardinal Health, Inc.			8,597	537,570
Celgene Corp. (a) (c)			9,064	646,354
CIGNA Corp.			6,783	361,466
Coventry Health Care, Inc. (a) (c)			3,685	229,244
Covidien Ltd (a)			11,684	484,886
Eli Lilly & Co.			23,243	1,323,224
Express Scripts, Inc. (a)			6,412	357,918
Forest Laboratories, Inc. (a)			7,563	282,024
Genzyme Corp. (a)			6,192	383,656
Gilead Sciences, Inc. (a)			21,940	896,688
Hospira, Inc. (a) (c)			3,687	152,826
Humana, Inc. (a)			3,969	277,354
IMS Health, Inc.			4,612	141,312
Johnson & Johnson			68,226	4,482,448
King Pharmaceuticals, Inc. (a) (c)			5,740	67,273
Laboratory Corp. of America Holdings (a)			2,772	216,854
Manor Care, Inc.			1,776	114,374
McKesson Corp.			6,959	409,120
Medco Health Solutions, Inc. (a)			6,601	596,664
Medtronic, Inc.			27,213	1,535,085
Merck & Co., Inc.			51,048	2,638,671
Millipore Corp. (a) (c)			1,304	98,843
Mylan Laboratories, Inc. (c)			5,072	80,949
Patterson Companies, Inc. (a)			3,345	129,151
PerkinElmer, Inc.			2,881	84,154
Pfizer, Inc.			164,051	4,007,766
Quest Diagnostics, Inc. (c)			3,753	216,811
Schering-Plough Corp.			38,351	1,213,042
St. Jude Medical, Inc. (a)			7,971	351,282
Stryker Corp.			5,619	386,362
Tenet Healthcare Corp. (a) (c)			11,162	37,504
Thermo Electron Corp. (a)			9,938	573,621
UnitedHealth Group, Inc.			31,564	1,528,645
Varian Medical Systems, Inc. (a)			3,003	125,796
Waters Corp. (a)			2,400	160,608
Watson Pharmaceuticals, Inc. (a) (c)			2,460	79,704
Wellpoint, Inc. (a)			14,474	1,142,288
Wyeth			31,691	1,411,834
Zimmer Holdings, Inc. (a)			5,577	451,681
				37,104,851
Industrials - 11.4%
3M Co.			16,968	1,587,865
Allied Waste Industries, Inc. (a) (c)			5,518	70,355
American Standard Cos., Inc.			4,130	147,111
Avery Dennison Corp.			2,166	123,505
Boeing Co.			18,552	1,947,774
Burlington Northern Santa Fe Corp.			7,114	577,443
C.H. Robinson Worldwide, Inc.			4,089	221,992
Caterpillar, Inc.			15,088	1,183,352
Cintas Corp. (c)			3,208	119,017
Cooper Industries Ltd. - Class A			4,315	220,453
CSX Corp.			10,304	440,290
Cummins, Inc.			2,352	300,797
Danaher Corp.			5,682	469,958
Deere & Co.			5,360	795,531
Dover Corp.			4,819	245,528
Eaton Corp.			3,455	342,183
Emerson Electric Co.			18,740	997,343
Equifax, Inc. (c)			2,951	112,492
FedEx Corp.			7,253	759,752
Fluor Corp.			2,113	304,230
General Dynamics Corp.			9,588	809,898
General Electric Co.			242,450	10,037,430
Goodrich Corp.			2,987	203,803
Honeywell International, Inc.			17,724	1,054,046
Illinois Tool Works, Inc.			9,772	582,802
Ingersoll-Rand Company Ltd. - Class A			7,106	387,064
ITT Corp.			4,299	292,031
L-3 Communications Holdings, Inc.			3,001	306,522
Lockheed Martin Corp.			8,388	910,014
Masco Corp. (c)			8,900	206,213
Monster Worldwide, Inc. (a) (c)			3,080	104,905
Norfolk Southern Corp.			9,266	480,998
Northrop Grumman Corp.			8,132	634,296
Paccar, Inc.			5,866	500,077
Pall Corp.			2,907	113,082
Parker Hannifin Corp.			2,737	306,079
Pitney Bowes, Inc.			5,207	236,502
Precision Castparts Corp.			3,160	467,617
Raytheon Co. (c)			10,457	667,366
Robert Half International, Inc. (c)			3,970	118,544
Rockwell Automation, Inc.			3,718	258,438
Rockwell Collins, Inc.			3,976	290,407
RR Donnelley & Sons Co.			5,207	190,368
Ryder System, Inc.			1,441	70,609
Southwest Airlines Co. (c)			18,392	272,202
Terex Corp. (a)			2,490	221,660
Textron, Inc.			5,924	368,532
Tyco International Ltd			11,684	518,069
Union Pacific Corp.			6,381	721,436
United Parcel Service, Inc. - Class B			24,952	1,873,895
United Technologies Corp.			23,423	1,885,083
W.W. Grainger, Inc.			1,692	154,294
Waste Management, Inc.			12,191	460,088
				36,671,341
Information Technology - 15.8%
Adobe Systems, Inc. (a)			13,854	604,866
Advanced Micro Devices, Inc. (a) (c)			13,038	172,102
Affiliated Computer Services, Inc. - Class A (a)			2,409	121,028
Agilent Technologies, Inc. (a) (c)			9,334	344,238
Akamai Technologies, Inc. (a) (c)			3,920	112,622
Altera Corp.			8,430	202,994
Analog Devices, Inc.			7,709	278,757
Apple, Inc. (a)			20,595	3,162,156
Applied Materials, Inc.			32,596	674,737
Autodesk, Inc. (a)			5,477	273,686
Automatic Data Processing, Inc.			13,004	597,274
Avaya, Inc. (a)			9,906	168,006
BMC Software, Inc. (a)			4,808	150,154
Broadcom Corp. - Class A (a)			10,931	398,326
CA, Inc.			9,697	249,407
Ciena Corp. (a) (c)			2,028	77,226
Cisco Systems, Inc. (a)			144,247	4,776,018
Citrix Systems, Inc. (a)			4,269	172,126
Cognizant Technology Solutions Corp. (a) (c)			3,430	273,611
Computer Sciences Corp. (a)			4,082	228,184
Compuware Corp. (a)			7,101	56,950
Convergys Corp. (a)			3,232	56,108
Corning, Inc.			37,110	914,762
Dell, Inc. (a)			53,506	1,476,766
Electronic Arts, Inc. (a)			7,306	409,063
Electronic Data Systems Corp.			11,991	261,883
EMC Corp. (a)			49,454	1,028,643
Fidelity National Information Services, Inc.			3,846	170,647
Fiserv, Inc. (a)			4,031	205,017
Google, Inc. (a)			5,470	3,102,967
Hewlett-Packard Co.			61,055	3,039,928
Intel Corp.			138,305	3,576,567
International Business Machines Corp.			32,181	3,790,922
Intuit, Inc. (a)			8,099	245,400
Jabil Circuit, Inc.			4,296	98,121
JDS Uniphase Corp. (a) (c)			4,991	74,665
Juniper Networks, Inc. (a)			12,413	454,440
Kla-Tencor Corp.			4,516	251,902
Lexmark International, Inc. - Class A (a)			2,228	92,529
Linear Technology Corp. (c)			5,982	209,310
LSI Corp. (a) (c)			18,074	134,109
MEMC Electronic Materials, Inc. (a)			5,300	311,958
Microchip Technology, Inc.			5,130	186,322
Micron Technology, Inc. (a) (c)			17,685	196,303
Microsoft Corp.			190,949	5,625,358
Molex, Inc.			3,347	90,135
Motorola, Inc.			54,519	1,010,237
National Semiconductor Corp.			6,575	178,314
NCR Corp. (a)			4,232	210,754
Network Appliance, Inc. (a)			8,774	236,108
Novell, Inc. (a)			8,012	61,212
Novellus Systems, Inc. (a)			2,973	81,044
Nvidia Corp. (a)			12,625	457,530
Oracle Corp. (a)			93,285	2,019,620
Paychex, Inc.			8,064	330,624
QLogic Corp. (a) (c)			3,759	50,559
Qualcomm, Inc.			39,163	1,655,028
SanDisk Corp. (a)			5,299	291,975
Solectron Corp. (a) (c)			21,350	83,265
Sun Microsystems, Inc. (a)			84,043	471,481
Symantec Corp. (a)			21,223	411,302
Tektronix, Inc.			1,926	53,427
Tellabs, Inc. (a) (c)			10,335	98,389
Teradyne, Inc. (a)			4,535	62,583
Texas Instruments, Inc.			33,770	1,235,644
Tyco Electronics Ltd			11,684	413,964
Unisys Corp. (a) (c)			8,168	54,072
VeriSign, Inc. (a)			5,796	195,557
The Western Union Co.			18,251	382,723
Xerox Corp. (a)			22,091	383,058
Xilinx, Inc.			7,017	183,424
Yahoo!, Inc. (a)			31,904	856,303
				50,566,490
Materials - 3.3%
Air Products & Chemicals, Inc.			5,114	499,945
Alcoa, Inc.			20,542	803,603
Allegheny Technologies, Inc.			2,437	267,948
Ashland, Inc.			1,366	82,247
Ball Corp. (c)			2,406	129,322
Bemis Co. (c)			2,530	73,648
Consol Energy, Inc.			4,315	201,079
The Dow Chemical Co.			22,458	967,041
Eastman Chemical Co.			1,972	131,592
Ecolab, Inc.			4,129	194,889
EI Du Pont de Nemours & Co.			21,766	1,078,723
Freeport-McMoRan Copper & Gold, Inc. - Class B			8,858	929,116
Hercules, Inc. (a)			2,743	57,658
International Flavors & Fragrances, Inc.			1,831	96,787
International Paper Co.			10,268	368,313
MeadWestvaco Corp.			4,314	127,392
Monsanto Co.			12,846	1,101,416
Newmont Mining Corp.			10,657	476,688
Nucor Corp.			7,108	422,713
Pactiv Corp. (a)			3,072	88,043
PPG Industries, Inc.			3,876	292,832
Praxair, Inc.			7,577	634,650
Rohm & Haas Co. (c)			3,365	187,330
Sealed Air Corp.			3,813	97,460
Sigma-Aldrich Corp.			3,122	152,166
Temple-Inland, Inc. (c)			2,487	130,891
United States Steel Corp.			2,725	288,686
Vulcan Materials Co.			2,247	200,320
Weyerhaeuser Co.			4,990	360,777
				10,443,275
Telecommunication Services - 3.7%
Alltel Corp.			8,138	567,056
AT&T, Inc.			144,438	6,111,172
CenturyTel, Inc.			2,633	121,697
Citizens Communications Co. (c)			7,844	112,326
Embarq Corp.			3,597	199,993
Qwest Communications International, Inc. (a) (c)			36,587	335,137
Sprint Nextel Corp.			68,190	1,295,610
Verizon Communications, Inc.			68,386	3,028,132
Windstream Corp.			11,274	159,189
				11,930,312
Utilities - 3.4%
The AES Corp. (a)			15,696	314,548
Allegheny Energy, Inc. (a) (c)			3,937	205,748
Ameren Corp. (c)			4,860	255,150
American Electric Power Co., Inc.			9,374	431,954
Centerpoint Energy, Inc. (c)			7,505	120,305
CMS Energy Corp. (c)			5,334	89,718
Consolidated Edison, Inc. (c)			5,921	274,142
Constellation Energy Group, Inc.			4,316	370,270
Dominion Resources, Inc.			6,891	580,911
DTE Energy Co. (c)			4,185	202,721
Duke Energy Corporation			29,707	555,224
Dynegy Inc Del (a) (c)			11,736	108,441
Edison International			7,700	426,965
Entergy Corp.			4,684	507,230
Exelon Corp.			15,843	1,193,929
FirstEnergy Corp.			7,182	454,908
FPL Group, Inc.			9,579	583,170
Integrys Energy Group, Inc. (c)			1,780	91,189
Nicor, Inc. (c)			1,117	47,919
NiSource, Inc.			6,474	123,912
PG&E Corp.			8,283	395,927
Pinnacle West Capital Corp.			2,391	94,468
PPL Corp.			9,075	420,173
Progress Energy, Inc.			5,988	280,538
Public Service Enterprise Group, Inc.			5,955	523,980
Questar Corp.			4,062	213,377
Sempra Energy			6,250	363,250
Southern Co. (c)			17,690	641,793
TECO Energy, Inc. (c)			4,937	81,115
TXU Corp.			10,854	743,173
Xcel Energy, Inc. (c)			9,640	207,646
				10,903,794
TOTAL COMMON STOCKS (Cost $210,663,323)				318,972,279

SHORT TERM INVESTMENTS (e)- 0.7%
Money Market Funds - 0.6%
Northern Institutional Diversified Assets Portfolio			2,062,828	2,062,828

			Principal
			Amount	Value
U.S. Treasury Bills - 0.1%
4.010%, 12/13/2007			$250,000	$248,151
TOTAL SHORT TERM INVESTMENTS (Cost $2,310,815)				2,310,979
Total Investments (Cost $212,974,138) (b) - 100.2%				321,283,258
Northern Institutional Liquid Assets Portfolio (d) - 6.3%				20,192,555
Liabilities in Excess of Other Assets - (6.5)%				(20,695,293)
TOTAL NET ASSETS - 100.0%				$320,780,520

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $213,633,257 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $117,200,308 and $(9,550,307) respectively, with a net appreciation / (depreciation) of $107,650,001.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $21,325,003, $20,192,555, and $1,723,029, respectively.
(e)	Securities and other assets with an aggregate value of $2,307,150 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2007:

				Unrealized
				Appreciation/
	Type	Contracts		(Depreciation)
	S&P 500 Index (12/07)	6		$42,877

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit S&P MidCap 400 Index Portfolio

	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 12.5%
99 Cents Only Stores (a) (c)	6,034	$61,969
Advance Auto Parts, Inc.	13,677	459,000
Aeropostale, Inc. (a)	10,204	194,488
American Eagle Outfitters, Inc. (c)	27,545	724,709
American Greetings Corp. - Class A	7,366	194,462
AnnTaylor Stores Corp. (a)	8,357	264,666
Applebee's International, Inc.	9,619	239,321
ArvinMeritor, Inc.	9,227	155,198
Barnes & Noble, Inc.	6,622	233,492
Belo Corp.	11,391	197,748
Blyth, Inc.	3,221	65,869
Bob Evans Farms, Inc. (c)	4,634	139,854
Borders Group, Inc. (c)	7,657	102,068
BorgWarner, Inc.	7,500	686,475
Boyd Gaming Corp.	7,195	308,306
Brinker International, Inc.	13,625	373,870
Callaway Golf Co. (c)	9,079	145,355
Career Education Corp. (a)	11,690	327,203
Carmax, Inc. (a) (c)	27,801	565,194
Catalina Marketing Corp. (c)	4,738	153,464
CBRL Group, Inc. (c)	3,222	131,458
Charming Shoppes (a) (c)	15,952	133,997
The Cheesecake Factory, Inc. (a) (c)	9,376	220,055
Chico's FAS, Inc. (a)	22,748	319,609
Coldwater Creek, Inc. (a) (c)	7,807	84,784
Collective Brands, Inc. (a) (c)	8,547	188,547
Corinthian Colleges, Inc. (a) (c)	11,186	177,969
DeVry, Inc.	7,712	285,421
Dick's Sporting Goods, Inc. (a) (c)	5,314	356,835
Dollar Tree Stores, Inc. (a)	12,199	494,547
Entercom Communications Corp. (c)	3,629	70,149
Foot Locker, Inc.	20,145	308,823
Furniture Brands International, Inc. (c)	6,257	63,446
GameStop Corp. (a) (c)	20,384	1,148,638
Gentex Corp. (c)	18,500	396,640
Getty Images, Inc. (a)	6,180	172,051
Hanesbrands, Inc. (a)	12,484	350,301
Harte-Hanks, Inc.	6,139	120,816
Hovnanian Enterprises, Inc. - Class A (a) (c)	4,732	52,478
International Speedway Corp. - Class A	4,002	183,532
ITT Educational Services, Inc. (a)	3,829	465,951
John Wiley & Sons, Inc.	5,720	257,000
Lear Corp. (a) (c)	9,893	317,565
Lee Enterprises, Inc. (c)	5,957	92,750
Life Time Fitness, Inc. (a) (c)	4,170	255,788
MDC Holdings, Inc. (c)	4,507	184,517
Media General, Inc. - Class A (c)	3,123	85,914
Modine Manufacturing Co. (c)	4,255	113,268
Mohawk Industries, Inc. (a) (c)	6,947	564,791
NetFlix, Inc. (a) (c)	6,329	131,137
NVR, Inc. (a) (c)	698	328,235
O'Reilly Automotive, Inc. (a)	14,670	490,125
Pacific Sunwear Of California, Inc. (a) (c)	8,959	132,593
PetSmart, Inc. (c)	17,568	560,419
Phillips-Van Heusen	7,130	374,182
Regis Corp.	5,814	185,525
Rent-A-Center, Inc. (a)	9,100	164,983
Ross Stores, Inc.	18,080	463,571
Ruby Tuesday, Inc. (c)	6,955	127,555
Ryland Group, Inc.	5,510	118,079
Saks, Inc. (c)	17,967	308,134
Scholastic Corp. (a) (c)	3,358	117,060
Scientific Games Corp. - Class A (a) (c)	8,684	326,518
Sotheby's Holdings (c)	8,486	405,546
Thor Industries, Inc. (c)	4,545	204,480
Timberland Co. (a)	6,503	123,297
Toll Brothers, Inc. (a) (c)	16,406	327,956
Tupperware Brands Corp. (c)	7,905	248,928
Urban Outfitters, Inc. (a) (c)	14,500	316,100
Valassis Communications, Inc. (a) (c)	6,197	55,277
Warnaco Group, Inc. (a)	5,980	233,639
The Washington Post Co. - Class B	743	596,480
Williams-Sonoma, Inc. (c)	11,547	376,663
		19,906,833
Consumer Staples - 2.8%
Alberto-Culver Co.	10,531	261,063
BJ's Wholesale Club, Inc. (a) (c)	8,324	276,024
Church & Dwight, Inc. (c)	8,489	399,322
Energizer Holdings, Inc. (a)	7,267	805,547
Hansen Natural Corp. (a) (c)	7,581	429,691
Hormel Foods Corp.	9,456	338,336
The JM Smucker Co.	7,326	391,355
Lancaster Colony Corp. (c)	3,027	115,541
NBTY, Inc. (a)	7,150	290,290
PepsiAmericas, Inc.	7,829	253,973
Ruddick Corp. (c)	4,654	156,095
Smithfield Foods, Inc. (a)	15,057	474,295
Tootsie Roll Industries, Inc. (c)	3,513	93,200
Universal Corp. (c)	3,362	164,570
		4,449,302
Energy - 9.4%
Arch Coal, Inc. (c)	18,426	621,693
Barrett Bill Corp. (a) (c)	4,300	169,463
Cameron International Corp. (a)	13,930	1,285,600
Cimarex Energy Co. (c)	10,772	401,257
Denbury Resources, Inc. (a) (c)	15,591	696,762
Encore Acquisition Co. (a) (c)	6,868	217,372
Exterran Holdings, Inc. (a) (c)	8,432	677,427
FMC Technologies, Inc. (a)	16,826	970,187
Forest Oil Corp. (a)	11,276	485,319
Frontier Oil Corp.	13,732	571,800
Grant Prideco, Inc. (a)	16,561	902,906
Helmerich & Payne, Inc. (c)	13,360	438,609
Newfield Exploration Co. (a) (c)	16,818	809,955
Noble Energy, Inc.	22,046	1,544,102
Overseas Shipholding Group, Inc.	3,643	279,892
Patterson-UTI Energy, Inc.	20,253	457,110
Pioneer Natural Resources Co.	15,552	699,529
Plains Exploration & Production Co. (a)	9,372	414,430
Pogo Producing Co.	7,567	401,883
Pride International, Inc. (a)	21,393	781,914
Quicksilver Resources, Inc. (a) (c)	6,534	307,425
Southwestern Energy Co. (a)	21,862	914,925
Superior Energy Services (a) (c)	10,432	369,710
Tidewater, Inc. (c)	7,148	449,180
		14,868,450
Financials - 15.5%
AG Edwards, Inc.	9,738	815,558
AMB Property Corp.	12,800	765,568
American Financial Group, Inc.	9,634	274,762
AmeriCredit Corp. (a) (c)	15,191	267,058
Arthur J. Gallagher & Co. (c)	12,215	353,869
Associated Banc-Corp	16,291	482,702
Astoria Financial Corp.	10,926	289,867
Bank of Hawaii Corp. (c)	6,434	340,037
Broadridge Financial Solutions, Inc.	17,730	335,983
Brown & Brown, Inc.	14,909	392,107
Cathay General Bancorp (c)	6,699	215,775
City National Corp. (c)	5,181	360,131
The Colonial BancGroup, Inc. (c)	19,778	427,600
Commerce Group, Inc. (c)	6,200	182,714
Cousins Properties, Inc.	4,785	140,488
Cullen/Frost Bankers, Inc.	7,752	388,530
Duke Realty Corp. (a)	18,100	611,961
Eaton Vance Corp.	15,841	633,006
Equity One, Inc. (c)	4,838	131,594
Everest Re Group Ltd.	8,102	893,164
Fidelity National Financial, Inc. - Class A (c)	28,663	501,029
First American Corp.	12,482	457,091
First Community Bancorp, Inc. (c)	3,350	183,279
First Niagara Financial Group, Inc. (c)	14,139	200,067
FirstMerit Corp. (c)	10,373	204,970
GATX Corp. (c)	6,862	293,351
Greater Bay Bancorp	6,602	182,215
The Hanover Insurance Group Inc	6,634	293,156
HCC Insurance Holdings, Inc.	14,482	414,764
Highwoods Properties, Inc.	7,283	267,068
Horace Mann Educators Corp.	5,593	110,238
Hospitality Properties Trust	12,145	493,694
IndyMac Bancorp, Inc. (c)	9,361	221,013
Jefferies Group, Inc.	14,355	399,500
Jones Lang LaSalle, Inc.	4,890	502,496
Liberty Property Trust	11,827	475,564
The Macerich Co.	9,313	815,633
Mack-Cali Realty Corp.	8,774	360,611
Mercury General Corp.	4,601	248,132
Nationwide Health Properties, Inc. (c)	11,498	346,435
New York Community Bancorp, Inc. (c)	40,227	766,324
Nuveen Investments, Inc.	10,264	635,752
Old Republic International Corp.	29,962	561,488
The PMI Group, Inc.	11,241	367,581
Potlatch Corp.	5,030	226,501
Protective Life Corp.	9,058	384,422
Radian Group, Inc. (c)	10,345	240,832
Raymond James Financial, Inc.	11,973	393,313
Rayonier, Inc. (c)	9,995	480,160
Regency Centers Corp.	8,956	687,373
SEI Investments Co. (c)	16,404	447,501
Stancorp Financial Group, Inc.	6,929	343,055
SVB Financial Group (a) (c)	4,465	211,462
TCF Financial Corp. (c)	14,513	379,950
UDR, Inc. (c)	17,542	426,621
Unitrin, Inc.	6,721	333,294
Waddell & Reed Financial, Inc. (c)	10,858	293,492
Washington Federal, Inc.	11,323	297,342
Webster Financial Corp.	7,312	307,981
Weingarten Realty Investors (c)	9,777	405,354
Westamerica Bancorporation (c)	3,926	195,554
Wilmington Trust Corp.	8,864	344,810
WR Berkley Corp.	21,122	625,845
		24,628,787
Health Care - 11.7%
Advanced Medical Optics, Inc. (a) (c)	7,722	236,216
Affymetrix, Inc. (a) (c)	8,831	224,043
Apria Healthcare Group, Inc. (a) (c)	5,610	145,916
Beckman Coulter, Inc. (c)	7,979	588,531
Cephalon, Inc. (a) (c)	8,501	621,083
Cerner Corp. (a) (c)	8,478	507,069
Charles River Laboratories International, Inc. (a)	8,667	486,652
Community Health Systems, Inc. (a) (c)	12,166	382,499
Covance, Inc. (a)	8,283	645,246
Cytyc Corp. (a)	14,850	707,603
Dentsply International, Inc.	19,676	819,309
Edwards Lifesciences Corp. (a) (c)	7,491	369,381
Endo Pharmaceuticals Holdings, Inc. (a)	16,949	525,589
Gen-Probe, Inc. (a)	6,766	450,480
Health Management Associates, Inc. - Class A (c)	31,353	217,590
Health Net, Inc. (a)	14,481	782,698
Henry Schein, Inc. (a) (c)	11,381	692,420
Hillenbrand Industries, Inc. (c)	7,963	438,124
Intuitive Surgical, Inc. (a)	4,807	1,105,610
Invitrogen Corp. (a) (c)	6,092	497,899
Kindred Healthcare, Inc. (a) (c)	4,100	73,431
Kyphon, Inc. (a) (c)	5,900	413,000
LifePoint Hospitals, Inc. (a) (c)	7,421	222,704
Lincare Holdings, Inc. (a)	10,882	398,825
Matthews International Corp. (c)	4,110	180,018
Medicis Pharmaceutical Corp. (c)	7,193	219,459
Millennium Pharmaceuticals, Inc. (a)	41,107	417,236
Mine Safety Appliances Co. (c)	3,870	182,316
Omnicare, Inc.	15,715	520,638
Par Pharmaceutical Companies, Inc. (a) (c)	4,654	86,378
PDL BioPharma, Inc. (a) (c)	14,912	322,248
Perrigo Co. (c)	9,822	209,700
Pharmaceutical Product Development, Inc.	13,432	476,030
Psychiatric Solutions, Inc. (a) (c)	6,947	272,878
Resmed, Inc. (a) (c)	9,934	425,871
Sepracor, Inc. (a)	14,254	391,985
STERIS Corp.	8,396	229,463
Techne Corp. (a) (c)	5,103	321,897
Universal Health Services, Inc.	6,974	379,525
Valeant Pharmaceuticals International (a) (c)	12,215	189,088
Varian, Inc. (a)	3,958	251,768
VCA Antech, Inc. (a)	10,831	452,194
Ventana Medical Systems, Inc. (a)	3,749	322,077
Vertex Pharmaceuticals, Inc. (a) (c)	16,888	648,668
WellCare Health Plans, Inc. (a)	5,345	563,523
		18,614,878
Industrials - 15.4%
AGCO Corp. (a) (c)	11,823	600,254
Airtran Holdings, Inc. (a) (c)	11,816	116,269
Alaska Air Group, Inc. (a) (c)	5,214	120,391
Alexander & Baldwin, Inc.	5,549	278,171
Alliant Techsystems, Inc. (a) (c)	4,268	466,492
Ametek, Inc.	13,755	594,491
Avis Budget Group, Inc. (a)	13,102	299,905
The Brink's Co.	6,283	351,094
Carlisle Companies., Inc.	7,907	384,280
ChoicePoint, Inc. (a) (c)	9,908	375,711
Con-way Inc.	5,925	272,550
Copart, Inc. (a)	9,214	316,869
Corporate Executive Board Co. (c)	4,700	348,928
Crane Co.	6,589	316,074
Deluxe Corp.	6,679	246,054
Donaldson Co, Inc. (c)	8,917	372,374
DRS Technologies, Inc. (c)	5,242	288,939
Dun & Bradstreet Corp.	7,542	743,717
Dycom Industries, Inc. (a) (c)	5,262	161,175
Expeditors International Washington, Inc.	27,300	1,291,290
Fastenal Co. (c)	16,237	737,322
Federal Signal Corp. (c)	6,168	94,741
Flowserve Corp.	7,268	553,676
Graco, Inc. (c)	8,624	337,285
Granite Construction, Inc. (c)	4,390	232,758
Harsco Corp.	10,884	645,095
Herman Miller, Inc.	8,349	226,592
HNI Corp. (c)	6,261	225,396
Hubbell, Inc. - Class B	7,764	443,480
IDEX Corp.	10,520	382,823
Jacobs Engineering Group, Inc. (a)	15,314	1,157,432
JB Hunt Transport Services, Inc. (c)	11,959	314,522
JetBlue Airways Corp. (a) (c)	23,052	212,539
Joy Global, Inc.	13,848	704,309
KBR, Inc. (a)	21,730	842,472
Kelly Services, Inc. (c)	2,788	55,230
Kennametal, Inc.	5,003	420,152
Korn/Ferry International (a) (c)	6,178	101,999
Lincoln Electric Holdings, Inc.	5,538	429,804
Manpower, Inc.	11,017	708,944
MSC Industrial Direct Co., Inc. Class A	6,090	308,093
Navigant Consulting, Inc. (a) (c)	5,708	72,263
Nordson Corp. (c)	4,357	218,765
Oshkosh Truck Corp.	9,572	593,177
Pentair, Inc. (c)	12,949	429,648
Quanta Services, Inc. (a)	21,907	579,440
Republic Services, Inc.	21,044	688,349
Rollins, Inc. (c)	3,885	103,691
Roper Industries, Inc.	11,373	744,932
Sequa Corp. (a) (c)	896	148,539
SPX Corp.	6,982	646,254
Stericycle, Inc. (a)	11,472	655,740
Strayer Education, Inc. (c)	1,858	313,315
Teleflex, Inc.	5,061	394,353
Thomas & Betts Corp. (a)	6,649	389,897
Timken Co.	12,190	452,859
Trinity Industries, Inc.	10,352	388,614
United Rentals, Inc. (a)	9,361	301,143
Werner Enterprises, Inc. (c)	6,441	110,463
YRC Worldwide, Inc. (a) (c)	7,403	202,250
		24,513,384
Information Technology - 15.2%
3Com Corp. (a)	51,402	253,926
ACI Worldwide, Inc. (a) (c)	4,858	108,576
Activision, Inc. (a) (c)	36,590	789,978
Acxiom Corp.	8,920	176,527
ADC Telecommunications, Inc. (a)	15,200	298,072
Adtran, Inc. (c)	7,995	184,125
Advent Software, Inc. (a) (c)	2,241	105,260
Alliance Data Systems Corp. (a)	10,090	781,370
Amphenol Corp. - Class A	23,036	915,911
Andrew Corp. (a)	20,259	280,587
Arrow Electronics, Inc. (a)	15,904	676,238
Atmel Corp. (a)	62,655	323,300
Avnet, Inc. (a)	19,210	765,711
Avocent Corp. (a) (c)	6,572	191,377
Cadence Design Systems, Inc. (a)	36,220	803,722
CDW Corp. (a)	7,844	683,997
Ceridian Corp. (a)	18,271	634,735
Checkfree Corp. (a) (c)	11,317	526,693
CommScope, Inc. (a) (c)	7,754	389,561
Cree, Inc. (a) (c)	10,991	341,820
CSG Systems International, Inc. (a) (c)	5,875	124,844
Cypress Semiconductor Corp. (a) (c)	19,560	571,348
Diebold, Inc.	8,509	386,479
Digital River, Inc. (a) (c)	5,379	240,710
DST Systems, Inc. (a) (c)	6,831	586,168
F5 Networks, Inc. (a) (c)	10,682	397,264
Fair Isaac Corp. (c)	7,395	267,033
Fairchild Semiconductor International, Inc. (a) (c)	15,984	298,581
Gartner, Inc. - Class A (a)	8,926	218,330
Global Payments, Inc.	10,375	458,783
Harris Corp.	17,612	1,017,797
Imation Corp. (c)	4,382	107,490
Ingram Micro, Inc. (a)	18,444	361,687
Integrated Device Technology, Inc. (a)	25,441	393,827
International Rectifier Corp. (a)	9,386	309,644
Intersil Corp. - Class A	17,065	570,483
Jack Henry & Associates, Inc. (c)	10,000	258,600
Kemet Corp. (a) (c)	10,761	79,093
Lam Research Corp. (a)	17,447	929,227
Lattice Semiconductor Corp. (a) (c)	14,869	66,762
Macrovision Corp. (a) (c)	6,756	166,400
McAfee, Inc. (a)	20,652	720,135
Mentor Graphics Corp. (a)	10,999	166,085
Micrel, Inc. (c)	7,711	83,279
MoneyGram International, Inc.	10,850	245,102
MPS Group, Inc. (a)	13,259	147,838
National Instruments Corp.	7,389	253,664
NCR Corporation (a)	23,720	563,350
Palm, Inc. (a) (c)	13,207	214,878
Parametric Technology Corp. (a)	14,772	257,328
Plantronics, Inc.	6,198	176,953
Polycom, Inc. (a)	11,761	315,900
Powerwave Technologies, Inc. (a) (c)	16,845	103,765
RF Micro Devices, Inc. (a) (c)	24,997	168,230
Semtech Corp. (a)	8,149	166,892
Silicon Laboratories, Inc. (a) (c)	7,094	296,245
SRA International, Inc. - Class A (a) (c)	5,333	149,751
Sybase, Inc. (a)	11,900	275,247
Synopsys, Inc. (a)	18,778	508,508
Tech Data Corp. (a)	7,044	282,605
TriQuint Semiconductor, Inc. (a) (c)	17,795	87,373
Utstarcom, Inc. (a) (c)	13,790	50,471
Valueclick, Inc. (a) (c)	12,881	289,307
Vishay Intertechnology, Inc. (a)	23,883	311,196
Western Digital Corp. (a)	28,479	721,088
Wind River Systems, Inc. (a)	9,781	115,122
Zebra Technologies Corp. - Class A (a) (c)	8,921	325,527
		24,037,875
Materials - 6.9%
Airgas, Inc.	10,166	524,871
Albemarle Corp.	10,227	452,033
Bowater, Inc. (c)	7,271	108,483
Cabot Corp. (c)	8,330	295,965
Carpenter Technology Corp.	3,330	432,933
Chemtura Corp.	31,220	277,546
Cleveland-Cliffs, Inc. (c)	5,330	468,880
Commercial Metals Co.	15,293	484,023
Cytec Industries, Inc.	5,448	372,589
Ferro Corp. (c)	5,581	111,508
Florida Rock Industries, Inc.	6,390	399,311
FMC Corp.	9,920	516,038
Louisiana-Pacific Corp. (c)	13,511	229,282
Lubrizol Corp.	8,947	582,092
Lyondell Chemical Co. (c)	32,485	1,505,680
Martin Marietta Materials, Inc. (c)	5,357	715,427
Minerals Technologies, Inc. (c)	2,412	161,604
Olin Corp. (c)	9,507	212,767
Packaging Corp of America	11,882	345,410
Reliance Steel & Aluminum Co.	8,341	471,600
RPM International, Inc.	15,482	370,794
The Scotts Miracle-Gro Co. - Class A	5,694	243,419
Sensient Technologies Corp.	6,060	174,952
Sonoco Products Co.	12,883	388,809
Steel Dynamics, Inc.	12,113	565,677
Valspar Corp.	13,218	359,662
Worthington Industries (c)	8,989	211,781
		10,983,136
Telecommunication Services - 0.9%
Cincinnati Bell, Inc. (a)	32,017	158,164
Neustar, Inc. (a) (c)	9,795	335,871
Telephone & Data Systems, Inc.	13,472	899,256
		1,393,291
Utilities - 7.1%
AGL Resources, Inc.	10,071	399,013
Alliant Energy Corp.	14,347	549,777
Aqua America, Inc. (c)	17,129	388,486
Aquila, Inc. (a)	48,585	194,826
Black Hills Corp. (c)	4,813	197,429
DPL, Inc.	14,637	384,368
Energy East Corp.	20,299	549,088
Equitable Resources, Inc.	15,735	816,174
Great Plains Energy, Inc.	11,123	320,454
Hawaiian Electric Industries, Inc. (c)	10,544	228,910
Idacorp, Inc. (c)	5,653	185,079
MDU Resources Group, Inc.	23,444	652,681
National Fuel Gas Co. (c)	10,715	501,569
Northeast Utilities	19,985	570,971
NSTAR	13,822	481,144
OGE Energy Corp.	11,830	391,573
Oneok, Inc.	13,341	632,363
Pepco Holdings, Inc.	24,899	674,265
PNM Resources, Inc. (c)	9,817	228,540
Puget Energy, Inc. (c)	15,101	369,521
SCANA Corp.	15,100	584,974
Sierra Pacific Resources (a)	28,657	450,775
Vectren Corp. (c)	9,879	269,598
Westar Energy, Inc. (c)	11,323	278,093
WGL Holdings, Inc.	6,359	215,507
Wisconsin Energy Corp.	15,140	681,754
		11,196,932
TOTAL COMMON STOCKS (Cost $121,195,548)		154,592,868

UNIT INVESTMENT TRUSTS - 0.8%
Midcap SPDR Trust Series 1 (c)	7,795	1,254,216
TOTAL INVESTMENT COMPANIES (Cost $1,149,457)		1,254,216

SHORT TERM INVESTMENTS (e) - 2.8%
Money Market Funds - 1.9%
Northern Institutional Diversified Assets Portfolio	2,973,580	2,973,580

	Principal
	Amount	Value
U.S. Treasury Bills - 0.9%
4.010%, 12/13/2007	$1,500,000	$1,488,904
TOTAL SHORT TERM INVESTMENTS (Cost $4,461,504)		4,462,484
Total Investments (Cost $126,806,509) (b) - 101.0%		160,309,568
Northern Institutional Liquid Assets Portfolio (d) - 28.6%		45,456,074
Liabilities in Excess of Other Assets - (29.6)%		(47,067,062)
TOTAL NET ASSETS - 100.0%		$158,698,580

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $127,637,780 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $42,467,505 and ($9,795,717), respectively, with a net appreciation / (depreciation) of $32,671,788.
(c) All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $44,331,758, $45,456,074, and $151,708, respectively.
(e)	Securities and other assets with an aggregate value of $3,394,540 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
S&P MidCap 400 Index Mini (12/07)	18	$37,242
S&P MidCap 400 Index (12/07)	4	$49,168

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Balanced Index Portfolio

		Shares		Value
COMMON STOCKS - 59.2%
Consumer Discretionary - 5.7%
Abercrombie & Fitch Co. - Class A		120		$9,684
Amazon.Com, Inc. (a)		361		33,627
Apollo Group, Inc. (a) (d)		185		11,128
AutoNation, Inc. (a) (d)		203		3,597
Autozone, Inc. (a)		56		6,504
Bed Bath & Beyond, Inc. (a)		318		10,850
Best Buy Co., Inc.		470		21,629
Big Lots, Inc. (a) (d)		137		4,088
Black & Decker Corp.		82		6,831
Brunswick Corp.		105		2,400
Carnival Corp.		514		24,893
CBS Corporation		851		26,807
Centex Corp. (d)		157		4,171
Circuit City Stores, Inc. (d)		161		1,274
Clear Channel Communications, Inc.		576		21,565
Coach, Inc. (a)		431		20,373
Comcast Corp. - Class A (a)		3,607		87,217
D.R. Horton, Inc. (d)		341		4,368
Darden Restaurants, Inc.		165		6,907
Dillard's, Inc. - Class A (d)		71		1,550
The DIRECTV Group, Inc. (a)		895		21,731
Dow Jones & Co., Inc.		98		5,851
E.W. Scripps Co. (d)		130		5,460
Eastman Kodak Co. (d)		359		9,607
eBay, Inc. (a)		1,312		51,194
Family Dollar Stores, Inc. (d)		175		4,648
Ford Motor Co. (a) (d)		2,410		20,461
Fortune Brands, Inc.		190		15,483
Gannett Co., Inc.		273		11,930
The Gap, Inc.		615		11,341
General Motors Corp. (d)		656		24,075
Genuine Parts Co.		198		9,900
The Goodyear Tire & Rubber Co. (a) (d)		263		7,998
H&R Block, Inc.		375		7,942
Harley-Davidson, Inc.		299		13,817
Harman International Industries, Inc.		77		6,662
Harrah's Entertainment, Inc.		217		18,864
Hasbro, Inc.		217		6,050
Hilton Hotels Corp. (d)		453		21,060
Home Depot, Inc.		1,992		64,620
IAC/InterActiveCorp (a)		254		7,536
International Game Technology		386		16,637
Interpublic Group of Companies, Inc. (a) (d)		544		5,647
J.C. Penney Co., Inc.		261		16,540
Johnson Controls, Inc.		229		27,047
Jones Apparel Group, Inc.		136		2,874
KB Home (d)		90		2,255
Kohl's Corp. (a)		375		21,499
Leggett & Platt, Inc.		221		4,234
Lennar Corp.		162		3,669
Limited Brands, Inc. (d)		398		9,110
Liz Claiborne, Inc. (d)		129		4,429
Lowe's Companies, Inc.		1,746		48,923
Macys, Inc.		534		17,259
Marriott International, Inc. - Class A		381		16,562
Mattel, Inc.		457		10,721
McDonald's Corp.		1,385		75,441
The McGraw-Hill Cos., Inc.		399		20,313
Meredith Corp.		70		4,011
The New York Times Co. - Class A (d)		191		3,774
Newell Rubbermaid, Inc.		346		9,972
News Corp. - Class A		2,702		59,417
Nike, Inc. - Class B		471		27,629
Nordstrom, Inc.		261		12,238
Office Depot, Inc. (a)		321		6,619
OfficeMax, Inc.		118		4,044
Omnicom Group		418		20,102
Polo Ralph Lauren Corp.		85		6,609
Pulte Homes, Inc. (d)		265		3,607
RadioShack Corp. (d)		170		3,512
Sears Holdings Corp. (a) (d)		89		11,321
The Sherwin-Williams Co.		140		9,199
Snap-On, Inc.		97		4,805
The Stanley Works		121		6,792
Staples, Inc.		830		17,837
Starbucks Corp. (a)		860		22,532
Starwood Hotels & Resorts Worldwide, Inc.		268		16,281
Target Corp.		988		62,807
Tiffany & Co.		183		9,580
Time Warner, Inc.		4,391		80,619
The TJX Companies, Inc.		528		15,349
Tribune Co.		94		2,568
VF Corp.		104		8,398
Viacom, Inc. - Class B (a)		800		31,176
The Walt Disney Co.		2,299		79,063
Wendy's International, Inc.		109		3,805
Whirlpool Corp.		92		8,197
Wyndham Worldwide Corp.		236		7,731
Yum! Brands, Inc.		609		20,602
				1,539,049
Consumer Staples - 5.6%
Altria Group, Inc.		2,484		172,712
Anheuser-Busch Companies, Inc.		882		44,091
Archer-Daniels-Midland Co.		758		25,075
Avon Products, Inc.		510		19,140
Brown-Forman Corp. - Class B (d)		92		6,892
Campbell Soup Co.		276		10,212
Clorox Co.		163		9,941
The Coca-Cola Co.		2,331		133,963
Coca-Cola Enterprises, Inc.		324		7,847
Colgate-Palmolive Co.		594		42,364
ConAgra Foods, Inc.		579		15,129
Constellation Brands, Inc. - Class A (a)		225		5,447
Costco Wholesale Corp.		519		31,851
CVS Caremark Corp.		1,791		70,977
Dean Foods Co.		151		3,863
The Estee Lauder Companies, Inc.		137		5,817
General Mills, Inc.		402		23,320
The Hershey Co. (d)		216		10,025
HJ Heinz Co.		377		17,417
Kellogg Co.		291		16,296
Kimberly-Clark Corp.		495		34,779
Kraft Foods, Inc.		1,862		64,258
The Kroger Co.		822		23,443
McCormick & Co., Inc.		163		5,863
Molson Coors Brewing Co. - Class B (d)		80		7,974
Pepsi Bottling Group, Inc.		180		6,691
PepsiCo, Inc.		1,890		138,461
Procter & Gamble Co.		3,654		257,022
Reynolds American, Inc. (d)		227		14,435
Safeway, Inc.		513		16,985
Sara Lee Corp.		853		14,237
Supervalu, Inc.		259		10,104
Sysco Corp.		717		25,518
Tyson Foods, Inc. - Class A		315		5,623
UST, Inc.		186		9,226
Walgreen Co.		1,162		54,893
Wal-Mart Stores, Inc.		2,813		122,787
Whole Foods Market, Inc. (d)		164		8,029
WM Wrigley Jr. Co.		272		17,471
				1,510,178
Energy - 6.8%
Anadarko Petroleum Corp.		539		28,971
Apache Corp.		385		34,673
Baker Hughes, Inc.		372		33,618
BJ Services Co.		340		9,027
Chesapeake Energy Corp. (d)		476		16,784
Chevron Corp.		2,492		233,201
ConocoPhillips		1,895		166,324
Devon Energy Corp.		516		42,931
El Paso Corp.		813		13,797
ENSCO International, Inc.		173		9,705
EOG Resources, Inc.		305		22,061
Exxon Mobil Corp.		6,533		604,694
Halliburton Co.		1,061		40,742
Hess Corp.		319		21,223
Marathon Oil Corp.		796		45,388
Murphy Oil Corp.		219		15,306
Nabors Industries Ltd. (a) (d)		348		10,708
National Oilwell Varco, Inc. (a)		206		29,767
Noble Corp.		336		16,481
Occidental Petroleum Corp.		968		62,029
Peabody Energy Corp.		308		14,744
Rowan Companies, Inc.		129		4,719
Schlumberger Ltd.		1,406		147,630
Smith International, Inc. (d)		233		16,636
Spectra Energy Corp.		733		17,944
Sunoco, Inc.		142		10,051
Tesoro Petroleum Corp.		160		7,363
Transocean, Inc. (a)		341		38,550
Valero Energy Corp.		637		42,794
Weatherford International Ltd. (a)		392		26,335
Williams Companies, Inc.		695		23,672
XTO Energy, Inc.		445		27,519
				1,835,387

Financials - 11.7%
ACE Ltd. (d)		378		22,896
Aflac, Inc.		568		32,399
The Allstate Corp.		705		40,319
AMBAC Financial Group, Inc.		128		8,053
American Capital Strategies Ltd. (d)		230		9,828
American Express Co.		1,379		81,871
American International Group, Inc.		3,008		203,491
Ameriprise Financial, Inc.		298		18,807
AON Corp.		341		15,280
Apartment Investment & Management Co.		113		5,100
Archstone-Smith Trust		259		15,576
Assurant, Inc. (d)		130		6,955
AvalonBay Communities, Inc.		100		11,806
Banco Bilbao Vizcaya Argentaria SA Sponsored - ADR		1		14
Bank of America Corp.		5,235		263,163
The Bank Of New York Mellon Corp.		1,310		57,823
BB&T Corp.		630		25,446
The Bear Stearns Companies, Inc. (d)		139		17,071
Boston Properties, Inc.		140		14,546
Capital One Financial Corp.		480		31,886
CB Richard Ellis Group, Inc. (a) (d)		250		6,960
The Charles Schwab Corp.		1,095		23,652
Chubb Corp.		466		24,996
Cincinnati Financial Corp.		200		8,662
CIT Group, Inc.		242		9,728
Citigroup, Inc.		5,869		273,906
CME Group, Inc.		63		37,003
Comerica, Inc.		197		10,102
Commerce Bancorp, Inc.		222		8,609
Countrywide Financial Corp.		689		13,098
Developers Diversified Realty Corp. (d)		170		9,498
Discover Financial Services		613		12,750
E*Trade Financial Corp. (a)		496		6,478
Equity Residential		367		15,546
Fannie Mae		1,130		68,715
Federated Investors, Inc.		103		4,089
Fifth Third Bancorp		639		21,649
First Horizon National Corp. (d)		157		4,186
Franklin Resources, Inc.		192		24,480
Freddie Mac		767		45,261
General Growth Properties, Inc. (d)		285		15,282
Genworth Financial, Inc.		486		14,935
Goldman Sachs Group, Inc.		474		102,735
Hartford Financial Services Group, Inc.		368		34,058
Host Marriott Corp.		606		13,599
Hudson City Bancorp, Inc. (d)		563		8,659
Huntington Bancshares, Inc.		294		4,992
Intercontinentalexchange, Inc. (a) (d)		80		12,152
Janus Capital Group, Inc. (d)		216		6,109
JPMorgan Chase & Co.		3,962		181,539
KeyCorp		456		14,743
Kimco Realty Corp.		264		11,935
Legg Mason, Inc.		153		12,896
Lehman Brothers Holdings, Inc.		618		38,149
Leucadia National Corp. (d)		195		9,403
Lincoln National Corp.		315		20,781
Loews Corp.		518		25,045
M&T Bank Corp. (d)		88		9,104
Marsh & McLennan Companies, Inc.		645		16,448
Marshall & Ilsley Corp.		301		13,175
MBIA, Inc. (d)		168		10,256
Merrill Lynch & Co., Inc.		1,011		72,064
MetLife, Inc.		861		60,038
MGIC Investment Corp. (d)		104		3,360
Moody's Corp.		268		13,507
Morgan Stanley		1,223		77,049
National City Corp.		749		18,792
Northern Trust Corp.		219		14,513
Plum Creek Timber Co., Inc. (d)		221		9,892
PNC Financial Services Group, Inc.		434		29,555
Principal Financial Group, Inc.		311		19,621
The Progressive Corp.		855		16,596
Prologis		298		19,772
Prudential Financial, Inc.		543		52,986
Public Storage, Inc.		138		10,854
Regions Financial Corp.		818		24,115
Safeco Corp.		154		9,428
Simon Property Group, Inc.		273		27,300
SLM Corp.		478		23,742
Sovereign Bancorp, Inc. (d)		420		7,157
State Street Corp.		438		29,854
SunTrust Banks, Inc.		414		31,327
Synovus Financial Corp.		407		11,416
T. Rowe Price Group, Inc.		309		17,208
Torchmark Corp.		123		7,665
The Travelers Companies, Inc.		771		38,812
Unum Group		399		9,764
US Bancorp (d)		2,019		65,678
Vornado Realty Trust		152		16,621
Wachovia Corp.		2,220		111,333
Washington Mutual, Inc. (d)		1,031		36,405
Wells Fargo & Co.		3,943		140,450
XL Capital Ltd. - Class A		235		18,612
Zions Bancorporation		151		10,369
				3,143,548
Health Care - 7.0%
Abbott Laboratories		1,787		95,819
Aetna, Inc.		599		32,508
Allergan, Inc.		357		23,016
AmerisourceBergen Corp.		222		10,063
Amgen, Inc. (a)		1,282		72,523
Applera Corp. - Applied Biosystems Group		242		8,383
Barr Pharmaceuticals, Inc. (a)		160		9,106
Bausch & Lomb, Inc.		90		5,760
Baxter International, Inc.		756		42,548
Becton, Dickinson & Co.		285		23,384
Biogen Idec, Inc. (a)		364		24,144
Boston Scientific Corp. (a)		1,574		21,957
Bristol-Myers Squibb Co.		2,283		65,796
C.R. Bard, Inc.		120		10,583
Cardinal Health, Inc.		447		27,951
Celgene Corp. (a) (d)		475		33,872
CIGNA Corp.		334		17,799
Coventry Health Care, Inc. (a)		210		13,064
Covidien Ltd (a)		575		23,862
Eli Lilly & Co.		1,145		65,185
Express Scripts, Inc. (a)		317		17,695
Forest Laboratories, Inc. (a)		369		13,760
Genzyme Corp. (a)		329		20,385
Gilead Sciences, Inc. (a)		1,084		44,303
Hospira, Inc. (a)		208		8,622
Humana, Inc. (a)		218		15,234
IMS Health, Inc.		228		6,986
Johnson & Johnson		3,415		224,365
King Pharmaceuticals, Inc. (a)		304		3,563
Laboratory Corp. of America Holdings (a)		166		12,986
Manor Care, Inc.		85		5,474
McKesson Corp.		343		20,165
Medco Health Solutions, Inc. (a)		325		29,377
Medtronic, Inc.		1,337		75,420
Merck & Co., Inc.		2,568		132,740
Millipore Corp. (a) (d)		86		6,519
Mylan Laboratories, Inc. (d)		289		4,612
Patterson Companies, Inc. (a)		162		6,255
PerkinElmer, Inc.		167		4,878
Pfizer, Inc.		8,141		198,885
Quest Diagnostics, Inc. (d)		214		12,363
Schering-Plough Corp.		1,910		60,413
St. Jude Medical, Inc. (a)		393		17,319
Stryker Corp.		280		19,253
Tenet Healthcare Corp. (a) (d)		549		1,845
Thermo Electron Corp. (a)		524		30,245
UnitedHealth Group, Inc.		1,555		75,309
Varian Medical Systems, Inc. (a)		175		7,331
Waters Corp. (a)		136		9,101
Watson Pharmaceuticals, Inc. (a)		119		3,855
Wellpoint, Inc. (a)		712		56,191
Wyeth		1,561		69,542
Zimmer Holdings, Inc. (a)		296		23,973
				1,866,287
Industrials - 6.8%
3M Co.		836		78,233
Allied Waste Industries, Inc. (a)		326		4,156
American Standard Cos., Inc.		218		7,765
Avery Dennison Corp. (d)		125		7,127
Boeing Co.		914		95,961
Burlington Northern Santa Fe Corp.		354		28,734
C.H. Robinson Worldwide, Inc.		199		10,804
Caterpillar, Inc.		743		58,273
Cintas Corp.		181		6,715
Cooper Industries Ltd. - Class A		228		11,649
CSX Corp.		507		21,664
Cummins, Inc.		121		15,475
Danaher Corp.		297		24,565
Deere & Co.		262		38,886
Dover Corp.		238		12,126
Eaton Corp.		183		18,124
Emerson Electric Co.		923		49,122
Equifax, Inc.		168		6,404
FedEx Corp.		383		40,119
Fluor Corp.		103		14,830
General Dynamics Corp.		470		39,701
General Electric Co.		12,088		500,443
Goodrich Corp.		146		9,962
Honeywell International, Inc.		904		53,761
Illinois Tool Works, Inc.		479		28,568
Ingersoll-Rand Company Ltd. - Class A		350		19,064
ITT Corp.		244		16,575
L-3 Communications Holdings, Inc.		145		14,810
Lockheed Martin Corp.		412		44,698
Masco Corp.		439		10,172
Monster Worldwide, Inc. (a)		152		5,177
Norfolk Southern Corp.		457		23,723
Northrop Grumman Corp.		401		31,278
Paccar, Inc.		289		24,637
Pall Corp.		154		5,991
Parker Hannifin Corp.		145		16,215
Pitney Bowes, Inc.		275		12,490
Precision Castparts Corp.		170		25,157
Raytheon Co.		516		32,931
Robert Half International, Inc.		193		5,763
Rockwell Automation, Inc.		207		14,389
Rockwell Collins, Inc.		210		15,338
RR Donnelley & Sons Co.		256		9,359
Ryder System, Inc.		71		3,479
Southwest Airlines Co.		906		13,409
Terex Corp. (a)		140		12,463
Textron, Inc.		295		18,352
Tyco International Ltd		576		25,540
Union Pacific Corp.		314		35,501
United Parcel Service, Inc. - Class B		1,229		92,298
United Technologies Corp.		1,154		92,874
W.W. Grainger, Inc.		83		7,569
Waste Management, Inc.		601		22,682
				1,835,101
Information Technology - 9.4%
Adobe Systems, Inc. (a)		683		29,820
Advanced Micro Devices, Inc. (a) (d)		642		8,474
Affiliated Computer Services, Inc. - Class A (a)		116		5,828
Agilent Technologies, Inc. (a)		460		16,965
Akamai Technologies, Inc. (a) (d)		200		5,746
Altera Corp.		412		9,921
Analog Devices, Inc.		380		13,741
Apple, Inc. (a)		1,026		157,532
Applied Materials, Inc.		1,604		33,203
Autodesk, Inc. (a)		289		14,441
Automatic Data Processing, Inc.		642		29,487
Avaya, Inc. (a)		522		8,853
BMC Software, Inc. (a)		271		8,463
Broadcom Corp. - Class A (a)		540		19,678
CA, Inc.		478		12,294
Ciena Corp. (a)		123		4,684
Cisco Systems, Inc. (a)		7,186		237,928
Citrix Systems, Inc. (a)		210		8,467
Cognizant Technology Solutions Corp. (a)		200		15,954
Computer Sciences Corp. (a)		216		12,074
Compuware Corp. (a)		350		2,807
Convergys Corp. (a)		184		3,194
Corning, Inc.		1,826		45,011
Dell, Inc. (a)		2,631		72,616
Electronic Arts, Inc. (a)		387		21,668
Electronic Data Systems Corp.		591		12,907
EMC Corp. (a)		2,436		50,669
Fidelity National Information Services, Inc.		220		9,761
Fiserv, Inc. (a)		196		9,969
Google, Inc. (a)		272		154,297
Hewlett-Packard Co.		3,037		151,212
Intel Corp.		6,890		178,175
International Business Machines Corp.		1,584		186,595
Intuit, Inc. (a)		398		12,059
Jabil Circuit, Inc.		208		4,751
JDS Uniphase Corp. (a) (d)		278		4,159
Juniper Networks, Inc. (a)		658		24,089
Kla-Tencor Corp.		223		12,439
Lexmark International, Inc. - Class A (a)		133		5,524
Linear Technology Corp. (d)		295		10,322
LSI Corp. (a) (d)		894		6,634
MEMC Electronic Materials, Inc. (a)		290		17,069
Microchip Technology, Inc.		260		9,443
Micron Technology, Inc. (a)		878		9,746
Microsoft Corp. (f)		9,512		280,224
Molex, Inc.		187		5,036
Motorola, Inc.		2,687		49,790
National Semiconductor Corp.		324		8,787
NCR Corp. (a)		223		11,105
Network Appliance, Inc. (a)		431		11,598
Novell, Inc. (a)		404		3,087
Novellus Systems, Inc. (a) (d)		163		4,443
Nvidia Corp. (a)		666		24,136
Oracle Corp. (a)		4,594		99,460
Paychex, Inc.		395		16,195
QLogic Corp. (a)		185		2,488
Qualcomm, Inc.		1,935		81,773
SanDisk Corp. (a)		280		15,428
Solectron Corp. (a)		1,052		4,103
Sun Microsystems, Inc. (a)		4,150		23,282
Symantec Corp. (a)		1,046		20,272
Tektronix, Inc.		95		2,635
Tellabs, Inc. (a)		509		4,846
Teradyne, Inc. (a)		237		3,271
Texas Instruments, Inc.		1,663		60,849
Tyco Electronics Ltd		576		20,408
Unisys Corp. (a) (d)		404		2,675
VeriSign, Inc. (a) (d)		285		9,616
The Western Union Co.		897		18,810
Xerox Corp. (a)		1,088		18,866
Xilinx, Inc.		346		9,044
Yahoo!, Inc. (a)		1,589		42,649
				2,523,545
Materials - 2.0%
Air Products & Chemicals, Inc.		270		26,395
Alcoa, Inc.		1,009		39,472
Allegheny Technologies, Inc.		141		15,503
Ashland, Inc.		70		4,215
Ball Corp.		129		6,934
Bemis Co.		122		3,552
Consol Energy, Inc.		228		10,625
The Dow Chemical Co.		1,104		47,538
Eastman Chemical Co.		98		6,540
Ecolab, Inc.		222		10,478
EI Du Pont de Nemours & Co.		1,072		53,128
Freeport-McMoRan Copper & Gold, Inc. - Class B		445		46,676
Hercules, Inc. (a)		136		2,859
International Flavors & Fragrances, Inc.		91		4,810
International Paper Co.		506		18,150
MeadWestvaco Corp.		214		6,319
Monsanto Co.		631		54,102
Newmont Mining Corp.		524		23,439
Nucor Corp.		350		20,815
Pactiv Corp. (a)		183		5,245
PPG Industries, Inc.		191		14,430
Praxair, Inc.		370		30,991
Rohm & Haas Co.		190		10,577
Sealed Air Corp.		202		5,163
Sigma-Aldrich Corp.		165		8,042
Temple-Inland, Inc.		132		6,947
United States Steel Corp.		138		14,620
Vulcan Materials Co.		119		10,609
Weyerhaeuser Co.		251		18,147
				526,321
Telecommunication Services - 2.2%
Alltel Corp.		401		27,942
AT&T, Inc.		7,152		302,601
CenturyTel, Inc.		154		7,118
Citizens Communications Co.		424		6,072
Embarq Corp.		176		9,785
Qwest Communications International, Inc. (a)		1,802		16,506
Sprint Nextel Corp.		3,359		63,821
Verizon Communications, Inc.		3,370		149,224
Windstream Corp.		554		7,822
				590,891
Utilities - 2.0%
The AES Corp. (a)		776		15,551
Allegheny Energy, Inc. (a)		193		10,086
Ameren Corp. (d)		240		12,600
American Electric Power Co., Inc.		463		21,335
Centerpoint Energy, Inc.		399		6,396
CMS Energy Corp. (d)		261		4,390
Consolidated Edison, Inc.		314		14,538
Constellation Energy Group, Inc.		210		18,016
Dominion Resources, Inc.		340		28,662
DTE Energy Co. (d)		205		9,930
Duke Energy Corporation		1,461		27,306
Dynegy Inc Del (a) (d)		500		4,620
Edison International		378		20,960
Entergy Corp.		248		26,856
Exelon Corp.		781		58,856
FirstEnergy Corp.		354		22,422
FPL Group, Inc.		472		28,735
Integrys Energy Group, Inc.		102		5,226
Nicor, Inc. (d)		74		3,175
NiSource, Inc.		342		6,546
PG&E Corp.		408		19,502
Pinnacle West Capital Corp.		117		4,623
PPL Corp.		447		20,696
Progress Energy, Inc.		321		15,039
Public Service Enterprise Group, Inc.		294		25,869
Questar Corp.		201		10,559
Sempra Energy		328		19,063
Southern Co. (d)		873		31,672
TECO Energy, Inc.		244		4,009
TXU Corp. (d)		533		36,495
Xcel Energy, Inc.		475		10,232
				543,965
TOTAL COMMON STOCKS (Cost $10,972,537)				15,914,272

		Principal
		Amount		Value
CORPORATE BONDS - 6.3%
Consumer Staples - 0.4%
Campbell Soup Co.
5.875%, 10/01/2008		$100,000		$100,856
Energy - 2.2%
Apache Corp.
5.625%, 01/15/2017		100,000		98,537
Burlington Resources Finance Co.
6.500%, 12/01/2011		150,000		156,800
Colonial Pipeline Co.
7.750%, 11/01/2010 (b)		125,000		133,811
Conoco Funding Co.
6.350%, 10/15/2011		50,000		52,122
Public Service of North Carolina, Inc.
6.625%, 02/15/2011		150,000		156,197
				597,467
Financials - 1.2%
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (b)		150,000		150,224
Union Planters Corp.
4.375%, 12/01/2010		190,000		183,662
				333,886
Health Care - 0.6%
Amgen, Inc.
6.500%, 12/01/2007		150,000		150,079
Industrials - 1.9%
Honeywell International, Inc.
7.500%, 03/01/2010 (d)		125,000		132,487
Masco Corp.
5.875%, 07/15/2012		125,000		124,530
United Technologies Corp.
4.375%, 05/01/2010		250,000		247,344
				504,361
TOTAL CORPORATE BONDS (Cost $1,713,682)				1,686,649

MORTGAGE BACKED SECURITIES - 12.4%
Fannie Mae Pool
Pool #500823, 7.000%, 07/01/2029		257,970		268,797
Pool #653650, 6.500%, 08/01/2032		75,237		76,727
Pool #722267, 5.500%, 07/01/2033		232,185		228,071
Pool #732114, 6.000%, 08/01/2033		139,648		140,354
Pool #357457, 5.500%, 11/01/2033		446,379		438,472
Pool #903724, 7.500%, 11/01/2036		327,324		336,610
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018		533,660		524,589
Pool #E9-9160, 4.500%, 09/01/2018		112,232		108,315
Pool #G0-8146, 6.000%, 08/01/2036		682,352		683,286
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034		530,473		521,816
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,413,357)				3,327,037

U.S. GOVERNMENT AGENCY ISSUES - 4.2%
Federal National Mortgage Association
5.050%, 02/07/2011		1,100,000		1,120,115
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,105,407)				1,120,115

U.S. TREASURY OBLIGATIONS - 15.4%
U.S. Treasury Bonds
6.250%, 08/15/2023 (d)		250,000		287,207
5.250%, 11/15/2028 (d)		450,000		471,656
6.125%, 08/15/2029 (d)		195,000		227,480
U.S. Treasury Notes
3.375%, 12/15/2008 (d)		84,000		83,390
4.500%, 02/15/2009 (d)		200,000		201,359
6.000%, 08/15/2009 (d)		50,000		51,824
5.750%, 08/15/2010 (d)		180,000		188,339
4.250%, 01/15/2011 (d)		300,000		301,852
4.750%, 01/31/2012 (d)		600,000		613,735
4.500%, 04/30/2012 (d)		250,000		253,066
4.750%, 05/31/2012 (d)		250,000		255,683
4.875%, 06/30/2012 (d)		100,000		102,797
3.625%, 05/15/2013 (d)		234,000		226,742
4.750%, 05/15/2014 (d)		250,000		255,625
4.125%, 05/15/2015 (d)		300,000		293,672
5.125%, 05/15/2016 (d)		300,000		312,586
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,077,485)				4,127,013

		Shares		Value
UNIT INVESTMENT TRUSTS - 0.6%
iShares Lehman Aggregate Bond Fund		1,675		$167,533
TOTAL INVESTMENT COMPANIES (Cost $164,910)				167,533

SHORT TERM INVESTMENTS (f) - 2.0%
Money Market Funds - 1.8%
Northern Institutional Diversified Assets Portfolio		495,749		495,749

		Principal
		Amount		Value
U.S. Treasury Bills - 0.2%
4.010%, 12/13/2007		$50,000		$49,630
TOTAL SHORT TERM INVESTMENTS (Cost $545,346)				545,379
Total Investments (Cost $21,992,724) (c) - 100.1%				26,887,998
Northern Institutional Liquid Assets Portfolio (e) - 14.6%				3,912,782
Liabilities in Excess of Other Assets - (14.7)%				(3,946,644)
TOTAL NET ASSETS - 100.0%				$26,854,136

(a) Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c)	For federal income tax purposes, cost is $22,048,996 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $5,377,910 and ($538,908), respectively, with a net appreciation / (depreciation) of $4,839,002.
(d)	All or a portion of the security is out on loan.
(e)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,945,182, $3,912,782, and $1,192,678, respectively.
(f)	Securities and other assets with an aggregate value of $769,050 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2007:

			Unrealized
			Appreciation/
Type	Contracts		(Depreciation)
S&P 500 Mini Futures (12/07)	10		$18,482

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Nasdaq-100 Index Portfolio

			Shares		Value
COMMON STOCKS - 95.0%
Consumer Discretionary - 16.6%
Amazon.Com, Inc. (a) (c)			4,949		$460,999
Apollo Group, Inc. (a)			3,157		189,894
Bed Bath & Beyond, Inc. (a)			6,580		224,510
Comcast Corp. - Class A (a)			26,125		631,703
Discovery Holding Co. (a)			4,296		123,940
eBay, Inc. (a)			18,268		712,817
EchoStar Communications Corp. - Class A (a) (c)			3,877		181,482
Expedia, Inc. (a) (c)			5,032		160,420
Garmin Ltd.			3,617		431,870
IAC/InterActiveCorp (a) (c)			5,392		159,981
Lamar Advertising Co. (c)			1,442		70,615
Liberty Global, Inc. (a)			3,498		143,488
Liberty Media Corp. - Interactive (a) (c)			10,469		201,109
PetSmart, Inc.			2,430		77,517
Ross Stores, Inc. (c)			2,466		63,228
Sears Holdings Corp. (a) (c)			2,675		340,260
Sirius Satellite Radio, Inc. (a)			28,543		99,615
Staples, Inc.			8,661		186,125
Starbucks Corp. (a) (c)			18,710		490,202
Virgin Media, Inc. (c)			6,440		156,299
Wynn Resorts Ltd (c)			2,159		340,172
XM Satellite Radio Holdings, Inc. - Class A (a)			5,690		80,627
					5,526,873
Consumer Staples - 1.1%
Costco Wholesale Corp. (c)			4,159		255,238
Whole Foods Market, Inc.			2,499		122,351
					377,589
Energy - 0.2%
Patterson-UTI Energy, Inc.			2,853		64,392

Health Care - 11.6%
Amgen, Inc. (a) (c)			9,152		517,729
Amylin Pharmaceuticals, Inc. (a)			2,286		114,300
Biogen Idec, Inc. (a) (c)			5,618		372,642
Celgene Corp. (a)			6,843		487,974
Cephalon, Inc. (a)			1,162		84,896
Dentsply International, Inc.			2,629		109,472
Express Scripts, Inc. (a)			4,148		231,541
Genzyme Corp. (a)			5,968		369,777
Gilead Sciences, Inc. (a)			16,449		672,271
Intuitive Surgical, Inc. (a)			675		155,250
Patterson Companies, Inc. (a) (c)			2,405		92,857
Sepracor, Inc. (a)			1,863		51,232
Teva Pharmaceutical Industries, Ltd. - ADR (c)			11,026		490,326
Vertex Pharmaceuticals, Inc. (a)			2,471		94,911
					3,845,178
Industrials - 4.6%
C.H. Robinson Worldwide, Inc. (c)			3,075		166,942
Cintas Corp.			3,432		127,327
Expeditors International Washington, Inc. (c)			3,773		178,463
Fastenal Co.			2,604		118,248
Foster Wheeler Ltd (a) (c)			1,326		174,077
Joy Global, Inc. (c)			1,923		97,804
Monster Worldwide, Inc. (a) (c)			2,407		81,982
Paccar, Inc. (c)			5,019		427,870
Ryanair Holdings PLC - ADR (a) (c)			2,097		87,046
UAL Corp. (a)			1,757		81,753
					1,541,512
Information Technology - 59.0%
Activision, Inc. (a)			4,560		98,450
Adobe Systems, Inc. (a) (c)			10,389		453,584
Akamai Technologies, Inc. (a)			2,848		81,823
Altera Corp.			8,732		210,267
Apple, Inc. (a)			21,871		3,358,073
Applied Materials, Inc.			12,884		266,699
Autodesk, Inc. (a) (c)			4,343		217,020
BEA Systems, Inc. (a)			6,551		90,862
Broadcom Corp. - Class A (a)			7,703		280,697
Cadence Design Systems, Inc. (a)			5,257		116,653
CDW Corp. (a)			1,488		129,754
Check Point Software Technologies Ltd. (a) (c)			4,019		101,198
Checkfree Corp. (a)			1,511		70,322
Cisco Systems, Inc. (a)			39,104		1,294,734
Citrix Systems, Inc. (a)			3,870		156,038
Cognizant Technology Solutions Corp. (a)			2,526		201,499
Dell, Inc. (a)			15,066		415,822
Electronic Arts, Inc. (a)			5,661		316,959
Fiserv, Inc. (a) (c)			3,721		189,250
Flextronics International Ltd. (a)			11,904		133,087
Google, Inc. (a) (c)			2,555		1,449,375
Infosys Technologies Ltd. - ADR			2,006		97,070
Intel Corp.			36,873		953,536
Intuit, Inc. (a)			7,647		231,704
Juniper Networks, Inc. (a)			6,091		222,992
Kla-Tencor Corp.			4,186		233,495
Lam Research Corp. (a) (c)			2,299		122,445
Linear Technology Corp. (c)			5,347		187,092
Logitech International S.A. (a)			3,209		94,826
Marvell Technology Group Ltd. (a)			10,074		164,911
Maxim Integrated Products, Inc.			8,103		237,823
Microchip Technology, Inc.			3,273		118,875
Microsoft Corp.			58,180		1,713,983
Network Appliance, Inc. (a)			6,709		180,539
Nvidia Corp. (a)			9,639		349,317
Oracle Corp. (a)			38,441		832,248
Paychex, Inc.			6,532		267,812
Qualcomm, Inc.			36,409		1,538,644
Research In Motion Ltd. (a)			10,099		995,257
SanDisk Corp. (a)			3,774		207,947
Sun Microsystems, Inc. (a)			28,053		157,377
Symantec Corp. (a) (c)			16,639		322,464
Telefonaktiebolaget LM Ericsson - ADR (c)			2,554		101,649
Tellabs, Inc. (a)			4,502		42,859
VeriSign, Inc. (a)			4,236		142,923
Xilinx, Inc.			7,124		186,221
Yahoo!, Inc. (a)			11,651		312,713
					19,648,888
Materials - 0.3%
Sigma-Aldrich Corp.			2,274		110,835

Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a) (c)			26,939		125,267
Millicom International Cellular S.A. (a)			1,759		147,580
NII Holdings, Inc. (a)			3,029		248,832
					521,679
TOTAL COMMON STOCKS (Cost $20,837,080)					31,636,946

SHORT TERM INVESTMENTS (e) - 5.2%
Money Market Funds - 4.3%
Northern Institutional Diversified Assets Portfolio			1,422,797		1,422,797

			Principal
			Amount		Value
U.S. Treasury Bills - 0.9%
4.010%, 12/13/2007			$300,000		$297,781
TOTAL SHORT TERM INVESTMENTS (Cost $1,720,382)					1,720,578
Total Investments (Cost $22,557,462) (b) - 100.2%					33,357,524
Northern Institutional Liquid Assets Portfolio (d) - 13.4%					4,458,657
Liabilities in Excess of Other Assets - (13.6)%					(4,525,559)
TOTAL NET ASSETS - 100.0%					$33,290,622

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $23,667,054 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $11,093,955 and ($1,403,485), respectively, with a net appreciation / (depreciation) of $9,690,470.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,779,583, $4,458,657, and $460,416, respectively.
(e)	Securities and other assets with an aggregate value of $1,691,200 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2007:

				Unrealized
				Appreciation/
	Type	Contracts		(Depreciation)
	Nasdaq 100 Index E-Mini (12/07)	35		$55,741
	Nasdaq 100 Index (12/07)	1		$9,222

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Russell 2000 Small Cap Index Portfolio

	Shares	Value
COMMON STOCKS - 93.8%
Capital Goods - 10.5%
AAR Corp. (a) (c)	2,562	$77,731
ABX Air, Inc. (a) (c)	4,100	29,028
ACCO Brands Corp. (a) (c)	3,577	80,268
Accuride Corp. (a) (c)	1,591	19,267
Actuant Corp. - Class A (c)	1,918	124,612
Advanced Energy Industries, Inc. (a) (c)	2,476	37,388
Aerovironment, Inc. (a)	464	10,677
Aftermarket Technology Corp. (a)	1,530	48,562
Airtran Holdings, Inc. (a) (c)	6,372	62,700
Alaska Air Group, Inc. (a) (c)	2,784	64,283
Allegiant Travel Co. (a) (c)	348	10,551
Altra Holdings, Inc. (a)	692	11,536
American Axle & Manufacturing Holdings, Inc. (c)	2,961	74,765
American Commercial Lines, Inc. (a) (c)	3,682	87,374
American Ecology Corp.	1,094	23,182
American Railcar Industries, Inc. (c)	607	13,366
American Superconductor Corp. (a) (c)	2,305	47,206
Amerigon, Inc. (a) (c)	1,424	24,649
Andrew Corp. (a)	10,267	142,198
AO Smith Corp. (c)	1,439	63,143
Applied Industrial Technologies, Inc.	3,147	97,022
Arctic Cat, Inc. (c)	846	13,841
ARGON ST, Inc. (a) (c)	898	17,780
Arkansas Best Corp. (c)	1,495	48,827
Arlington Tankers Ltd (c)	876	21,576
Arris Group, Inc. (a) (c)	7,517	92,835
ArvinMeritor, Inc. (c)	4,953	83,309
Astec Industries, Inc. (a) (c)	1,141	65,550
ASV, Inc. (a) (c)	1,469	20,610
Asyst Technologies, Inc. (a) (c)	3,403	18,002
Atlas Air Worldwide Holdings, Inc. (a) (c)	879	45,383
ATMI, Inc. (a) (c)	2,508	74,613
Audiovox Corp. (a) (c)	1,164	11,978
Axcelis Technologies, Inc. (a) (c)	7,095	36,255
Azz, Inc. (a) (c)	772	26,989
Badger Meter, Inc. (c)	977	31,313
Baldor Electric Co. (c)	3,016	120,489
Beazer Homes USA, Inc. (c)	2,595	21,409
Belden CDT, Inc. (c)	2,983	139,933
Blount International, Inc. (a)	2,668	30,308
Briggs & Stratton Corp. (c)	3,276	82,490
Bristow Group, Inc. (a) (c)	1,344	58,746
Brooks Automation, Inc. (a) (c)	5,243	74,660
Bucyrus International, Inc. - Class A (c)	2,486	181,304
Cascade Corp. (c)	882	57,480
C-COR, Inc. (a) (c)	3,372	38,744
Celadon Group, Inc. (a) (c)	1,613	18,985
Champion Enterprises, Inc. (a) (c)	5,364	58,897
Chart Industries, Inc. (a)	949	30,520
Cognex Corp.	3,273	58,128
Cohu, Inc. (c)	1,585	29,719
Columbus McKinnon Corp. NY (a) (c)	1,286	32,009
Commercial Vehicle Group, Inc. (a)	1,480	18,988
Cooper Tire & Rubber Co.	4,312	105,213
Credence Systems Corp. (a) (c)	7,033	21,732
CTS Corp. (c)	2,523	32,547
Curtiss-Wright Corp. (c)	3,078	146,205
Cymer, Inc. (a) (c)	2,383	91,483
Darling International, Inc. (a) (c)	5,719	56,561
Dionex Corp. (a) (c)	1,257	99,881
Double Hull Tankers, Inc. (c)	1,422	21,174
Dynamex, Inc. (a) (c)	725	18,575
Eagle Bulk Shipping, Inc. (c)	2,758	70,991
Electro Scientific Industries, Inc. (a) (c)	2,038	48,830
EnPro Industries, Inc. (a) (c)	1,481	60,129
Entegris, Inc. (a) (c)	7,874	68,346
ESCO Technologies, Inc. (a) (c)	1,814	60,297
Esterline Technologies Corp. (a) (c)	1,783	101,720
ExpressJet Holdings, Inc. (a) (c)	3,474	10,735
Faro Technologies, Inc. (a) (c)	974	43,002
Federal Signal Corp. (c)	3,394	52,132
FEI Co. (a) (c)	2,361	74,206
Fleetwood Enterprises, Inc. (a) (c)	4,486	38,355
Flow International Corp. (a) (c)	2,483	21,900
Force Protection, Inc. (a) (c)	4,608	99,809
Forward Air Corp. (c)	2,212	65,873
Franklin Electric Co., Inc. (c)	1,272	52,292
Freightcar America, Inc.	883	33,731
Fuel-tech N V (a) (c)	1,209	26,707
Gehl Co. (a) (c)	708	15,810
Genco Shipping & Trading Ltd (c)	1,172	76,801
General Maritime Corp. (c)	1,884	52,582
Genesee & Wyoming, Inc. (a) (c)	2,544	73,369
Genlyte Group, Inc. (a) (c)	1,868	120,038
Golar LNG Ltd. (c)	2,281	50,912
The Gorman-Rupp Co. (c)	768	25,467
Greenbrier Cos., Inc. (c)	951	25,401
Gulfmark Offshore, Inc. (a) (c)	1,505	73,233
Hardinge, Inc.	739	25,739
Hayes Lemmerz International, Inc. (a) (c)	6,288	26,158
Headwaters, Inc. (a) (c)	2,970	44,194
Heartland Express, Inc. (c)	4,255	60,761
Heico Corp. (c)	1,684	83,122
Herman Miller, Inc. (c)	4,178	113,391
Horizon Lines Inc. - Class A	2,218	67,716
Hovnanian Enterprises, Inc. (a) (c)	2,492	27,636
HUB Group, Inc. (a) (c)	2,812	84,444
Hurco Cos, Inc. (a) (c)	371	20,056
Intevac, Inc. (a) (c)	1,476	22,435
Itron, Inc. (a) (c)	1,952	181,673
JetBlue Airways Corp. (a) (c)	12,214	112,613
Kadant, Inc. (a) (c)	957	26,796
Keystone Automotive Industries, Inc. (a) (c)	1,133	54,112
Knight Transportation, Inc. (c)	4,022	69,219
Knightsbridge Tankers Ltd. (c)	1,125	30,262
Knoll, Inc. (c)	3,288	58,329
Kulicke & Soffa Industries, Inc. (a) (c)	3,986	33,801
L-1 Identity Solutions, Inc. (a) (c)	3,780	71,253
Ladish Co., Inc. (a)	985	54,648
Lear Corp. (a) (c)	5,080	163,068
Lindsay Manufacturing Co. (c)	754	33,010
Littelfuse, Inc. (a) (c)	1,569	55,998
LTX Corp. (a) (c)	4,335	15,476
M/I Homes, Inc. (c)	845	11,737
Marine Products Corp. (c)	813	6,894
Marten Transport Ltd. (a) (c)	1,075	16,566
MasTec, Inc. (a) (c)	2,831	39,832
Mattson Technology, Inc. (a) (c)	3,685	31,875
Measurement Specialties, Inc. (a) (c)	925	25,808
Meritage Homes Corp. (a) (c)	1,589	22,437
Middleby Corp. (a) (c)	868	56,021
Midwest Air Group, Inc. (a)	1,631	26,830
Miller Industries Inc./TN (a) (c)	622	10,649
Mine Safety Appliances Co. (c)	1,860	87,625
MKS Instruments, Inc. (a) (c)	3,322	63,184
Modine Manufacturing Co. (c)	2,361	62,850
Monaco Coach Corp. (c)	1,879	26,362
Moog, Inc. (a) (c)	2,585	113,585
MTC Technologies, Inc. (a)	679	13,111
MTS Systems Corp. (c)	1,234	51,334
NACCO Industries, Inc.	388	40,150
Noble International Ltd. (c)	806	17,160
Nordic American Tanker Shipping (c)	1,760	69,062
Nordson Corp. (c)	2,067	103,784
Odyssey Marine Exploration, Inc. (a) (c)	2,748	17,010
Old Dominion Freight Line (a)	1,978	47,413
Opnext, Inc. (a)	1,346	15,614
Orbital Sciences Corp. (a)	4,194	93,275
OYO Geospace Corp. (a) (c)	256	23,734
Pacer International, Inc. (c)	2,640	50,292
Palm Harbor Homes, Inc. (a) (c)	644	8,037
Park-Ohio Holdings Corp. (a) (c)	536	13,909
Patriot Transportation Holding, Inc. (a) (c)	102	10,031
Photronics, Inc. (a) (c)	2,909	33,192
Pinnacle Airlines Corp. (a) (c)	1,299	20,810
Plantronics, Inc.	3,307	94,415
Polaris Industries, Inc. (c)	2,377	103,685
Polycom, Inc. (a)	6,130	164,652
Powell Industries, Inc. (a)	516	19,551
Power-One, Inc. (a) (c)	4,915	25,067
Powerwave Technologies, Inc. (a) (c)	9,155	56,395
Preformed Line Products Co. (c)	163	8,479
Raser Technologies, Inc. (a) (c)	1,429	18,420
Regal-Beloit Corp. (c)	2,161	103,490
Republic Airways Holdings, Inc. (a)	2,285	48,373
Robbins & Myers, Inc.	888	50,874
Rofin-Sinar Technologies, Inc. (a)	1,079	75,757
Rudolph Technologies, Inc. (a) (c)	1,719	23,774
Saia, Inc. (a) (c)	1,029	17,009
Sauer-Danfoss, Inc. (c)	690	18,409
Semitool, Inc. (a) (c)	1,544	14,977
Ship Finance International Ltd.	2,082	54,694
Skyline Corp. (c)	480	14,438
Skywest, Inc. (c)	4,474	112,611
Sonic Solutions, Inc. (a) (c)	1,805	18,898
Spartan Motors, Inc. (c)	2,139	35,999
Standard Motor Products, Inc. (c)	1,038	9,757
Standard-Pacific Corp. (c)	4,319	23,711
Standex International Corp. (c)	871	18,012
Stoneridge, Inc. (a) (c)	944	9,629
Sun Hydraulics Corp. (c)	745	23,691
Superior Industries International (c)	1,615	35,029
Symmetricom, Inc. (a) (c)	3,232	15,190
TAL International Group, Inc. (c)	1,136	28,480
Taser International, Inc. (a) (c)	4,359	68,393
Tbs International Limited (a)	329	13,571
Team, Inc. (a)	828	22,671
Technitrol, Inc.	2,852	76,861
Tecumseh Products Co. (a) (c)	1,167	22,465
Teledyne Technologies, Inc. (a)	2,405	128,403
Tennant Co. (c)	1,106	53,862
Tenneco, Inc. (a) (c)	3,180	98,612
Titan International, Inc. (c)	1,605	51,232
TransDigm Group, Inc. (a)	720	32,911
Triumph Group, Inc. (c)	1,118	91,352
TurboChef Technologies, Inc. (a) (c)	908	11,986
Twin Disc, Inc. (c)	302	17,576
Ultra Clean Holdings (a)	1,255	18,449
Ultrapetrol Bahamas Ltd (a)	1,010	16,776
Ultratech, Inc. (a) (c)	1,682	23,313
United Industrial Corp. (c)	662	49,822
Universal Truckload Services, Inc. (a) (c)	417	9,157
Veeco Instruments, Inc. (a) (c)	2,126	41,202
Vicor Corp. (c)	1,393	16,883
Visteon Corp. (a) (c)	9,002	46,360
Wabash National Corp. (c)	2,191	24,736
Watts Water Technologies, Inc. (c)	2,049	62,904
Werner Enterprises, Inc. (c)	3,065	52,565
Westinghouse Air Brake Technologies Corp.	3,410	127,739
Winnebago Industries, Inc. (c)	2,287	54,614
Woodward Governor Co. (c)	2,112	131,789
X-Rite, Inc.	2,006	28,967
Zygo Corp. (a) (c)	1,269	16,535
		10,268,472
Consumer Discretionary - 17.3%
1-800-FLOWERS.COM, Inc. (a) (c)	1,763	20,433
99 Cents Only Stores (a) (c)	3,325	34,148
Aaron Rents, Inc. (c)	3,077	68,617
ABM Industries, Inc. (c)	3,075	61,439
AC Moore Arts & Crafts, Inc. (a) (c)	1,045	16,469
Administaff, Inc.	1,606	58,298
The Advisory Board Co. (a) (c)	1,310	76,596
Aeropostale, Inc. (a)	5,337	101,723
AFC Enterprises (a) (c)	1,805	27,165
Ambassadors Group, Inc. (c)	1,026	39,091
Ambassadors International, Inc. (c)	465	11,406
Amerco, Inc. (a) (c)	667	42,328
American Greetings Corp. (c)	3,749	98,974
American Woodmark Corp. (c)	839	20,799
Ameristar Casinos, Inc. (c)	1,813	50,945
AMN Healthcare Services, Inc. (a) (c)	2,284	42,779
Applebees International, Inc. (c)	5,223	129,948
Arbitron, Inc. (c)	2,116	95,939
Asbury Automotive Group, Inc. (c)	1,695	33,578
Bally Technologies, Inc. (a)	3,663	129,780
Barrett Business Services, Inc.	454	10,819
Bauer Eddie Holdings, Inc. (a) (c)	2,017	17,346
Bebe Stores, Inc. (c)	1,660	24,286
Belo Corp.	5,627	97,685
Benihana, Inc. (a) (c)	544	9,417
Big 5 Sporting Goods Corp. (c)	1,598	29,883
BJ's Restaurants, Inc. (a) (c)	1,104	23,239
Blockbuster, Inc. (a) (c)	13,416	72,044
Blue Nile, Inc. (a) (c)	924	86,967
Blyth, Inc. (c)	1,815	37,117
Bob Evans Farms, Inc. (c)	2,519	76,023
The Bon-Ton Stores Inc. (c)	670	15,222
Books-A-Million, Inc. (c)	998	13,204
Borders Group, Inc.	4,340	57,852
Bowne & Co, Inc.	2,057	34,270
Bright Horizons Family Solutions, Inc. (a)	1,832	78,483
Brightpoint, Inc. (a) (c)	3,532	53,015
Brown Shoe Co, Inc. (c)	2,986	57,928
The Buckle Inc. (c)	1,019	38,661
Buffalo Wild Wings, Inc. (a) (c)	984	37,116
Build-A-Bear-Workshop, Inc. (a) (c)	1,034	18,364
Cabela's, Inc. (a) (c)	2,251	53,236
Cache, Inc. (a) (c)	862	15,387
California Pizza Kitchen, Inc. (a) (c)	1,278	22,454
Callaway Golf Co. (c)	4,804	76,912
Capella Education Company (a)	705	39,417
Carmike Cinemas, Inc.	866	15,908
Carrols Restaurant Group Inc. (a) (c)	693	7,762
Carter's, Inc. (a) (c)	3,858	76,967
Casella Waste Systems, Inc. (a)	1,547	19,399
Casual Male Retail Group, Inc. (a) (c)	2,402	21,522
Catalina Marketing Corp. (c)	2,402	77,801
The Cato Corp. (c)	2,148	43,905
CBIZ, Inc. (a) (c)	3,945	31,363
CBRL Group, Inc. (c)	1,634	66,667
CDI Corp. (c)	901	25,120
CEC Entertainment, Inc. (a) (c)	1,893	50,865
Central European Distribution Corp. (a) (c)	2,233	106,983
Cenveo, Inc. (a) (c)	3,744	80,983
Charlotte Russe Holding, Inc. (a) (c)	1,678	24,566
Charming Shoppes, Inc. (a) (c)	8,597	72,215
Charter Communications, Inc. (a) (c)	26,956	69,546
Chemed Corp. (c)	1,677	104,242
Cherokee, Inc. (c)	520	19,947
The Children's Place Retail Stores, Inc. (a) (c)	1,588	38,557
Chipolte Mexican Grill, Inc. (a) (c)	2,235	239,145
Christopher & Banks Corp. (c)	2,568	31,124
Churchill Downs, Inc.	585	29,227
Cinemark Holdings, Inc. (a)	1,887	35,023
Citadel Broadcasting Corp. (c)	12,170	50,627
Citi Trends, Inc. (a)	922	20,063
CKE Restaurants, Inc. (c)	4,197	68,033
CKX, Inc. (a) (c)	2,503	30,812
CMGI, Inc. (a) (c)	32,711	44,487
CNET Networks, Inc. (a) (c)	10,544	78,553
Coinmach Service Corp. (c)	1,859	22,289
Coinstar, Inc. (a) (c)	1,958	62,989
Collective Brands, Inc. (a) (c)	4,280	94,417
Columbia Sportswear Co. (c)	925	51,162
Conn's, Inc. (a) (c)	508	12,136
Consolidated Graphics, Inc. (a) (c)	791	49,667
Core-Mark Holding Co., Inc. (a) (c)	646	22,759
Corinthian Colleges, Inc. (a) (c)	6,057	96,367
Cornell Cos., Inc. (a) (c)	804	18,934
CoStar Group, Inc. (a) (c)	1,125	60,131
Courier Corp. (c)	671	23,626
Cox Radio, Inc. (a)	2,203	28,749
CPI Corp. (c)	345	13,289
CRA International, Inc. (a) (c)	796	38,359
Cross Country Healthcare, Inc. (a) (c)	2,255	39,395
Crown Media Holdings, Inc. (a) (c)	1,039	7,470
CSK Auto Corp. (a) (c)	3,079	32,791
CSS Industries, Inc. (c)	453	16,294
Cumulus Media, Inc. (a) (c)	2,501	25,560
DEB Shops, Inc.	350	9,412
Deckers Outdoor Corp. (a) (c)	843	92,561
Denny's Corp. (a) (c)	6,464	25,856
DeVry, Inc.	3,946	146,041
Dg Fastchannel, Inc. (a)	873	20,585
Diamond Management & Technology Consultants, Inc. (c)	2,052	18,878
Digital Theater Systems, Inc. (DTS) (a) (c)	1,234	37,477
Dollar Thrifty Automotive Group (a) (c)	1,732	60,083
Dominos Pizza, Inc. (c)	2,663	44,179
Dover Downs Gaming & Entertainment, Inc. (c)	975	10,130
Dress Barn, Inc. (a) (c)	3,233	54,993
DSW, Inc. - Class A (a) (c)	1,139	28,669
Dyncorp International, Inc. (a) (c)	1,759	40,650
Earthlink, Inc. (a)	8,938	70,789
Elizabeth Arden, Inc. (a) (c)	1,823	49,148
Emmis Communications Corp. (c)	2,314	11,431
Entercom Communications Corp. (c)	2,241	43,319
Entravision Communications Corp. (a) (c)	4,709	43,417
Ethan Allen Interiors, Inc. (c)	1,744	57,011
Exponent, Inc. (a)	1,078	27,047
Ezcorp, Inc. (a) (c)	2,492	33,517
Finish Line (c)	2,991	12,981
First Advantage Corp. (a) (c)	479	8,464
Fisher Communications, Inc. (a) (c)	510	25,434
Forrester Research, Inc. (a)	1,027	24,206
Fossil, Inc. (a) (c)	3,023	112,939
Fred's, Inc. (c)	2,806	29,547
FTD Group, Inc. (c)	861	12,812
FTI Consulting, Inc. (a) (c)	2,809	141,321
Furniture Brands International, Inc. (c)	3,169	32,134
G&K Services, Inc. (c)	1,494	60,059
Gaiam, Inc. - Class A (a) (c)	1,138	27,346
Gander Mountain Co. (a) (c)	336	1,818
GateHouse Media, Inc. (c)	1,103	14,063
Gaylord Entertainment Co. (a) (c)	2,855	151,943
Gemstar-TV Guide International, Inc. (a) (c)	17,470	121,591
Genesco, Inc. (a) (c)	1,636	75,469
The Geo Group Inc. (a) (c)	3,286	97,298
Gevity HR, Inc. (c)	1,842	18,881
G-iii Apparel Group Ltd (a)	862	16,973
Global Sources Ltd (a) (c)	1,038	23,012
Glu Mobile, Inc. (a) (c)	484	4,390
Gray Television, Inc. (c)	3,019	25,631
Great Wolf Resorts, Inc. (a) (c)	1,884	23,286
Greenfield Online, Inc. (a) (c)	1,427	21,762
Group 1 Automotive, Inc. (c)	1,745	58,580
GSI Commerce, Inc. (a) (c)	1,317	35,032
Guitar Center, Inc. (a) (c)	2,057	121,980
Gymboree Corp. (a) (c)	2,338	82,391
Harris Interactive, Inc. (a) (c)	3,812	16,430
Haverty Furniture Cos., Inc. (c)	1,582	13,874
Heelys, Inc. (a) (c)	446	3,555
Heidrick & Struggles International, Inc. (a) (c)	1,288	46,948
Helen of Troy Ltd. (a) (c)	2,013	38,871
Hibbett Sports, Inc. (a) (c)	2,252	55,850
Home Solutions of America, Inc. (a) (c)	3,321	11,258
Hooker Furniture Corp. (c)	751	15,035
HOT Topic, Inc. (a)	3,105	23,163
Houston Wire & Cable Co. (a) (c)	1,107	20,048
Hudson Highland Group, Inc. (a)	1,725	21,959
Iconix Brand Group, Inc. (a) (c)	3,367	80,101
ICT Group, Inc. (a) (c)	441	5,914
Ihop Corp. (c)	1,292	81,822
IKON Office Solutions, Inc. (c)	7,085	91,042
Infospace, Inc. (c)	2,192	38,492
infoUSA, Inc. (c)	2,360	21,924
Insight Enterprises, Inc. (a)	3,392	87,548
Inter Parfums, Inc. (c)	326	7,716
Internap Network Services Corp. (a) (c)	3,263	46,237
inVentiv Health, Inc. (a) (c)	2,050	89,831
iPass, Inc. (a) (c)	4,571	19,198
Isle of Capri Casinos, Inc. (a) (c)	1,050	20,423
J Crew Group, Inc. (a) (c)	2,583	107,195
Jack in the Box, Inc. (a) (c)	2,197	142,453
Jackson Hewitt Tax Service, Inc.	2,266	63,357
Jakks Pacific, Inc. (a) (c)	1,933	51,630
Jamba, Inc. (a) (c)	3,430	24,113
Jo-Ann Stores, Inc. (a) (c)	1,692	35,701
JOS A Bank Clothiers, Inc. (a) (c)	1,264	42,243
Journal Communications, Inc.	3,074	29,142
Kellwood Co. (c)	1,799	30,673
Kelly Services, Inc. (c)	1,420	28,130
Kenexa Corp. (a) (c)	1,667	51,310
Kenneth Cole Productions, Inc. (c)	615	11,913
Kforce, Inc. (a) (c)	2,085	26,813
Kimball International, Inc. (c)	1,735	19,744
Knology, Inc. (a) (c)	1,755	29,361
The Knot, Inc. (a) (c)	1,834	38,991
Korn/Ferry International (a) (c)	2,977	49,150
Krispy Kreme Doughnuts, Inc. (a) (c)	3,858	15,432
K-Swiss, Inc. (c)	1,818	41,650
Labor Ready, Inc. (a) (c)	3,067	56,770
Lakes Entertainment, Inc. (a) (c)	1,609	15,334
Landry's Restaurants, Inc. (c)	1,150	30,429
Lawson Products (c)	256	8,911
La-Z-Boy, Inc. (c)	3,636	26,834
Leapfrog Enterprises, Inc. (a) (c)	2,392	19,734
LECG Corp. (a) (c)	1,714	25,539
Lee Enterprises, Inc.	3,214	50,042
Libbey, Inc. (c)	958	16,784
Life Time Fitness, Inc. (a) (c)	2,136	131,022
Lifetime Brands, Inc. (c)	756	15,339
Lin TV Corp. (a) (c)	1,941	25,252
Lincoln Educational Services Corp. (a)	319	4,160
Liquidity Services, Inc. (a) (c)	545	5,990
Lithia Motors, Inc. (c)	1,112	18,971
Live Nation, Inc. (a) (c)	4,482	95,242
LKQ Corp. (a) (c)	3,141	109,338
Lodgenet Entertainment Corp. (a) (c)	1,406	35,656
Lodgian, Inc. (a) (c)	1,597	18,845
LoJack Corp. (a) (c)	1,323	25,084
LoopNet, Inc. (a) (c)	1,777	36,500
Magna Entertainment Corp. (a) (c)	2,808	6,374
Maidenform Brands, Inc. (a) (c)	1,519	24,122
Mannatech, Inc. (c)	1,100	8,910
Marchex, Inc. (c)	1,620	15,406
Marcus Corp. (c)	1,511	29,011
MarineMax, Inc. (a) (c)	1,106	16,103
Martha Stewart Living Omnimedia (a) (c)	1,778	20,714
Marvel Entertainment, Inc. (a) (c)	3,306	77,493
Matthews International Corp. (c)	2,259	98,944
MAXIMUS, Inc. (c)	1,507	65,675
McCormick & Schmick's Seafood Restaurants, Inc. (a) (c)	837	15,761
Media General, Inc. (c)	1,553	42,723
Men's Wearhouse, Inc. (c)	3,576	180,660
Midas, Inc. (a) (c)	1,091	20,587
Midway Games, Inc. (a) (c)	2,513	10,957
Monarch Casino & Resort, Inc. (a) (c)	697	19,830
Monro Muffler, Inc.	792	26,762
Morgans Hotel Group Co. (a) (c)	1,264	27,492
Morton's Restaurant Group, Inc. (a) (c)	673	10,701
Movado Group, Inc.	1,243	39,677
MPS Group, Inc. (a) (c)	7,254	80,882
MTR Gaming Group, Inc. (a) (c)	1,594	15,191
Multimedia Games, Inc. (a) (c)	1,907	16,248
MWI Veterinary Supply, Inc. (a) (c)	376	14,194
National Cinemedia, Inc. (a) (c)	2,910	65,184
National Presto Industries, Inc. (c)	333	17,649
Nautilus Group, Inc. (c)	2,307	18,387
Navigant Consulting, Inc. (a) (c)	3,840	48,614
Net 1 UEPS Technologies, Inc. (a) (c)	2,768	75,207
NetFlix, Inc. (a) (c)	3,167	65,620
New York & Company, Inc. (a) (c)	1,503	9,168
Nexstar Broadcasting Group, Inc. (a) (c)	699	7,333
NIC, Inc. (c)	2,688	18,655
Nu Skin Enterprises, Inc. (c)	3,332	53,845
Oakley, Inc.	1,748	50,744
O'Charleys, Inc. (c)	1,623	24,605
On Assignment, Inc. (a) (c)	2,386	22,285
Overstock.com, Inc. (a) (c)	744	21,427
Oxford Industries, Inc.	1,016	36,698
Pacific Sunwear Of California (a) (c)	4,676	69,205
The Pantry Inc. (a) (c)	1,593	40,829
Papa John's International, Inc. (a) (c)	1,711	41,817
PC Connection, Inc. (a) (c)	615	7,687
PeopleSupport, Inc. (a) (c)	1,647	19,698
PEP Boys-Manny, Moe & Jack (c)	2,776	38,947
Perficient, Inc. (a) (c)	1,929	42,187
Perry Ellis International, Inc. (a) (c)	799	22,140
PetMed Express, Inc. (a) (c)	1,319	18,479
PF Chang's China Bistro, Inc. (a) (c)	1,862	55,115
PHH Corp. (a)	3,742	98,340
Pier 1 Imports, Inc. (c)	6,128	28,985
Pinnacle Entertainment, Inc. (a) (c)	3,952	107,613
Playboy Enterprises, Inc. (a) (c)	1,495	16,056
Playtex Products, Inc. (a)	3,927	71,786
Premier Exibitions, Inc. (a) (c)	1,924	29,014
Pre-Paid Legal Services, Inc. (a)	656	36,382
Prestige Brands Holdings, Inc. (a) (c)	2,340	25,693
Priceline.com, Inc. (a) (c)	2,513	223,029
Pricesmart, Inc. (c)	518	12,225
Primedia, Inc. (a) (c)	2,906	40,800
Protection One, Inc. (a) (c)	430	5,771
Providence Service Corp. (a) (c)	843	24,750
Quiksilver, Inc. (a) (c)	8,574	122,608
Radio One, Inc. (a) (c)	5,375	20,049
Rare Hospitality International, Inc. (a)	2,028	77,287
RC2 Corp. (a)	1,462	40,483
Red Robin Gourmet Burgers, Inc. (a) (c)	1,162	49,850
Regis Corp.	2,926	93,369
Renaissance Learning, Inc. (c)	526	6,359
Rent-A-Center, Inc. (a)	4,879	88,456
Resources Connection, Inc.	3,383	78,316
Retail Ventures, Inc. (a) (c)	1,489	15,500
Revlon, Inc. (a) (c)	13,647	15,694
Riviera Holdings Corp. (a) (c)	735	20,617
Rollins, Inc. (c)	2,078	55,462
Rsc Holdings, Inc. (a) (c)	1,374	22,534
Ruby Tuesday, Inc. (c)	3,762	68,995
Rush Enterprises, Inc. - Class A (a) (c)	1,530	38,786
Russ Berrie & Co, Inc. (a) (c)	826	13,877
Ruth's Chris Steak House, Inc. (a) (c)	1,226	17,471
Salem Communications Corp.	741	5,928
Sally Beauty Hldgs, Inc. (a) (c)	6,224	52,593
Schawk, Inc.	1,033	23,315
Scholastic Corp. (a) (c)	2,066	72,021
School Specialty, Inc. (a) (c)	1,477	51,149
Sealy Corp. (c)	2,966	41,643
Select Comfort Corp. (a) (c)	3,784	52,787
Shoe Carnival, Inc. (a) (c)	562	8,868
Shuffle Master, Inc. (a) (c)	2,443	36,523
Shutterfly, Inc. (a) (c)	952	30,378
Sinclair Broadcast Group, Inc. (c)	3,201	38,540
Six Flags, Inc. (a) (c)	5,004	17,314
Skechers U.S.A., Inc. (a) (c)	1,348	29,791
Smith & Wesson Holding Corp. (a) (c)	2,051	39,154
Sohu.com, Inc. (a) (c)	1,815	68,444
Sonic Automotive, Inc. (c)	2,117	50,681
Sonic Corp. (a) (c)	4,387	102,656
Source Interlink Companies, Inc. (a) (c)	2,394	8,427
Spanish Broadcasting System (a) (c)	3,131	8,078
Spectrum Brands, Inc. (a) (c)	2,594	15,045
Speedway Motorsports, Inc. (c)	1,075	39,775
Spherion Corp. (a) (c)	4,044	33,403
Stage Stores, Inc. (c)	3,064	55,857
Stamps.com, Inc. (a) (c)	1,311	15,693
Standard Parking Corp. (a) (c)	332	13,210
The Steak n Shake Co. (a) (c)	1,979	29,705
Stein Mart, Inc. (c)	1,842	14,018
Steiner Leisure Ltd. (a) (c)	1,123	48,738
Steinway Musical Instruments	492	14,573
Steven Madden Ltd. (c)	1,462	27,705
Stewart Enterprises, Inc. (c)	7,393	56,335
Strayer Education, Inc. (c)	1,007	169,810
Sturm Ruger & Co, Inc. (a) (c)	1,492	26,722
Sun-times Media Group, Inc. (c)	4,879	11,075
Syms Corp. (a) (c)	458	6,875
Systemax, Inc. (c)	647	13,225
Take-Two Interactive Software, Inc. (a) (c)	5,028	85,878
The Talbots, Inc. (c)	1,581	28,458
TeleTech Holdings, Inc. (a) (c)	2,781	66,494
Tempur-Pedic International, Inc. (c)	5,463	195,302
Tetra Tech, Inc. (a) (c)	4,034	85,198
Texas Roadhouse, Inc. (a) (c)	3,663	42,857
THQ, Inc. (a) (c)	4,484	112,010
Timberland Co. (a) (c)	3,135	59,440
Tivo, Inc. (a) (c)	5,968	37,897
The Topps Co Inc. (c)	2,423	23,479
Town Sports International Holdings, Inc. (a)	1,071	16,290
Travelzoo, Inc. (a) (c)	191	4,383
Triarc Companies (c)	4,328	54,143
True Religion Apparel, Inc. (a) (c)	926	16,298
Trump Entertainment Resorts, Inc. (a) (c)	2,176	14,035
Tuesday Morning Corp. (c)	2,106	18,933
Tupperware Corp. (c)	4,262	134,210
Tween Brands, Inc. (a) (c)	2,154	70,737
Under Armour, Inc. (a) (c)	1,460	87,337
Unifirst Corp.	938	35,137
United Natural Foods, Inc. (a) (c)	2,965	80,707
United Online, Inc. (c)	4,513	67,740
United Stationers, Inc. (a)	1,836	101,935
Universal Electronics, Inc. (a) (c)	970	31,525
Universal Technical Institute, Inc. (a) (c)	1,612	29,016
USANA Health Sciences, Inc. (a) (c)	658	28,787
Vail Resorts, Inc. (a) (c)	2,127	132,491
Valassis Communications, Inc. (a) (c)	3,359	29,962
Valueclick, Inc. (a) (c)	6,736	151,291
Valuevision Media, Inc. (a) (c)	2,142	15,872
Viad Corp.	1,560	56,160
VistaPrint Limited (a) (c)	2,887	107,887
Volcom, Inc. (a) (c)	921	39,161
Volt Information Sciences, Inc. (a) (c)	834	14,712
Warnaco Group, Inc. (a) (c)	3,303	129,048
Waste Connections, Inc. (a)	4,695	149,113
Waste Industries USA, Inc.	500	14,310
Waste Services, Inc. (a) (c)	1,296	12,584
Watson Wyatt & Co. Holdings	2,976	133,741
West Marine, Inc. (a) (c)	960	11,088
Westwood One, Inc. (c)	4,938	13,580
Wet Seal, Inc. (a) (c)	5,484	21,223
Weyco Group, Inc. (c)	465	14,606
WMS Industries, Inc. (a) (c)	2,845	94,170
Wolverine World Wide, Inc.	3,523	96,530
World Fuel Services Corp.	1,931	78,804
World Wrestling Entertainment, Inc.	1,504	22,680
Zale Corp. (a)	3,366	77,889
Zumiez, Inc. (a) (c)	1,013	44,947
		16,991,378
Consumer Staples - 2.1%
Alliance One International, Inc. (a) (c)	6,674	43,648
American Dairy, Inc. (a) (c)	428	8,350
Arden Group, Inc. (c)	73	10,186
Boston Beer Co, Inc. (a)	659	32,067
Cal-Maine Foods, Inc. (c)	833	21,025
Casey's General Stores, Inc.	3,539	98,030
Central Garden & Pet Co. (a) (c)	4,619	41,479
Chiquita Brands International, Inc. (c)	2,957	46,809
Coca-Cola Bottling Co. Consolidated (c)	327	19,718
Farmer Bros Co. (c)	470	11,694
Flowers Foods, Inc. (c)	5,448	118,766
Fresh Del Monte Produce, Inc. (c)	1,865	53,619
Great Atlantic & Pacific Tea Co. (a) (c)	1,353	41,212
Green Mountain Coffee Roasters, Inc. (a) (c)	1,008	33,455
Hain Celestial Group, Inc. (a) (c)	2,618	84,116
Imperial Sugar Co. (c)	736	19,232
Ingles Markets, Inc. (c)	827	23,702
J&J Snack Foods Corp. (c)	921	32,069
Jones Soda Co. (a) (c)	1,777	21,431
Lance, Inc. (c)	2,128	48,987
Longs Drug Stores Corp.	2,235	111,012
M&F Worldwide Corp. (a)	708	35,534
Maui Land & Pineapple Co, Inc. (a) (c)	249	7,580
Nash Finch Co. (c)	937	37,321
National Beverage Corp. (c)	658	5,580
Pathmark Stores, Inc. (a)	2,117	26,992
Peet's Coffee & Tea, Inc. (a) (c)	971	27,101
Performance Food Group Co. (a) (c)	2,428	73,156
Pilgrim's Pride Corp. (c)	2,843	98,737
Ralcorp Holdings, Inc. (a)	1,863	103,993
Reddy Ice Holdings, Inc.	1,172	30,906
Ruddick Corp.	2,795	93,744
Sanderson Farms, Inc. (c)	1,193	49,712
Schweitzer-Mauduit International, Inc.	1,085	25,280
Seaboard Corp.	23	45,080
Sensient Technologies Corp. (c)	3,257	94,030
Spartan Stores, Inc.	1,479	33,322
Synutra Intl, Inc. (a) (c)	275	8,209
Tiens Biotech Group USA, Inc. (a) (c)	230	770
Tootsie Roll Industries, Inc. (c)	2,573	68,262
TreeHouse Foods, Inc. (a)	2,184	59,077
Universal Corp. (c)	1,808	88,502
Vector Group Ltd. (c)	2,023	45,343
Village Super Market, Inc. - Class A	214	11,128
Weis Markets, Inc. (c)	621	26,510
Winn Dixie Stores, Inc. (a) (c)	2,266	42,419
		2,058,895
Energy - 4.9%
Allis-Chalmers Energy, Inc. (a) (c)	1,898	35,948
Alon USA Energy, Inc. (c)	803	27,125
Alpha Natural Resources, Inc. (a) (c)	4,341	100,841
Apco Argentina Inc. Cayman Islands (c)	150	15,813
Arena Resources, Inc. (a) (c)	826	54,103
Atlas America, Inc.	1,491	76,980
ATP Oil & Gas Corp. (a) (c)	1,417	66,642
Atwood Oceanics, Inc. (a) (c)	1,897	145,234
Aventine Renewable Energy Holdings, Inc. (a) (c)	2,126	22,472
Basic Energy Services, Inc. (a) (c)	2,687	56,481
Berry Petroleum Co. - Class A (c)	2,484	98,342
Bill Barrett Corp. (a) (c)	2,000	78,820
Bois D'Arc Energy, Inc. (a)	1,130	21,662
Bpz Energy, Inc. (a) (c)	2,998	23,384
Brigham Exploration Co. (a) (c)	3,195	18,946
Bronco Drilling Company, Inc. (a) (c)	1,713	25,352
Callon Petroleum Co. (a) (c)	1,427	19,864
CARBO Ceramics, Inc. (c)	1,409	71,479
Carrizo Oil & Gas, Inc. (a) (c)	1,558	69,892
Clayton Williams Energy, Inc. (a) (c)	371	12,243
Clean Energy Fuels Corp. (a) (c)	659	9,977
Complete Production Services, Inc. (a) (c)	2,819	57,733
Comstock Resources, Inc. (a) (c)	3,017	93,044
Contango Oil & Gas Company (a) (c)	874	31,639
Crosstex Energy, Inc. (c)	2,228	84,463
Dawson Geophysical Co. (a)	490	37,980
Delek US Holdings, Inc. (c)	670	16,804
Delta Petroleum Corp. (a) (c)	4,509	80,937
Dril-Quip, Inc. (a)	1,767	87,201
Edge Petroleum Corp. (a) (c)	1,883	24,178
Encore Acquisition Co. (a) (c)	3,708	117,358
Energy Partners Ltd. (a) (c)	2,065	30,314
Enernoc, Inc. (a) (c)	250	9,545
Evergreen Energy, Inc. (a) (c)	4,986	25,429
Evergreen Solar, Inc. (a) (c)	6,200	55,366
EXCO Resources, Inc. (a) (c)	3,655	60,454
Exterran Holdings, Inc. (a) (c)	4,118	330,840
FuelCell Energy, Inc. (a) (c)	3,737	33,409
FX Energy, Inc. (a) (c)	2,332	17,373
GeoGlobal Resources, Inc. (a) (c)	2,105	7,578
Geokinetics, Inc. (a)	451	10,531
GeoMet, Inc. (a) (c)	692	3,522
GMX Resources, Inc. (a) (c)	523	16,825
Goodrich Petroleum Corp. (a) (c)	1,003	31,795
Grey Wolf, Inc. (a) (c)	12,320	80,696
Gulf Island Fabrication, Inc.	808	31,019
Gulfport Energy Corp. (a) (c)	907	21,460
Harvest Natural Resources, Inc. (a) (c)	2,612	31,187
Hercules Offshore, Inc. (a) (c)	5,559	145,146
Horizon Offshore, Inc. (a) (c)	2,168	35,772
Hornbeck Offshore Services, Inc. (a) (c)	1,494	54,830
International Coal Group, Inc. (a) (c)	7,981	35,436
Ion Geophysical Corp. (a) (c)	4,951	68,472
Lufkin Industries, Inc. (c)	993	54,635
Mariner Energy, Inc. (a) (c)	5,749	119,062
Markwest Hydrocarbon, Inc. (c)	438	25,461
Matrix Service Co. (a) (c)	1,617	33,876
McMoRan Exploration Co. (a) (c)	1,718	23,107
Meridian Resource Corp. (a) (c)	6,107	15,145
NATCO Group, Inc. (a)	1,027	53,147
Newpark Resources (a) (c)	6,289	33,709
Nova Biosource Fuels, Inc. (a) (c)	1,969	5,533
Oil States International, Inc. (a) (c)	3,235	156,251
Oilsands Quest, Inc. (a) (c)	7,040	31,187
Ormat Technologies, Inc. (c)	904	41,891
Pacific Ethanol, Inc. (a) (c)	1,930	18,567
Parallel Petroleum Corp. (a) (c)	2,633	44,735
Parker Drilling Co. (a) (c)	7,597	61,688
Penn Virginia Corp.	2,620	115,228
Petrohawk Energy Corp. (a) (c)	11,241	184,577
Petroleum Development Corp. (a) (c)	1,034	45,858
Petroquest Energy, Inc. (a)	2,877	30,870
PHI, Inc. (a) (c)	966	29,115
Pioneer Drilling Co. (a) (c)	2,906	35,395
Rentech, Inc. (a) (c)	9,709	20,971
Resource America, Inc. (c)	1,106	17,464
Rosetta Resources, Inc. (a)	3,558	65,254
RPC, Inc. (c)	2,247	31,930
Stone Energy Corp. (a) (c)	1,917	76,699
Sulphco, Inc. (a) (c)	2,450	21,560
Superior Offshore Intl, Inc. (a) (c)	673	7,571
Superior Well Services, Inc. (a) (c)	911	20,707
Swift Energy Co. (a) (c)	2,049	83,845
T-3 Energy Services, Inc. (a)	93	3,966
Toreador Resources Corp. (a) (c)	926	10,955
Trico Marine Service, Inc. (a) (c)	833	24,823
Txco Res, Inc. (a) (c)	2,051	18,377
Union Drilling, Inc. (a)	942	13,734
Us Bioenergy Corp. (a) (c)	797	6,145
Vaalco Energy, Inc. (a) (c)	4,047	18,495
Venoco, Inc. (a)	827	14,183
VeraSun Energy Corp. (a) (c)	2,151	23,661
Verenium Corporation (a) (c)	2,141	11,304
Warren Resources, Inc. (a) (c)	3,751	47,038
W-H Energy Services, Inc. (a) (c)	2,072	152,810
Whiting Petroleum Corp. (a) (c)	2,598	115,481
Willbros Group, Inc. (a) (c)	1,730	58,820
		4,844,766
Financial - 20.3%
1st Source Corp. (c)	894	20,473
Abington Bancorp, Inc. (c)	726	7,078
ACA Capital Holdings, Inc. (a) (c)	453	2,759
Acadia Realty Trust (c)	2,232	60,554
Accredited Home Lenders Holding Co. (a) (c)	1,499	17,493
Advance America Cash Advance Centers, Inc.	4,748	50,661
Advanta Corp. - Class B (c)	2,447	67,097
Advent Software, Inc. (a) (c)	1,429	67,120
Agree Realty Corp. (c)	541	16,955
Alabama National Bancorporation	1,159	90,309
Alesco Finl, Inc. (c)	3,628	17,850
Alexander's, Inc. (a) (c)	133	51,271
Alexandria Real Estate Equities, Inc. (c)	1,944	187,129
Alfa Corp. (c)	2,286	41,559
Amcore Financial, Inc. (c)	1,537	38,302
American Campus Communities, Inc. (c)	1,609	47,128
American Equity Investment Life Holding Co. (c)	3,911	41,652
American Financial Realty Trust	9,109	73,327
American Physicians Capital, Inc. (a)	685	26,688
AmericanWest Bancorp (c)	793	15,551
Ameris Bancorp (c)	911	16,471
Amerisafe, Inc. (a) (c)	1,236	20,443
Ampal Amern Israel Corp. (a) (c)	1,162	6,530
Amtrust Financial Services, Inc. (c)	1,798	27,276
Anchor Bancorp Wisconsin, Inc. (c)	1,473	39,771
Anthracite Capital, Inc. (c)	4,014	36,527
Anworth Mortgage Asset Corp. (c)	3,187	17,178
Apollo Investment Corp.	6,648	138,278
Arbor Realty Trust, Inc. (c)	801	15,131
Ares Capital Corp. (c)	4,841	78,763
Argo Group Intl Hldgs Ltd (a) (c)	1,820	79,188
Ashford Hospitality Trust, Inc. (c)	7,176	72,119
Aspen Insurance Holdings Ltd	5,768	160,985
Asset Acceptance Capital Corp. (c)	1,088	12,621
Associated Estates Realty Corp. (c)	1,037	13,522
Assured Guaranty Ltd (c)	4,472	121,504
Asta Funding, Inc. (c)	788	30,196
Authorize Net Holdings, Inc. (a) (c)	1,914	33,744
Baldwin & Lyons, Inc. (c)	544	14,857
Bancfirst Corp. (c)	434	19,474
Banco Latinoamericano de Exportaciones SA	1,834	33,342
The Bancorp, Inc. (a) (c)	744	13,734
Bank Mutual Corp. (c)	4,280	50,461
Bank of the Ozarks, Inc. (c)	831	25,370
BankAtlantic Bancorp, Inc. (c)	3,316	28,750
BankFinancial Corp. (c)	1,720	27,210
Bankrate, Inc. (a) (c)	698	32,192
BankUnited Financial Corp. (c)	2,199	34,172
Banner Corp. (c)	854	29,369
Berkshire Hills Bancorp, Inc. (c)	576	17,412
BioMed Realty Trust, Inc.	4,585	110,498
Boston Private Financial Holdings, Inc. (c)	2,475	68,904
Brookline Bancorp, Inc. (c)	4,330	50,185
BRT Realty Trust (c)	463	8,028
Calamos Asset Management, Inc. (c)	1,628	45,958
Capital City Bank Group, Inc. (c)	875	27,300
Capital Corp of the West (c)	634	11,678
Capital Southwest Corp. (c)	153	18,782
Capital Trust, Inc. - Class A (c)	748	26,554
Capitol Bancorp Ltd. (c)	942	23,390
Caplease, Inc. (c)	2,331	23,893
Cascade Bancorp	1,481	32,967
Cash America International, Inc.	2,080	78,208
Cass Information Systems, Inc. (c)	378	13,521
Castlepoint Holdings Ltd (c)	522	6,003
Cathay General Bancorp (c)	3,621	116,632
CBRE Realty Finance, Inc. (c)	1,922	11,340
Cedar Shopping Centers, Inc. (c)	3,024	41,187
Centennial Bank Holdings Inc. (a) (c)	4,153	26,579
Center Financial Corp. (c)	815	11,337
Centerline Holdings Co.	3,656	56,120
Central Pacific Financial Corp. (c)	2,143	62,576
Chemical Financial Corp. (c)	1,761	42,704
Chittenden Corp.	3,289	115,641
Citizens Banking Corp. (c)	5,298	85,351
Citizens, Inc. (a) (c)	2,245	17,174
City Bank (c)	867	24,900
City Holding Co. (c)	1,190	43,328
Clayton Holdings, Inc. (a) (c)	561	4,494
Clifton Savings Bancorp, Inc. (c)	937	11,085
CNA Surety Corp. (a)	1,124	19,816
CoBiz, Inc. (c)	1,091	18,678
Cohen & Steers, Inc. (c)	963	35,660
Columbia Banking System, Inc. (c)	1,126	35,829
Commerce Group, Inc. (c)	3,530	104,029
Community Bancorp (a) (c)	603	15,159
Community Bank System, Inc. (c)	2,101	41,012
Community Banks, Inc.	1,674	49,868
Community Trust Bancorp, Inc. (c)	1,057	31,752
CompuCredit Corp. (a) (c)	1,455	31,588
Corporate Office Properties Trust	2,573	107,114
Corus Bankshares, Inc. (c)	2,745	35,740
Cousins Properties, Inc. (c)	2,691	79,008
Cowen Group, Inc. (a) (c)	1,054	14,566
Crawford & Co. (c)	1,640	10,430
Credit Acceptance Corp. (a) (c)	635	14,669
Crystal River Capital, Inc. (c)	1,647	27,686
CVB Financial Corp. (c)	4,715	55,166
Cybersource Corp. (a) (c)	2,143	25,052
Darwin Professional Underwriters, Inc. (a) (c)	340	7,344
Dct Industrial Trust, Inc. (c)	11,659	122,070
Deerfield Triarc Capital Corp. (c)	3,634	32,888
Delphi Financial Group (c)	2,909	117,582
Delta Financial Corp. (c)	1,078	5,293
Deluxe Corp.	3,606	132,845
DiamondRock Hospitality Co. (c)	6,103	106,253
Digital Realty Trust, Inc. (c)	3,474	136,841
Dime Community Bancshares (c)	1,727	25,853
Dollar Financial Corp. (a) (c)	863	24,621
Donegal Group, Inc. (c)	916	14,821
Downey Financial Corp. (c)	1,478	85,428
Eastgroup Properties (c)	1,660	75,132
Education Realty Trust, Inc. (c)	1,856	25,056
eHealth, Inc. (a) (c)	368	10,194
Electro Rent Corp. (a) (c)	1,281	17,947
EMC INS Group, Inc. (c)	416	10,812
Employers Holdings, Inc. (c)	3,930	80,997
Encore Capital Group, Inc. (a) (c)	1,065	12,567
Enstar Group Limited (c)	468	59,319
Enterprise Financial Services Corp. (c)	632	15,383
Entertainment Properties Trust (c)	1,859	94,437
Epoch Holding Corp. (a) (c)	580	8,166
Equity Inns, Inc.	3,833	86,549
Equity Lifestyle Properties, Inc. (c)	1,364	70,655
Equity One, Inc. (c)	2,680	72,896
eSpeed, Inc. - Class A (a) (c)	1,440	12,283
Euronet Worldwide, Inc. (a) (c)	3,173	94,460
Evercore Partners, Inc. (c)	577	15,169
ExlService Holdings, Inc. (a) (c)	1,481	31,486
Extra Space Storage, Inc. (c)	4,045	62,253
FBL Financial Group, Inc.	955	37,713
Fcstone Group, Inc. (a)	590	19,023
Federal Agricultural Mortgage Corp. (c)	779	22,871
FelCor Lodging Trust, Inc.	4,276	85,221
Financial Federal Corp. (c)	1,902	53,275
First Bancorp Puerto Rico (c)	4,931	46,845
First Bancorp/Troy NC (c)	834	16,997
First Busey Corp. (c)	1,779	38,978
First Cash Financial Services, Inc. (a)	1,960	45,903
First Charter Corp. (c)	2,411	72,740
First Commonwealth Financial Corp. (c)	4,963	54,891
First Community Bancorp/CA (c)	1,618	88,521
First Community Bancshares, Inc/VA (c)	669	24,238
First Financial Bancorp (c)	2,358	30,135
First Financial Bankshares, Inc. (c)	1,459	58,623
First Financial Corp/IN (c)	935	28,331
First Financial Holdings, Inc. (c)	845	26,432
First Indiana Corp. (c)	896	28,063
First Industrial Realty Trust, Inc. (c)	3,143	122,168
First Merchants Corp. (c)	1,296	27,942
First Mercury Financial Corp. (a)	737	15,853
First Midwest Bancorp, Inc/IL (c)	3,505	119,731
First Niagara Financial Group, Inc. (c)	7,117	100,706
First Place Financial Corp/OH (c)	1,170	20,709
First Potomac Realty Trust (c)	1,686	36,755
First Regional Bancorp (a) (c)	544	13,344
First South Bancorp, Inc. (c)	548	14,336
First State Bancorp. (c)	1,430	28,085
FirstFed Financial Corp. (a) (c)	1,167	57,825
FirstMerit Corp. (c)	5,605	110,755
Flagstar Bancorp, Inc. (c)	2,853	27,760
Flagstone Reinsurance Holdings Lt (a) (c)	905	12,027
Flushing Financial Corp. (c)	1,344	22,579
FNB Corp/Hermitage PA	4,245	70,212
FPIC Insurance Group, Inc. (a) (c)	700	30,135
Franklin Bank Corp/Houston TX (a) (c)	1,646	15,143
Franklin Street Properties Corp. (c)	4,104	70,794
Fremont General Corp. (c)	4,616	18,002
Friedman Billings Ramsey Group, Inc. (c)	10,320	47,575
Frontier Financial Corp. (c)	2,796	65,231
Gamco Investors, Inc. (c)	394	21,591
Getty Realty Corp. (c)	1,233	33,538
GFI Group, Inc. (a) (c)	1,064	91,632
Glacier Bancorp, Inc. (c)	3,669	82,626
Gladstone Capital Corp. (c)	865	16,885
Glimcher Realty Trust (c)	2,575	60,513
Global Cash Access, Inc. (a) (c)	2,914	30,859
GMH Communities Trust (c)	2,789	21,615
Gramercy Capital Corp. (c)	1,313	33,048
Great Southern Bancorp, Inc. (c)	702	17,438
Greater Bay Bancorp	3,538	97,649
Greene County Bancshares, Inc.	607	22,125
Greenhill & Co, Inc. (c)	1,238	75,580
Greenlight Capital Re Ltd (a) (c)	605	12,269
H&E Equipment Services, Inc. (a) (c)	1,171	21,055
Hallmark Financial Services, Inc. (a)	304	4,271
Hancock Holding Co. (c)	1,900	76,152
Hanmi Financial Corp. (c)	2,857	44,255
Harleysville Group, Inc.	965	30,861
Harleysville National Corp. (c)	2,031	32,273
Healthcare Realty Trust, Inc. (c)	3,359	89,551
Heartland Financial USA, Inc. (c)	1,017	20,899
Heartland Payment Systems, Inc. (c)	1,030	26,471
Hercules Tech Growth Cap, Inc. (c)	1,523	20,210
Heritage Commerce Corp.	834	17,656
Hersha Hospitality Trust	2,220	21,978
Highwoods Properties, Inc. (c)	3,801	139,383
Hilb Rogal & Hobbs Co. (c)	2,543	110,188
Hilltop Holdings, Inc. (a) (c)	2,985	35,044
Home Bancshares, Inc. (c)	777	16,931
Home Properties, Inc. (c)	2,195	114,535
Horace Mann Educators Corp.	3,021	59,544
Horizon Financial Corp. (c)	830	16,832
Huron Consulting Group, Inc. (a) (c)	1,222	88,742
Hypercom Corp. (a) (c)	3,775	17,063
IBERIABANK Corp. (c)	652	34,328
IMPAC Mortgage Holdings, Inc. (c)	5,354	8,245
Imperial Cap Bancorp, Inc. (c)	391	11,046
Independence Holding Co. (c)	354	7,215
Independent Bank Corp. Massachusetts (c)	1,059	31,452
Independent Bank Corp. Michigan (c)	1,611	17,802
Infinity Property & Casualty Corp.	1,452	58,399
Inland Real Estate Corp. (c)	3,832	59,358
Integra Bank Corp. (c)	1,172	21,248
Interactive Brokers Group, Inc. (a) (c)	2,655	69,720
Interactive Data Corp.	2,521	71,092
International Bancshares Corp. (c)	3,598	78,077
International Securities Exchange, Inc.	2,676	177,874
INVESTools, Inc. (a) (c)	3,190	38,567
Investors Bancorp, Inc. (a) (c)	3,733	52,859
Investors Real Estate Trust (c)	3,280	35,424
IPC Holdings Ltd (c)	4,183	120,680
Irwin Financial Corp. (c)	1,423	15,681
Jack Henry & Associates, Inc. (c)	5,203	134,550
James River Group, Inc. (c)	594	19,246
JER Investors Trust, Inc. (c)	1,804	22,460
Kansas City Life Insurance Co. (c)	281	12,386
Kayne Anderson Energy Dev Co. (c)	660	16,817
KBW, Inc. (a) (c)	1,935	55,689
Kearny Financial Corp. (c)	1,535	19,633
K-Fed Bancorp (c)	327	4,307
Kite Realty Group Trust (c)	1,384	26,019
KNBT Bancorp, Inc.	2,036	33,675
Knight Capital Group, Inc. (a)	7,334	87,715
Kohlberg Capital Corp.	935	14,081
LaBranche & Co, Inc. (a) (c)	3,729	17,452
Ladenburg Thalman Financial Services, Inc. (a) (c)	6,312	12,372
Lakeland Bancorp, Inc. (c)	1,337	18,156
Lakeland Financial Corp. (c)	848	19,597
LandAmerica Financial Group, Inc. (c)	1,130	44,047
LaSalle Hotel Properties (c)	2,805	118,034
Lexington Corporate Properties Trust (c)	4,360	87,244
LTC Properties, Inc. (c)	1,643	38,890
Luminent Mortgage Capital, Inc. (c)	3,347	5,589
Macatawa Bank Corp. (c)	1,071	14,491
Maguire Properties, Inc. (c)	2,661	68,734
MainSource Financial Group, Inc. (c)	1,327	23,395
MarketAxess Holdings, Inc. (a) (c)	2,270	34,050
Max Re Capital Ltd Hamilton	3,984	111,711
MB Financial Corp. (c)	2,408	83,196
MCG Capital Corp. (c)	4,033	58,035
Mcgrath Rentcorp (c)	1,542	51,256
Meadowbrook Insurance Group, Inc. (a) (c)	1,771	15,957
Medical Properties Trust, Inc. (c)	2,816	37,509
Merrill Lynch & Co, Inc.	426	30,365
Meruelo Maddux Properties, Inc. (a) (c)	3,166	18,711
MFA Mortgage Investments, Inc. (c)	5,564	44,790
Mid-America Apartment Communities, Inc. (c)	1,659	82,701
The Midland Co.	780	42,869
Midwest Banc Holdings, Inc. (c)	1,334	19,703
Mission West Properties (c)	1,300	15,795
Montpelier Re Holdings Ltd. (c)	7,275	128,767
Morningstar, Inc. (a) (c)	987	60,602
Move, Inc. (a) (c)	7,040	19,430
MVC Capital, Inc. (c)	1,198	22,199
Nara Bancorp, Inc. (c)	1,491	23,289
NASB Financial, Inc. (c)	278	9,980
National Financial Partners Corp. (c)	2,628	139,231
National Health Investors, Inc. (c)	1,655	51,156
National Interstate Corp. (c)	350	10,776
National Penn Bancshares, Inc. (c)	3,482	56,973
National Retail Properties, Inc. (c)	4,562	111,222
National Western Life Insurance Co.	124	31,739
Nationwide Health Properties, Inc. (c)	5,939	178,942
Navigators Group, Inc. (a) (c)	917	49,747
NBT Bancorp, Inc. (c)	2,419	52,589
Nelnet, Inc. (c)	1,160	21,158
NewAlliance Bancshares, Inc. (c)	8,002	117,469
Newcastle Investment Corp. (c)	2,738	48,244
Newstar Financial, Inc. (a) (c)	957	10,757
Nexcen Brands, Inc. (a)	2,815	18,917
NGP Capital Resources Co. (c)	1,228	19,930
NorthStar Realty Finance Corp. (c)	4,123	40,941
Northwest Bancorp, Inc. (c)	1,312	37,340
Novastar Finl, Inc. (c)	649	5,757
NYMAGIC, Inc. (c)	377	10,484
Ocwen Financial Corp. (a) (c)	2,405	22,679
Odyssey Re Holdings Corp. (c)	1,865	69,210
Old National Bancorp (c)	4,718	78,177
Old Second Bancorp, Inc. (c)	953	27,160
Omega Financial Corp. (c)	885	23,373
Omega Healthcare Investors, Inc. (c)	4,695	72,913
Online Resources Corp. (a) (c)	1,582	19,996
optionsXpress Holdings, Inc. (c)	2,884	75,388
Orbcomm, Inc. (a) (c)	1,728	13,012
Oriental Financial Group (c)	1,477	16,985
Oritani Financial Corp. (a) (c)	844	13,369
Pacific Capital Bancorp (c)	3,282	86,317
Park National Corp. (c)	835	72,812
Parkway Properties, Inc. (c)	1,065	47,009
Partners Trust Financial Group, Inc.	3,240	39,431
Patriot Capital Funding, Inc. (c)	1,207	16,138
Pennantpark Investment Corp. (a) (c)	1,313	17,594
Pennsylvania Real Estate Investment Trust (c)	2,113	82,280
Penson Worldwide, Inc. (a) (c)	958	17,704
Peoples Bancorp Inc. (c)	707	18,509
PFF Bancorp, Inc. (c)	1,721	26,400
The Phoenix Cos., Inc. (c)	7,917	111,709
Pico Holdings, Inc. (a) (c)	1,010	41,965
Pinnacle Financial Partners, Inc. (a) (c)	1,078	31,068
Piper Jaffray Companies, Inc. (a) (c)	1,305	69,948
Platinum Underwriters Holdings Ltd (c)	3,936	141,539
Pma Cap Corp. (a) (c)	2,270	21,565
Portfolio Recovery Associates, Inc. (c)	1,116	59,226
Post Properties, Inc. (c)	3,015	116,681
Preferred Bank	445	17,506
Presidential Life Corp.	1,508	25,576
Primus Guaranty Ltd (a) (c)	2,960	31,139
PrivateBancorp, Inc. (c)	1,192	41,529
ProAssurance Corp. (a) (c)	2,333	125,679
Prospect Capital Corporation (c)	1,315	22,381
Prosperity Bancshares, Inc.	2,448	81,176
Provident Bankshares Corp. (c)	2,318	72,623
Provident Financial Services, Inc. (c)	4,542	74,353
Provident New York Bancorp (c)	2,985	39,133
PS Business Parks, Inc.	1,121	63,729
QC Holdings, Inc. (c)	410	5,925
RAIT Investment Trust (c)	4,369	35,957
Ram Holdings Ltd (a) (c)	1,210	11,253
Ramco-Gershenson Properties	1,184	36,988
Realty Income Corp. (c)	6,616	184,917
Redwood Trust, Inc. (c)	1,364	45,312
Renasant Corp. (c)	1,036	22,409
Republic Bancorp Inc./KY (c)	555	8,791
Republic Property Trust (c)	1,833	26,890
RLI Corp.	1,391	78,898
Rockville Financial, Inc. (c)	616	8,784
Roma Financial Corp. (c)	676	11,560
Royal Bancshares of Pennsylvania (c)	338	7,409
S&T Bancorp, Inc. (c)	1,827	58,628
S1 Corp. (a) (c)	3,654	33,069
Safety Insurance Group, Inc. (c)	1,000	35,940
Sanders Morris Harris Group, Inc. (c)	1,188	12,058
Sandy Spring Bancorp, Inc. (c)	1,041	31,355
Santander BanCorp (c)	295	3,788
Saul Centers, Inc.	735	37,853
SCBT Financial Corp. (c)	640	22,106
Scottish Re Group Limited (a) (c)	4,501	14,358
Seabright Insurance Holdings, Inc. (a) (c)	1,118	19,084
Seacoast Banking Corp of Florida (c)	967	18,083
Security Bank Corp. (c)	1,074	13,446
Security Capital Assurance (c)	1,562	35,676
Selective Insurance Group (c)	3,640	77,459
Senior Housing Properties Trust	5,489	121,087
Sierra Bancorp (c)	402	11,521
Signature Bank (a) (c)	2,059	72,539
Simmons First National Corp. (c)	1,004	26,445
Smithtown Bancorp, Inc.	1	16
Sotheby's Holdings	4,476	213,908
The South Financial Group, Inc. (c)	4,887	111,130
Southside Bancshares, Inc. (c)	777	17,164
Southwest Bancorp Inc. (c)	951	17,898
Sovran Self Storage, Inc. (c)	1,414	64,818
State Auto Financial Corp.	1,011	29,572
Sterling Bancorp (c)	1,319	18,466
Sterling Bancshares, Inc. (c)	4,821	55,008
Sterling Financial Corp./PA (c)	1,791	30,716
Sterling Financial Corp./WA (c)	3,423	92,113
Stewart Information Services Corp. (c)	1,208	41,398
Stifel Financial Corp. (a) (c)	835	48,296
Strategic Hotels & Resorts, Inc. (c)	5,143	105,894
Suffolk Bancorp (c)	727	23,308
Sun Bancorp Inc. (a) (c)	1,063	18,602
Sun Communities, Inc. (c)	1,215	36,547
Sunstone Hotel Investors, Inc.	4,071	104,380
Superior Bancorp (a) (c)	2,177	19,223
Susquehanna Bancshares, Inc.	3,642	73,204
SVB Financial Group (a) (c)	2,270	107,507
SWS Group, Inc. (c)	1,666	29,472
SY Bancorp, Inc. (c)	867	23,444
Tanger Factory Outlet Centers	2,174	88,243
Tarragon Corp. (a) (c)	908	2,379
Taylor Capital Group, Inc. (c)	389	10,865
Technology Investment Capital Corp. (c)	1,367	18,277
Texas Capital Bancshares, Inc. (a) (c)	1,634	35,523
TheStreet.Com, Inc. (c)	1,289	15,610
Thomas Weisel Partners Group, Inc. (a) (c)	1,424	20,662
TierOne Corp.	1,276	33,776
TNS, Inc. (c)	1,693	27,190
Tompkins Trustco, Inc. (c)	466	18,500
Tower Group, Inc. (c)	1,182	30,945
TradeStation Group, Inc. (a) (c)	1,806	21,076
Triad Guaranty, Inc. (a) (c)	750	14,228
Trico Bancshares	928	20,667
Trustco Bank Corp. NY (c)	5,277	57,678
Trustmark Corp. (c)	3,434	96,289
UCBH Holdings, Inc. (c)	6,885	120,350
UMB Financial Corp. (c)	2,222	95,235
Umpqua Holdings Corp. (c)	3,943	78,899
Union Bankshares Corp. (c)	889	20,189
United Amer Indemnity Ltd (a) (c)	1,635	35,169
United Bankshares, Inc. (c)	2,611	79,479
United Community Banks, Inc. (c)	2,379	58,333
United Community Financial Corp. (c)	1,905	13,754
United Fire & Casualty Co. (c)	1,449	56,641
United Security Bancshares/CA (c)	483	9,080
Universal American Financial Corp. (a) (c)	2,676	61,040
Universal Health Realty Income Trust (c)	827	29,383
Univest Corporation of Pennsylvania (c)	808	19,166
Urstadt Biddle Properties, Inc. (c)	1,485	22,973
US Global Investors, Inc.	786	14,950
USB Holding Co., Inc. (c)	830	19,281
U-Store-It Trust (c)	3,306	43,639
Value Line, Inc. (c)	71	3,498
ViewPoint Financial Group	764	14,119
Virginia Commerce Bancorp (a) (c)	1,149	16,477
W Holding Co, Inc. (c)	7,665	17,170
Waddell & Reed Financial, Inc. (c)	5,557	150,206
Washington Real Estate Investment Trust (c)	3,161	104,882
Washington Trust Bancorp, Inc. (c)	809	21,819
Wauwatosa Holdings, Inc. (a) (c)	734	11,928
WesBanco, Inc. (c)	1,541	38,494
West Coast Bancorp (c)	1,038	29,490
Westamerica Bancorporation (c)	1,989	99,072
Western Alliance Bancorp (a) (c)	921	21,708
Westfield Financial Inc.	887	8,613
Williams Scotsman International, Inc. (a) (c)	2,092	57,969
Wilshire Bancorp, Inc. (c)	1,072	11,760
Winthrop Realty Trust (c)	2,745	18,474
Wintrust Financial Corp. (c)	1,596	68,133
World Acceptance Corp. (a) (c)	1,289	42,640
WP Stewart & Co Ltd (c)	1,442	14,305
Wright Express Corp. (a) (c)	2,837	103,522
WSFS Financial Corp.	415	25,896
Yardville National Bancorp	654	21,994
Zenith National Insurance Corp.	2,596	116,534
		19,784,772
Health Care - 11.9%
Abaxis, Inc. (a) (c)	1,411	31,677
Abiomed, Inc. (a) (c)	1,643	20,422
Acadia Pharmaceuticals, Inc. (a) (c)	1,703	25,630
Accuray, Inc. (a) (c)	1,106	19,311
Acorda Therapeutics, Inc. (a) (c)	1,408	25,837
Adams Respiratory Therapeutics, Inc. (a) (c)	2,132	82,167
Affymax, Inc. (a) (c)	294	7,956
Affymetrix, Inc. (a)	4,741	120,279
Air Methods Corp. (a) (c)	676	31,231
Akorn, Inc. (a) (c)	3,412	25,556
Albany Molecular Research, Inc. (a) (c)	1,786	26,969
Alexion Pharmaceuticals, Inc. (a) (c)	2,481	161,637
Alexza Pharmaceuticals, Inc. (a) (c)	1,305	11,301
Align Technology, Inc. (a) (c)	3,982	100,864
Alkermes, Inc. (a) (c)	6,793	124,991
Alliance Imaging, Inc. (a) (c)	1,021	9,250
Allos Therapeutics (a) (c)	2,848	13,528
Allscripts Healthcare Solutions, Inc. (a) (c)	3,640	98,389
Alnylam Pharmaceuticals, Inc. (a) (c)	2,601	85,235
Alpharma, Inc. (c)	2,984	63,738
Altus Pharmaceuticals, Inc. (a) (c)	1,405	14,738
Amag Pharmaceuticals, Inc. (a) (c)	935	53,482
Amedisys, Inc. (a) (c)	1,805	69,335
American Dental Partners, Inc. (a) (c)	837	23,444
American Medical Systems Holdings, Inc. (a) (c)	4,904	83,123
American Oriental Bioengineering, Inc. (a) (c)	3,127	34,866
AMERIGROUP Corp. (a)	3,632	125,231
Amicus Therapeutics, Inc. (a)	333	5,564
Amsurg Corp. (a)	2,092	48,262
Analogic Corp. (c)	971	61,911
Angiodynamics, Inc. (a) (c)	1,382	26,051
Animal Health International (a)	815	9,071
Applera Corp - Celera Genomics Group (a) (c)	5,415	76,135
Apria Healthcare Group, Inc. (a) (c)	2,950	76,729
Arena Pharmaceuticals, Inc. (a) (c)	4,263	46,680
Ariad Pharmaceuticals, Inc. (a) (c)	4,590	21,252
ArQule, Inc. (a) (c)	2,150	15,330
Array Biopharma, Inc. (a) (c)	2,750	30,882
Arrow International, Inc. (c)	1,599	72,739
Arthrocare Corp. (a) (c)	1,837	102,670
Aspect Medical Systems, Inc. (a) (c)	1,145	15,538
Assisted Living Concepts, Inc. (a) (c)	3,962	36,213
Auxilium Pharmaceuticals, Inc. (a)	1,819	38,345
Beijing Med Pharm Corp. (a) (c)	1,779	20,725
Bentley Pharmaceuticals, Inc. (a) (c)	1,356	16,923
Biodel, Inc. (a) (c)	342	5,828
BioMarin Pharmaceuticals, Inc. (a) (c)	6,432	160,157
Biomimetic Therapeutics, Inc. (a) (c)	709	9,458
Bionovo, Inc. (a) (c)	2,810	10,819
Bio-Rad Laboratories, Inc. (a) (c)	1,310	118,555
Bio-Reference Labs, Inc. (a) (c)	700	23,632
Bradley Pharmaceuticals, Inc. (a) (c)	1,023	18,619
Bruker BioSciences Corp. (a) (c)	4,284	37,699
Cadence Pharmaceuticals, Inc. (a)	470	6,580
Cantel Medical Corp. (a) (c)	764	11,926
Capital Senior Living Corp. (a) (c)	1,527	12,857
Caraco Pharmaceutical Laboratories Ltd. (a) (c)	655	9,989
Cell Genesys, Inc. (a) (c)	3,898	14,890
Centene Corp. (a) (c)	3,029	65,154
Cepheid, Inc. (a) (c)	3,833	87,392
Chattem, Inc. (a) (c)	1,231	86,810
Computer Programs & Systems, Inc. (c)	609	16,053
Conceptus, Inc. (a) (c)	1,601	30,387
Conmed Corp. (a) (c)	1,973	55,224
Corvel Corp. (a) (c)	512	11,826
CryoLife, Inc. (a) (c)	1,524	14,402
Cubist Pharmaceuticals, Inc. (a) (c)	3,817	80,653
Cutera, Inc. (a) (c)	889	23,301
CV Therapeutics, Inc. (a) (c)	4,159	37,348
Cyberonics, Inc. (a) (c)	1,515	21,119
Cynosure, Inc. (a) (c)	505	18,635
Cypress Bioscience, Inc. (a) (c)	2,254	30,857
Cytokinetics, Inc. (a) (c)	2,318	11,868
Cytrx Corp. (a) (c)	5,724	19,805
Datascope Corp. (c)	867	29,313
Dendreon Corp. (a) (c)	5,756	44,264
Discovery Laboratories, Inc. (a) (c)	5,594	15,048
DJ Orthopedics, Inc. (a) (c)	1,599	78,511
Durect Corp. (a) (c)	4,309	23,613
Eclipsys Corp. (a) (c)	3,175	74,041
Emergency Medical Svcs Corp. (a) (c)	614	18,574
Emergent Biosolutions, Inc. (a) (c)	330	2,930
Emeritus Corp. (a) (c)	322	8,726
Encysive Pharmaceuticals, Inc. (a) (c)	4,388	6,626
Enzo Biochem, Inc. (a) (c)	1,925	21,849
Enzon Pharmaceuticals, Inc. (a) (c)	3,074	27,082
eResearch Technology, Inc. (a) (c)	3,465	39,466
ev3, Inc. (a) (c)	1,106	18,161
Exelixis, Inc. (a) (c)	6,609	69,989
Foxhollow Technologies, Inc. (a)	1,530	40,392
Genomic Health, Inc. (a) (c)	875	16,791
Gentiva Health Services, Inc. (a) (c)	1,890	36,307
Genvec, Inc. (a) (c)	4,336	10,190
Geron Corp. (a) (c)	4,631	33,899
Greatbatch, Inc. (a) (c)	1,533	40,762
GTx, Inc. (a) (c)	990	16,117
Haemonetics Corp./Mass (a) (c)	1,869	92,366
Halozyme Therapeutics, Inc. (a) (c)	4,245	36,889
Hansen Medical, Inc. (a) (c)	413	11,196
Healthcare Services Group (c)	2,876	58,286
HealthExtras, Inc. (a) (c)	1,909	53,127
Healthsouth Corp. (a) (c)	5,210	91,227
Healthspring, Inc. (a)	3,149	61,405
Healthways, Inc. (a) (c)	2,424	130,823
HMS Holdings Corp. (a) (c)	1,387	34,134
Hologic, Inc. (a) (c)	3,703	225,883
Human Genome Sciences, Inc. (a) (c)	9,234	95,018
Hythiam, Inc. (a) (c)	1,842	13,704
ICU Medical, Inc. (a) (c)	1,004	38,905
Idenix Pharmaceuticals, Inc. (a) (c)	1,734	5,011
I-Flow Corp. (a) (c)	1,642	30,525
Illumina, Inc. (a) (c)	3,441	178,519
Immucor, Inc. (a) (c)	4,762	170,242
Immunomedics, Inc. (a) (c)	3,770	8,633
Incyte Corp. (a) (c)	5,885	42,078
Indevus Pharmaceuticals, Inc. (a) (c)	3,837	26,514
Insulet Corp. (a)	521	11,332
Integra LifeSciences Holdings Corp. (a) (c)	1,338	65,000
InterMune, Inc. (a) (c)	1,827	34,951
Invacare Corp. (c)	2,181	50,992
Inverness Medical Innovations, Inc. (a) (c)	3,078	170,275
Isis Pharmaceuticals, Inc. (a) (c)	5,121	76,661
Javelin Pharmaceuticals, Inc. (a) (c)	2,825	14,182
Kendle International, Inc. (a) (c)	862	35,799
Kensey Nash Corp. (a)	813	21,227
Keryx Biopharmaceuticals, Inc. (a) (c)	3,034	30,158
Kindred Healthcare, Inc. (a) (c)	2,262	40,512
Kosan Biosciences, Inc. (a) (c)	2,888	14,469
KV Pharmaceutical Co. (a) (c)	2,339	66,895
Kyphon, Inc. (a) (c)	3,107	217,490
Landauer, Inc.	608	30,984
LCA-Vision, Inc. (c)	1,458	42,851
LHC Group, Inc. (a) (c)	826	17,734
Lifecell Corp. (a) (c)	2,355	88,477
Ligand Pharmaceuticals, Inc. (c)	5,979	31,928
Luminex Corp. (a) (c)	2,248	33,900
Magellan Health Services, Inc. (a)	2,599	105,467
MannKind Corp. (a) (c)	2,214	21,432
Martek Biosciences Corp. (a) (c)	2,255	65,463
Matria Healthcare, Inc. (a) (c)	1,474	38,560
Maxygen, Inc. (a) (c)	2,071	14,104
Medarex, Inc. (a) (c)	8,584	121,549
Medcath Corp. (a) (c)	621	17,053
Medical Action Industries, Inc. (a) (c)	967	22,879
Medicines Co. (a) (c)	3,522	62,727
Medicis Pharmaceutical (c)	3,824	116,670
Medivation, Inc. (a) (c)	1,423	28,531
Mentor Corp. (c)	2,553	117,566
Meridian Bioscience, Inc. (c)	2,215	67,159
Merit Medical Systems, Inc. (a)	1,915	24,857
Metabolix, Inc. (a) (c)	954	23,144
MGI Pharma, Inc. (a) (c)	5,488	152,457
Micrus Endovascular Corp. (a) (c)	985	17,996
Minrad International, Inc. (a) (c)	3,054	14,629
Molecular Insight Pharm, Inc. (a)	346	2,349
Molina Healthcare, Inc. (a) (c)	818	29,669
Momenta Pharmaceuticals, Inc. (a) (c)	1,755	19,989
Myriad Genetics, Inc. (a) (c)	2,773	144,612
Nabi Biopharmaceuticals (a) (c)	4,223	17,145
Nastech Pharmaceutical, Inc. (a) (c)	1,783	23,732
National Healthcare Corp. (c)	453	23,280
Natus Medical, Inc. (a)	1,494	23,814
Nektar Therapeutics (a) (c)	6,294	55,576
Neurocrine Biosciences, Inc. (a) (c)	2,648	26,480
Neurogen Corp. (a) (c)	2,097	9,311
Nighthawk Radiology Holdings, Inc. (a) (c)	1,393	34,142
Northstar Neuroscience, Inc. (a) (c)	803	8,961
Novacea, Inc. (a) (c)	419	3,356
Noven Pharmaceuticals, Inc. (a) (c)	1,664	26,508
NuVasive, Inc. (a) (c)	2,324	83,501
Nxstage Medical, Inc. (a) (c)	850	12,317
Obagi Medical Products, Inc. (a) (c)	369	6,815
Odyssey HealthCare, Inc. (a)	2,432	23,372
Omnicell, Inc. (a)	1,910	54,511
Omrix Biopharmaceuticals, Inc. (a) (c)	908	32,061
Onyx Pharmaceuticals, Inc. (a) (c)	3,692	160,676
OraSure Technologies, Inc. (a)	3,228	32,441
Orexigen Therapeutics, Inc. (a) (c)	481	6,354
Orthofix International N V (a) (c)	1,094	53,573
OSI Pharmaceuticals, Inc. (a) (c)	3,997	135,858
Osiris Therapeutics, Inc. (a) (c)	229	2,950
Owens & Minor, Inc. (c)	2,818	107,338
Pain Therapeutics, Inc. (a) (c)	2,497	23,347
Palomar Medical Technologies, Inc. (a) (c)	1,166	33,219
Par Pharmaceutical Cos., Inc. (a) (c)	2,461	45,676
Parexel International Corp. (a) (c)	1,908	78,743
Penwest Pharmaceuticals Co. (a) (c)	1,605	17,671
Perrigo Co. (c)	5,457	116,507
PharmaNet Development Group, Inc. (a) (c)	1,275	37,013
Pharmerica Corp. (a) (c)	1,814	27,065
Pharmion Corp. (a) (c)	1,698	78,346
Phase Forward, Inc. (a) (c)	2,383	47,684
PolyMedica Corp. (c)	1,619	85,030
Poniard Pharmaceuticals, Inc. (a)	1,535	8,703
Pozen, Inc. (a) (c)	1,763	19,499
PRA International (a) (c)	1,256	36,926
Progenics Pharmaceuticals, Inc. (a) (c)	1,566	34,624
Protalix Biotherapeutics, Inc. (a)	1,268	43,822
PSS World Medical, Inc. (a)	4,746	90,791
Psychiatric Solutions, Inc. (a) (c)	3,721	146,161
Quality Systems, Inc. (c)	1,100	40,293
Quidel Corp. (a) (c)	2,113	41,330
Radiation Therapy Services, Inc. (a) (c)	826	17,197
Regeneration Technologies, Inc. (a)	2,009	21,536
Regeneron Pharmaceuticals, Inc. (a) (c)	4,208	74,902
RehabCare Group, Inc. (a) (c)	1,192	20,967
Res-Care, Inc. (a) (c)	1,552	35,448
Resource Capital Corporation (c)	1,455	16,383
Rigel Pharmaceuticals, Inc. (a) (c)	1,750	16,502
Salix Pharmaceuticals Ltd. (a) (c)	3,271	40,626
Santarus, Inc. (a) (c)	3,552	9,413
Savient Pharmaceuticals, Inc. (a) (c)	4,150	60,383
Sciele Pharma, Inc. (a) (c)	2,046	53,237
Seattle Genetics Inc. (a) (c)	2,791	31,371
Sirona Dental Systems, Inc. (a) (c)	1,238	44,159
Sirtris Pharmaceuticals, Inc. (a) (c)	403	6,883
Skilled Healthcare Group, Inc. (a) (c)	1,478	23,279
Somaxon Pharmaceuticals, Inc. (a) (c)	351	3,570
Sonic Innovations, Inc. (a) (c)	1,753	16,075
SonoSite, Inc. (a) (c)	1,092	33,328
Spectranetics Corp. (a) (c)	2,151	28,995
Stereotaxis, Inc. (a) (c)	1,645	22,685
Steris Corp.	4,294	117,355
Sun Healthcare Group, Inc. (a) (c)	2,229	37,247
Sunrise Senior Living, Inc. (a) (c)	3,120	110,354
SuperGen, Inc. (a) (c)	3,481	15,108
SurModics, Inc. (a) (c)	1,067	52,294
Symmetry Medical, Inc. (a)	2,460	41,082
Synta Pharmaceuticals Corp. (a) (c)	347	2,290
Telik, Inc. (a) (c)	3,671	10,683
Tercica, Inc. (a) (c)	2,199	13,634
Thoratec Corp. (a) (c)	3,704	76,636
Tomotherapy, Inc. (a) (c)	774	17,980
Trubion Pharmaceuticals, Inc. (a) (c)	306	3,712
United Therapeutics Corp. (a) (c)	1,370	91,160
Valeant Pharmaceuticals International (a) (c)	6,516	100,868
Vanda Pharmaceuticals, Inc. (a) (c)	1,750	24,343
Ventana Medical Systems (a)	2,025	173,968
Viropharma, Inc. (a) (c)	4,819	42,889
Visicu, Inc. (a) (c)	449	3,403
Vital Images, Inc. (a) (c)	1,177	22,975
Vital Signs, Inc. (c)	716	37,332
Vivus, Inc. (a) (c)	3,832	19,007
Volcano Corporation (a) (c)	1,562	25,679
West Pharmaceutical Services, Inc. (c)	2,269	94,527
Wright Medical Group, Inc. (a) (c)	2,404	64,475
Xenoport, Inc. (a) (c)	1,414	66,529
XOMA Ltd (a) (c)	8,709	29,698
Zoll Medical Corp. (a) (c)	1,290	33,437
Zymogenetics, Inc. (a) (c)	2,637	34,413
		11,621,404
Materials & Processing - 9.3%
AAON, Inc. (c)	942	18,586
Acuity Brands, Inc.	2,860	144,373
Aecom Technology Corp Delaware (a) (c)	2,689	93,927
AEP Industries, Inc. (a) (c)	466	19,730
Albany International Corp. (c)	1,877	70,369
Alico, Inc. (c)	267	11,572
AM Castle & Co. (c)	656	21,386
AMCOL International Corp. (c)	1,543	51,058
American Vanguard Corp. (c)	1,186	23,151
Ameron International Corp. (c)	586	61,981
Ampco-Pittsburgh Corp. (c)	468	18,430
Amrep Corp. (c)	109	2,921
Andersons, Inc. (c)	948	45,523
Apex Silver Mines Ltd. (a) (c)	3,834	74,571
Apogee Enterprises, Inc. (c)	1,979	51,335
Aptargroup, Inc. (c)	4,622	175,035
Arch Chemicals, Inc.	1,683	78,899
Avatar Holdings, Inc. (a) (c)	408	20,371
Balchem Corp. (c)	1,223	24,961
Barnes Group, Inc. (c)	3,061	97,707
Beacon Roofing Supply, Inc. (a) (c)	3,079	31,467
Bluegreen Corp. (a) (c)	1,470	11,392
BlueLinx Holdings, Inc. (c)	840	5,914
Bowater, Inc. (c)	3,932	58,665
Brady Corp. (c)	3,163	113,488
Brookfield Homes Corp. (c)	809	15,007
Brush Engineered Materials, Inc. (a) (c)	1,368	70,986
Buckeye Technologies, Inc. (a) (c)	2,648	40,091
Builders FirstSource, Inc. (a) (c)	1,009	10,877
Building Material Holding Corp. (c)	2,034	21,520
Cabot Microelectronics Corp. (a)	1,700	72,675
Cadiz, Inc. (a) (c)	790	14,931
Cal Dive International Inc. (a) (c)	1,538	23,070
Calgon Carbon Corp. (a) (c)	2,790	38,948
Cambrex Corp.	1,880	20,473
Century Aluminum Co. (a) (c)	1,625	85,556
Ceradyne, Inc. (a) (c)	1,889	143,073
CF Industries Holdings, Inc.	3,625	275,174
Chesapeake Corp. (c)	1,333	11,277
CIRCOR International, Inc. (c)	1,125	51,086
Clarcor, Inc. (c)	3,388	115,903
Claymont Steel Holdings, Inc. (a) (c)	603	12,211
Clean Harbors, Inc. (a) (c)	1,102	49,061
Coeur d'Alene Mines Corp. (a) (c)	19,575	74,189
Comfort Systems USA, Inc.	2,831	40,200
Compass Minerals International, Inc. (c)	2,246	76,454
CompX International, Inc.	107	2,095
Consolidated-Tomoka Land Co. (c)	399	26,817
Deltic Timber Corp. (c)	687	39,104
Drew Industries, Inc. (a) (c)	1,301	52,925
Dycom Industries, Inc. (a) (c)	2,631	80,588
Dynamic Materials Corp. (c)	828	39,653
EMCOR Group, Inc. (a) (c)	4,418	138,548
Encore Wire Corp. (c)	1,634	41,062
Energy Conversion Devices, Inc. (a) (c)	2,744	62,344
EnerSys (a) (c)	1,422	25,269
ENGlobal Corp. (a) (c)	1,133	12,928
Ennis, Inc.	1,791	39,474
Exide Technologies (a) (c)	4,044	26,286
Ferro Corp. (c)	2,998	59,900
First Acceptance Corp. (a) (c)	1,175	5,934
Flotek Inds Inc Del (a) (c)	1,206	53,245
Georgia Gulf Corp. (c)	2,404	33,416
Gibraltar Industries, Inc.	1,702	31,487
Glatfelter	3,123	46,345
Goodman Global, Inc. (a)	2,510	59,939
GrafTech International Ltd. (a) (c)	6,925	123,542
Granite Construction, Inc. (c)	2,434	129,051
Graphic Packaging Corp. (a) (c)	5,319	24,042
Great Lakes Dredge & Dock Corp. (a) (c)	541	4,739
Greif, Inc. (c)	2,318	140,656
Griffon Corp. (a) (c)	2,092	31,589
Grubb & Ellis Co. (a) (c)	1,063	9,886
Haynes International, Inc. (a) (c)	769	65,650
HB Fuller Co. (c)	4,132	122,638
Hecla Mining Co. (a) (c)	8,385	75,046
Hercules, Inc. (a)	7,983	167,803
Hexcel Corp. (a) (c)	6,561	149,000
HFF, Inc. (a)	1,138	13,508
Idaho Gen Mines, Inc. (a) (c)	3,216	21,354
Innerworkings, Inc. (a) (c)	1,543	26,586
Innophos Holdings, Inc. (c)	1,370	20,879
Innospec, Inc.	1,728	39,364
Insituform Technologies, Inc. (a) (c)	1,909	29,074
Insteel Industries, Inc. (c)	979	15,028
Integrated Electrical Services, Inc. (a) (c)	1,079	27,633
Interface, Inc. (c)	3,356	60,576
Interline Brands, Inc. (a)	1,905	43,796
Kaiser Aluminum Corp. (c)	999	70,499
Kaydon Corp. (c)	1,983	103,096
Koppers Holdings, Inc.	1,164	44,942
Kronos Worldwide, Inc. (c)	194	3,663
The Lamson & Sessions Co. (a) (c)	975	26,286
Landec Corp. (a) (c)	1,451	22,432
Layne Christensen Co. (a) (c)	841	46,659
LB Foster Co. - Class A (a) (c)	665	28,901
LSB Industries, Inc. (a) (c)	975	23,059
LSI Industries, Inc. (c)	1,507	30,924
Medis Technologies Ltd. (a) (c)	1,532	19,916
Mercer International, Inc. (a) (c)	1,856	17,539
Metal Management, Inc.	1,831	99,240
MGP Ingredients, Inc. (c)	622	6,388
Michael Baker Corp. (a)	479	23,476
Minerals Technologies, Inc. (c)	1,397	93,599
Mobile Mini, Inc. (a) (c)	2,477	59,844
Mueller Industries, Inc.	2,592	93,675
Mueller Water Products, Inc. - Class A (c)	7,793	96,555
Multi Color Corp. (c)	534	12,186
Myers Industries, Inc. (c)	1,875	37,162
NCI Building Systems, Inc. (a)	1,437	62,093
Neenah Paper, Inc. (c)	1,037	34,314
NewMarket Corp. (c)	1,013	50,022
NL Industries	532	6,028
Northwest Pipe Co. (a) (c)	592	22,389
Nuco2, Inc. (a) (c)	1,090	28,057
Olin Corp. (c)	5,083	113,758
Olympic Steel, Inc. (c)	545	14,802
OM Group, Inc. (a)	2,061	108,841
Perini Corp. (a) (c)	1,760	98,437
PGT, Inc. (a) (c)	683	5,416
PolyOne Corp. (a) (c)	6,509	48,622
Potlatch Corp. (c)	2,714	122,211
Quadra Realty Trust, Inc. (a) (c)	1,155	11,007
Quanex Corp. (c)	2,443	114,772
RBC Bearings, Inc. (a)	1,438	55,147
Rock-Tenn Co.	2,370	68,493
Rockwood Holdings, Inc. (a) (c)	2,161	77,429
Rogers Corp. (a) (c)	1,224	50,417
Royal Gold, Inc. (c)	1,366	44,736
RTI International Metals, Inc. (a) (c)	1,601	126,895
Ryerson Tull, Inc. (c)	1,830	61,744
Schnitzer Steel Industries, Inc.	1,588	116,385
Schulman A, Inc. (c)	1,987	39,204
Senomyx, Inc. (a) (c)	2,095	25,664
Shengda Tech, Inc. (a) (c)	1,893	11,415
Silgan Holdings, Inc.	1,635	87,881
Simpson Manufacturing Co., Inc. (c)	2,602	82,874
Spartech Corp. (c)	2,252	38,419
The Standard Register Co. (c)	1,196	15,201
Stepan Co. (c)	412	12,735
Stillwater Mining Co. (a) (c)	2,901	29,851
Stratus Properties, Inc. (a) (c)	326	11,518
Superior Essex, Inc. (a) (c)	1,414	52,714
Symyx Technologies, Inc. (a)	2,370	20,595
Tejon Ranch Co. (a) (c)	710	29,394
Terra Industries, Inc. (a) (c)	5,783	180,777
Texas Industries, Inc. (c)	1,883	147,815
Thomas Pptys Group, Inc. (c)	1,563	18,756
Tredegar Corp. (c)	2,398	41,365
Trex Co, Inc. (a) (c)	835	9,285
Trimas Corp. (a)	884	11,731
Tronox, Inc. (c)	2,903	26,214
UAP Holding Corp.	3,577	112,175
Universal Forest Products, Inc. (c)	1,123	33,578
Universal Stainless & Alloy (a)	443	17,627
Uranium Res, Inc. (a) (c)	3,487	32,743
US Concrete, Inc. (a) (c)	2,350	15,486
Us Gold Corporation (a) (c)	2,956	18,534
USEC, Inc. (a) (c)	5,653	57,943
Valhi, Inc. (c)	444	10,545
Valmont Industries, Inc. (c)	1,271	107,844
Washington Group International, Inc. (a) (c)	1,917	168,332
Watsco, Inc. (c)	1,525	70,806
Wausau Paper Corp.	3,154	35,167
WCI Communities, Inc. (a) (c)	2,348	14,065
WD-40 Co.	1,180	40,285
Wheeling-Pittsburgh Corp. (a) (c)	722	13,935
Worthington Industries (c)	4,572	107,716
WR Grace & Co. (a) (c)	4,767	128,042
Xerium Technologies, Inc. (c)	1,385	7,479
Zoltek Companies, Inc. (a) (c)	1,442	62,914
		9,159,053
Other - 0.6%
Compass Diversified Trust (c)	923	14,823
Energy Infrastructure Acqui Cp (a)	1,461	14,362
Freedom Acquisition Hldgs, Inc. (a)	3,676	41,355
GenCorp, Inc. (a) (c)	3,888	46,501
GenTek, Inc. (a) (c)	666	20,033
Information Services Group, Inc. (a) (c)	2,261	17,297
Kaman Corp. (c)	1,688	58,337
Lancaster Colony Corp. (c)	1,675	63,935
Marathon Acquisition Corp. (a) (c)	2,483	19,591
Ntr Acquisition Co. (a) (c)	1,703	16,144
Raven Industries, Inc. (c)	1,078	43,174
Sequa Corp. (a)	450	74,601
Star Maritime Acquisition Corp. (a)	1,324	18,549
Walter Industries, Inc. (c)	3,448	92,751
		541,453
Technology - 13.0%
3Com Corp. (a) (c)	27,500	135,850
3D Systems Corp. (a) (c)	1,032	24,376
Acacia Research - Acacia Technologies (a)	1,959	28,758
Aci Worldwide, Inc. (a) (c)	2,627	58,713
Acme Packet, Inc. (a) (c)	936	14,433
Actel Corp. (a)	1,819	19,518
Actuate Corp. (a) (c)	3,967	25,587
Adaptec, Inc. (a) (c)	8,034	30,690
ADTRAN, Inc.	3,920	90,278
Advanced Analogic Technologies, Inc. (a) (c)	2,588	27,536
Agilysys, Inc. (c)	2,146	36,267
American Reprographics Co. (a) (c)	1,835	34,351
American Science & Engineering, Inc. (a) (c)	611	38,285
AMIS Holdings, Inc. (a) (c)	4,414	42,860
Amkor Technology, Inc. (a) (c)	7,206	83,013
Anadigics, Inc. (a) (c)	3,315	59,935
Anaren, Inc. (a) (c)	1,154	16,271
Anixter International, Inc. (a) (c)	2,057	169,600
Ansoft Corp. (a) (c)	1,154	38,059
Ansys, Inc. (a) (c)	5,123	175,053
Applied Micro Circuits Corp. (a) (c)	20,877	65,971
Ariba, Inc. (a) (c)	5,245	56,541
Arrowhead Resh Corp. (a) (c)	2,225	11,236
Art Technology Group, Inc. (a) (c)	7,864	23,749
Aruba Networks, Inc. (a) (c)	529	10,580
AsiaInfo Holdings, Inc. (a)	2,127	19,271
Aspen Technology, Inc. (a)	5,845	83,700
Atheros Communications, Inc. (a) (c)	3,629	108,761
Avanex Corp. (a) (c)	11,551	18,944
Avid Technology, Inc. (a) (c)	2,967	80,346
Avocent Corp. (a)	3,598	104,774
BearingPoint, Inc. (a) (c)	13,100	53,055
Bel Fuse, Inc. (c)	716	24,817
Benchmark Electronics, Inc. (a) (c)	4,954	118,252
Bigband Networks, Inc. (a) (c)	823	5,267
Black Box Corp. (c)	1,173	50,157
Blackbaud, Inc. (c)	3,069	77,462
Blackboard, Inc. (a) (c)	1,948	89,296
Blue Coat Systems, Inc. (a) (c)	971	76,476
Borland Software Corp. (a) (c)	5,476	23,821
Bottomline Technologies, Inc. (a) (c)	1,441	18,056
CACI International, Inc. - Class A (a) (c)	2,146	109,639
Cavium Networks, Inc. (a) (c)	444	14,430
Cbeyond Communications, Inc. (a) (c)	1,156	47,153
Checkpoint Systems, Inc. (a)	2,756	72,731
Chordiant Software, Inc. (a)	2,234	30,963
Ciber, Inc. (a) (c)	3,839	29,983
Cirrus Logic, Inc. (a)	6,144	39,322
Cogent Communications Group, Inc. (a) (c)	3,265	76,205
Cogent Inc. (a) (c)	3,041	47,683
Coherent, Inc. (a) (c)	2,178	69,870
Coleman Cable, Inc. (a) (c)	552	7,640
Commvault Systems, Inc. (a) (c)	2,353	43,578
COMSYS IT Partners, Inc. (a) (c)	1,102	18,525
Comtech Group, Inc. (a)	1,029	18,738
Comtech Telecommunications (a) (c)	1,601	85,637
Comverge, Inc. (a) (c)	362	11,895
Concur Technologies, Inc. (a) (c)	2,259	71,204
Conexant Systems, Inc. (a) (c)	33,941	40,729
CPI International, Inc. (a)	460	8,745
Cray, Inc. (a) (c)	2,174	15,653
CSG Systems International (a) (c)	2,843	60,414
Cubic Corp. (c)	1,095	46,176
Daktronics, Inc. (c)	2,072	56,400
DealerTrack Holdings Inc. (a)	2,200	92,136
Digi International, Inc. (a) (c)	1,746	24,863
Digital River, Inc. (a) (c)	2,780	124,405
Diodes, Inc. (a) (c)	2,082	66,832
Ditech Networks, Inc. (a) (c)	2,275	11,989
DivX, Inc. (a) (c)	1,547	23,004
Double-take Software, Inc. (a) (c)	566	10,816
DSP Group, Inc. (a)	2,128	33,686
Eagle Test Systems, Inc. (a) (c)	565	7,243
Echelon Corp. (a) (c)	2,165	54,147
Edo Corp. (c)	1,114	62,395
Electronics for Imaging (a) (c)	3,750	100,725
EMS Technologies, Inc. (a)	1,067	26,174
Emulex Corp. (a)	5,925	113,582
Epicor Software Corp. (a) (c)	4,066	55,989
EPIQ Systems, Inc. (a) (c)	1,495	28,136
Equinix, Inc. (a) (c)	2,167	192,191
Exar Corp. (a)	2,316	30,247
Excel Technology, Inc. (a) (c)	848	21,158
Extreme Networks, Inc. (a) (c)	8,393	32,229
FalconStor Software, Inc. (a) (c)	2,601	31,342
Finisar Corp. (a) (c)	16,046	44,929
Flir Systems, Inc. (a) (c)	4,363	241,667
Formfactor, Inc. (a) (c)	3,216	142,694
Foundry Networks, Inc. (a)	9,617	170,894
Gartner, Inc. (a) (c)	4,564	111,635
Gateway, Inc. (a) (c)	20,006	37,611
Genesis Microchip, Inc. (a) (c)	2,492	19,537
Geoeye, Inc. (a) (c)	1,155	29,741
Gerber Scientific, Inc. (a)	1,587	17,219
Guidance Software, Inc. (a) (c)	224	2,838
Harmonic, Inc. (a) (c)	5,211	55,289
Harris Stratex Networks, Inc. (a) (c)	1,688	29,489
Hittite Microwave Corp. (a) (c)	913	40,309
Hughes Communications, Inc. (a)	428	22,192
Hutchinson Technology, Inc. (a) (c)	1,802	44,329
i2 Technologies, Inc. (a) (c)	995	15,174
iGate Corp. (a) (c)	1,552	13,301
IHS Inc. (a) (c)	2,081	117,556
II-VI, Inc. (a) (c)	1,652	57,044
Imation Corp. (c)	2,451	60,123
Imergent, Inc. (c)	812	18,213
Immersion Corp. (a) (c)	1,709	27,993
Informatica Corp. (a) (c)	6,053	95,032
Innovative Solutions & Support, Inc. (a) (c)	833	15,802
InPhonic, Inc. (a) (c)	1,676	4,609
Integral Systems, Inc. (c)	571	12,271
Interactive Intelligence, Inc. (a) (c)	866	16,454
Interdigital, Inc. (a) (c)	3,306	68,699
Intermec, Inc. (a) (c)	4,003	104,558
Internet Capital Group, Inc. (a) (c)	2,752	33,024
InterVoice, Inc. (a) (c)	2,709	25,438
Interwoven, Inc. (a)	3,002	42,718
Ionatron, Inc. (a) (c)	2,297	7,879
Ipg Photonics Corp. (a)	715	14,057
iRobot Corp. (a) (c)	744	14,791
Isilon Systems, Inc. (a) (c)	578	4,451
Ixia (a)	3,012	26,265
IXYS Corp. (a) (c)	1,911	19,932
j2 Global Communications, Inc. (a) (c)	3,489	114,195
JDA Software Group, Inc. (a) (c)	2,049	42,332
Kemet Corp. (a) (c)	6,096	44,806
Keynote Systems, Inc. (a) (c)	1,035	14,211
Lattice Semiconductor Corp. (a) (c)	8,031	36,059
Lawson Software, Inc. (a) (c)	8,751	87,598
Lionbridge Technologies (a) (c)	4,201	16,762
Liveperson, Inc. (a) (c)	2,420	14,907
Loral Space & Communications, Inc. (a)	741	29,455
Macrovision Corp. (a) (c)	3,633	89,481
Magma Design Automation, Inc. (a) (c)	2,643	37,187
Manhattan Associates, Inc. (a) (c)	1,932	52,956
Mantech International Corp. - Class A (a)	1,265	45,515
Mentor Graphics Corp. (a) (c)	5,640	85,164
Mercury Computer Systems, Inc. (a)	1,476	15,173
Methode Electronics, Inc.	2,624	39,491
Micrel, Inc. (c)	3,671	39,647
MICRO Systems, Inc. (a) (c)	2,731	177,706
Microsemi Corp. (a) (c)	5,250	146,370
MicroStrategy, Inc. (a) (c)	654	51,888
Microtune, Inc. (a) (c)	3,717	22,376
MIPS Technologies, Inc. (a) (c)	3,055	24,135
Monolithic Power Systems, Inc. (a) (c)	1,534	38,964
MRV Communications, Inc. (a)	8,801	21,826
MSC.Software Corp. (a) (c)	2,916	39,716
Multi-Fineline Electronix, Inc. (a) (c)	556	8,245
Ness Technologies, Inc. (a) (c)	1,930	21,076
Netgear, Inc. (a)	2,332	70,939
Netlogic Microsystems, Inc. (a) (c)	1,119	40,407
Network Equipment Technologies, Inc. (a) (c)	1,744	25,288
Newport Corp. (a) (c)	2,855	43,482
Nextwave Wireless, Inc. (a) (c)	1,791	10,245
Novatel Wireless, Inc. (a) (c)	2,070	46,885
Nuance Communications, Inc. (a) (c)	9,489	183,233
Omniture, Inc. (a) (c)	1,843	55,880
Omnivision Technologies, Inc. (a) (c)	3,739	84,987
ON Semiconductor Corp. (a) (c)	15,988	200,809
On2 Technologies, Inc. (a) (c)	7,516	8,719
Opentv Corp. (a) (c)	6,148	9,099
Openwave Systems, Inc.	6,638	29,074
Oplink Communications, Inc. (a) (c)	1,095	14,958
Optium Corp. (a) (c)	398	4,131
OSI Systems, Inc. (a) (c)	1,036	23,320
Packeteer, Inc. (a) (c)	2,441	18,552
Palm, Inc. (a) (c)	6,443	104,828
Parametric Technology Corp. (a) (c)	7,827	136,346
Park Electrochemical Corp. (c)	1,415	47,516
PDF Solutions, Inc. (a) (c)	1,479	14,613
Pegasystems, Inc. (c)	962	11,448
Pericom Semiconductor Corp. (a)	1,849	21,670
Perot Systems Corp. (a)	6,075	102,728
Plexus Corp. (a) (c)	3,214	88,064
PLX Technology, Inc. (a) (c)	1,759	18,997
PMC - Sierra, Inc. (a) (c)	14,533	121,932
Progress Software Corp. (a)	2,887	87,476
QAD, Inc. (c)	1,023	8,859
Quantum Corp. (a) (c)	14,100	47,940
Quest Software, Inc. (a)	4,708	80,789
Rackable Systems, Inc. (a) (c)	1,946	25,240
Radiant Systems, Inc. (a) (c)	1,838	29,096
Radisys Corp. (a) (c)	1,482	18,451
RealNetworks, Inc. (a) (c)	7,512	50,931
RF Micro Devices, Inc. (a) (c)	13,463	90,606
RightNow Technologies, Inc. (a) (c)	1,055	16,975
Rimage Corp. (a)	677	15,192
Safeguard Scientifics, Inc. (a) (c)	8,442	19,332
SAIC, Inc. (a) (c)	6,834	131,144
Sapient Corp. (a) (c)	5,727	38,428
SAVVIS, Inc. (a) (c)	1,815	70,386
Scansource, Inc. (a) (c)	1,802	50,654
Seachange International, Inc. (a) (c)	1,947	13,473
Secure Computing Corp. (a) (c)	3,743	36,419
Semtech Corp. (a)	5,078	103,997
SI International, Inc. (a)	859	24,542
Sigma Designs, Inc. (a) (c)	1,601	77,232
Silicon Graphics, Inc. (a) (c)	429	8,473
Silicon Image, Inc. (a) (c)	5,725	29,484
Silicon Storage Technology, Inc. (a) (c)	6,368	20,505
Sirenza Microdevices, Inc. (a) (c)	1,976	34,165
Sirf Technology Holdings, Inc. (a) (c)	3,607	77,009
Skyworks Solutions, Inc. (a) (c)	11,286	102,025
Smart Modular Technologies, Inc. (a) (c)	3,339	23,874
Smith Micro Software, Inc. (a) (c)	1,684	27,045
Solera Holdings, Inc. (a) (c)	1,737	31,249
SonicWALL, Inc. (a) (c)	4,531	39,556
Sonus Networks, Inc. (a) (c)	17,765	108,366
Sourcefire, Inc. (a) (c)	437	3,968
Sourceforge, Inc. (a) (c)	4,615	11,307
Spansion, Inc. (a) (c)	5,936	50,159
SPSS, Inc. (a) (c)	1,361	55,992
SRA International, Inc. - Class A (a) (c)	2,691	75,563
Standard Microsystems Corp. (a) (c)	1,558	59,858
Stanley, Inc. (a) (c)	408	11,240
Stec, Inc. (a) (c)	2,150	16,404
Stratasys, Inc. (a) (c)	1,424	39,245
Super Micro Computer, Inc. (a) (c)	613	5,983
Supertex, Inc. (a) (c)	843	33,619
Switch & Data Facilities Co., Inc. (a) (c)	876	14,270
Sybase, Inc. (a)	6,326	146,320
Sycamore Networks, Inc. (a) (c)	12,949	52,702
SYKES Enterprises, Inc. (a) (c)	2,059	34,200
Synaptics, Inc. (a) (c)	1,757	83,914
Synchronoss Technologies, Inc. (a)	1,227	51,608
Syniverse Holdings, Inc. (a)	1,662	26,426
SYNNEX Corp. (a)	877	18,031
Syntax Brillian Corp. (a) (c)	3,811	15,511
Syntel, Inc.	566	23,534
Taleo Corp. (a) (c)	958	24,343
Techtarget, Inc. (a)	514	8,687
Techwell, Inc. (a) (c)	995	10,567
Tekelec (a) (c)	4,061	49,138
Terremark Worldwide, Inc. (a) (c)	2,750	19,718
Tessera Technologies, Inc. (a) (c)	3,243	121,613
TIBCO Software, Inc. (a)	13,746	101,583
Trident Microsystems, Inc. (a) (c)	4,012	63,751
Triquint Semiconductor, Inc. (a) (c)	9,835	48,290
Trizetto Group (a) (c)	3,017	52,828
TTM Technologies, Inc. (a) (c)	2,936	33,970
Tyler Technologies, Inc. (a) (c)	2,752	36,739
Ultimate Software Group, Inc. (a) (c)	1,679	58,597
Unica Corp. (a) (c)	651	7,311
Universal Display Corp. (a) (c)	1,665	29,504
UTStarcom, Inc. (a) (c)	8,497	31,099
Varian, Inc. (a) (c)	2,171	138,097
VASCO Data Security International, Inc. (a) (c)	1,749	61,757
Veraz Networks, Inc. (a) (c)	604	4,240
Viasat, Inc. (a) (c)	1,557	48,002
Vignette Corp. (a) (c)	2,092	41,986
Visual Sciences, Inc. (a) (c)	1,229	17,747
Vocus, Inc. (a) (c)	860	25,146
Volterra Semiconductor Corp. (a) (c)	1,255	15,411
Vonage Holdings Corp. (a) (c)	2,203	2,269
Websense, Inc. (a) (c)	3,217	63,471
Wind River Systems, Inc. (a) (c)	5,302	62,405
Zoran Corp. (a) (c)	3,443	69,549
		12,774,300
Utilities - 3.9%
Alaska Communications Systems Group, Inc. (c)	2,946	42,570
Allete, Inc. (c)	1,765	79,001
American States Water Co.	1,182	46,098
Aquila, Inc. (a)	26,329	105,579
Atlantic Tele-Network, Inc. (c)	448	16,285
Avista Corp. (c)	3,653	74,339
Black Hills Corp. (c)	2,604	106,816
California Water Service Group (c)	1,344	51,731
Centennial Communications Corp. (a) (c)	1,605	16,243
Central Vermont Public Service Corp. (c)	681	24,884
CH Energy Group, Inc. (c)	1,108	52,962
Cincinnati Bell, Inc. (a) (c)	17,385	85,882
Cleco Corp. (c)	3,974	100,423
Consolidated Communications Holdings, Inc.	1,517	29,748
Consolidated Water Co, Inc. (c)	947	28,429
Dobson Communications Corp. (a) (c)	10,446	133,604
El Paso Electric Co. (a) (c)	3,021	69,876
The Empire District Electric Co. (c)	2,106	47,575
EnergySouth, Inc. (c)	484	24,403
Fairpoint Communications, Inc. (c)	1,934	36,475
FiberTower Corp. (a) (c)	8,313	31,922
General Communication (a) (c)	3,756	45,598
Global Crossing Ltd. (a) (c)	1,616	34,065
Globalstar, Inc. (a) (c)	1,335	9,786
Golden Telecom, Inc. (c)	1,035	83,307
Hungarian Telephone & Cable Corp. (a) (c)	239	4,699
Ibasis, Inc. (a) (c)	2,191	23,553
ICO Global Communications (Holding) Ltd. (a) (c)	6,798	23,657
Idacorp, Inc. (c)	3,006	98,416
IDT Corp. (c)	3,504	29,329
Iowa Telecommunications Services, Inc. (c)	2,209	43,849
iPCS, Inc. (a) (c)	1,173	40,339
ITC Holdings Corp. (c)	2,799	138,690
The Laclede Group, Inc. (c)	1,500	48,420
Mediacom Communications Corp. (a) (c)	3,848	27,128
MGE Energy, Inc. (c)	1,438	48,087
New Jersey Resources Corp.	1,969	97,643
Nicor, Inc. (c)	3,118	133,762
North Pittsburgh Systems, Inc.	1,057	25,114
Northwest Natural Gas Co. (c)	1,940	88,658
Northwestern Corp. (c)	2,495	67,789
Ntelos Holdings Corp. (a) (c)	1,841	54,236
Otter Tail Corp. (c)	2,073	73,902
Paetec Holding Corp. (a) (c)	4,100	51,127
Piedmont Natural Gas Co. (c)	4,918	123,393
Pike Electric Corp. (a)	1,050	19,698
PNM Resources, Inc. (c)	5,333	124,152
Portland General Electric Co.	1,889	52,514
Premiere Global Services, Inc. (a) (c)	5,000	63,250
RCN Corp. (c)	2,047	25,178
Rural Cellular Corp. (a)	806	35,061
SEMCO Energy, Inc. (a) (c)	2,354	18,573
Shenandoah Telecom Co. (c)	1,560	33,946
SJW Corp. (c)	1,057	36,086
South Jersey Industries, Inc. (c)	2,050	71,340
Southwest Gas Corp. (c)	2,815	79,636
Southwest Water Co. (c)	1,595	20,145
SureWest Communications (c)	1,029	25,735
Time Warner Telecom, Inc. (a) (c)	9,498	208,671
UIL Holdings Corp.	1,725	54,338
Unisource Energy Corp. (c)	2,465	73,679
USA Mobility, Inc. (c)	1,531	25,828
Westar Energy, Inc. (c)	6,123	150,381
WGL Holdings, Inc. (c)	3,427	116,141
		3,853,744
TOTAL COMMON STOCKS (Cost $77,756,065)		91,898,237

UNIT INVESTMENT TRUSTS - 1.0%
iShares Russell 2000 Index Fund (c)	12,700	1,016,508
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,090,907)		1,016,508
	Principal
	Amount	Value
SHORT TERM INVESTMENTS (e) - 5.4%
U.S. Treasury Bills - 2.0%
4.010%, 12/13/2007	$2,000,000	$1,985,206

	Shares	Value
Money Markets - 3.4%
Northern Institutional Diversified Assets Portfolio	3,276,708	$3,276,708
TOTAL SHORT TERM INVESTMENTS (Cost $5,260,608)		5,261,914
Total Investments (Cost $84,107,580) (b) - 100.2%		98,176,659
Northern Institutional Liquid Assets Portfolio (d) - 51.9%		50,906,466
Liabilities in Excess of Other Assets - (52.1)%		(51,065,456)
TOTAL NET ASSETS - 100.0%		$98,017,669

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $84,297,103 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $23,458,175 and $(9,578,619) respectively, with a net appreciation / (depreciation) of $13,879,556.
(c) All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $48,999,245, $50,906,466, and $108,265, respectively.
(e)	Securities and other assets with an aggregate value of $5,123,160 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of September 30, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Russell 2000 Index (12/07)	2	$27,884
Russell 2000 Index Mini (12/07)	53	$116,672

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit EAFE International Index Portfolio

	Shares	Value
COMMON STOCKS - 91.7%
Australia - 5.8%
A.B.C. Learning Centres Ltd.	1,929	$11,246
AGL Energy Ltd. (a)	2,237	31,502
Alumina Ltd.	4,361	27,630
Amcor Ltd.	3,771	24,695
AMP Ltd.	7,344	68,686
Apa Group	683	2,267
Aristocrat Leisure Ltd.	1,374	16,947
Australia & New Zealand Banking Group Ltd.	6,999	184,454
Australian Stock Exchange Ltd.	814	38,824
AXA Asia Pacifica Holdings Ltd.	4,454	30,828
Babcock & Brown Ltd (a)	1,018	24,814
BHP Billiton Ltd.	13,606	537,865
Billabong International Ltd.	1,159	15,406
BlueScope Steel Ltd.	3,285	31,336
Boral Ltd.	3,031	19,338
Brambles Ltd. (a)	6,967	91,249
Caltex Australia Ltd.	822	17,170
Centro Properties Group	3,824	25,008
Coca-Cola Amatil Ltd.	2,928	23,383
Cochlear Ltd	341	23,590
Coles Myer Ltd.	4,994	68,244
Commonwealth Bank of Australia	4,984	249,388
Computershare Ltd.	2,401	19,793
CSL Ltd.	752	71,600
CSR Ltd.	6,078	16,773
DB REEF Trust (a)	16,962	30,253
Downer EDI Ltd.	1,898	10,543
Fortescue Metals G (a)	552	23,359
Foster's Group Ltd.	8,534	49,449
Goodman Fielder Ltd. (a)	5,749	13,162
GPT Group	9,795	44,327
Insurance Australia Group Ltd.	8,268	38,517
John Fairfax Holdings Ltd.	5,806	24,317
Leighton Holdings Ltd.	600	27,419
Lend Lease Corp. Ltd.	1,809	30,339
Macquarie Airports Management Ltd.	3,297	12,726
Macquarie Bank Ltd.	981	73,469
Macquarie Goodman Group (a)	5,894	36,140
Macquarie Infrastructure Group	11,788	32,635
Mirvac Group	4,696	22,710
Multiplex Group	2,727	12,123
National Australia Bank Ltd.	6,359	224,070
Newcrest Mining Ltd.	1,479	36,747
OneSteel Ltd.	3,071	18,803
Orica Ltd.	1,371	36,618
Origin Energy Ltd.	4,270	39,027
Paladin Resources Ltd. (a)	2,285	15,694
Publishing & Broadcasting Ltd	2,093	36,587
Qantas Airways Ltd.	4,822	23,876
QBE Insurance Group Ltd.	3,172	95,136
Rio Tinto Ltd.	1,113	106,880
Santos Ltd.	2,842	37,954
Sonic Healthcare Ltd.	1,782	24,668
Stockland	6,216	49,642
Suncorp-Metway Ltd.	4,071	73,332
Symbion Health Ltd.	3,297	12,200
TABCORP Holdings Ltd.	2,745	36,902
Tattersall's Ltd (a)	4,259	15,004
Telstra Corp.	2,574	9,958
Toll Holdings Ltd.	2,263	26,326
Transurban Group	4,168	26,999
Wesfarmers Ltd.	1,563	58,251
Westfield Group (a)	6,958	133,980
Westpac Banking Corp.	7,148	180,769
Woodside Petroleum Ltd.	1,915	85,304
Woolworths Ltd.	4,983	131,368
WorleyParsons Ltd.	666	25,063
Zinifex Ltd. (a)	1,819	28,602
		3,743,284
Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	812	61,888
Immoeast Immobilie Anlagen AG (a)	2,069	22,540
IMMOFINANZ Immobilien Anlagen AG (a)	3,577	44,630
Oesterreischeische Elektrizitaetswirtschafts AG	452	26,052
OMV AG	784	52,353
Raiffeisen International Bank-Holding AG (a)	143	20,901
Telekom Austria AG	1,827	47,805
Voestalpine AG	499	43,120
Wienerberger AG	395	24,704
		343,993
Belgium - 1.0%
AGFA-Gevaert NV	684	13,167
Belgacom SA (a)	775	35,960
Delhaize Group	356	34,113
Dexia	2,161	65,450
Fortis	5,064	149,113
Groupe Bruxelles Lambert SA	375	45,484
Inbev	722	65,437
KBC Groep NV	750	103,181
Mobistar SA	140	12,248
Solvay SA	263	38,166
UCB SA	485	28,618
Umicore	110	26,289
		617,226
Denmark - 0.8%
Carlsberg A/G	197	26,905
Danisco A/S	388	30,169
Danske Bank A/S	1,986	80,631
Dsv A/S (a)	1,220	28,762
FLSmidth & Co A/S	230	24,461
GN Store Nord A/S	1,065	10,797
Jyske Bank A/S (a)	326	25,348
Nkt Holding	177	19,840
Novo-Nordisk A/S - Class B	988	119,250
Novozymes A/S	259	32,549
Sydbank A/S (a)	485	21,106
Topdanmark A/S (a)	133	21,879
Vestas Wind Systems A/S (a)	800	63,199
		504,896
Finland - 1.8%
Amer Sports Oyj	731	16,938
Cargotec Corp. - B Shares (a)	185	9,091
Elisa Corporation	844	26,236
Fortum Oyj	1,844	67,682
Kesko Oyj - B Shares	349	23,186
Kone Oyj (a)	370	26,987
Konecranes Oyj	272	10,941
Metso Oyj	595	40,979
Neste Oil Oyj (a)	617	22,585
Nokia Oyj	17,574	668,087
Nokian Renkaat Oyj (a)	496	19,422
Orion Oyj (a)	470	11,943
Outokumpu Oyj	492	17,672
Rautaruukki Oyj	362	21,933
Sampo Oyj	1,950	59,532
Stora Enso Oyj	2,434	47,410
Tietoenator Oyj	362	8,125
UPM-Kymmene Oyj	2,324	56,204
Wartsila Oyj - B Shares	257	17,609
YIT Oyj (a)	721	21,426
		1,193,988
France - 8.8%
Accor SA	799	70,935
Adp (a)	155	17,859
Air France-KLM	506	18,594
Air Liquide	1,011	135,311
Alcatel SA	9,182	94,270
Alstom (a)	435	88,434
Atos Origin SA (a)	281	16,348
Axa	6,386	285,749
BNP Paribas SA	3,533	386,605
Bouygues SA	902	77,802
Business Objects SA (a)	454	20,263
Cap Gemini SA	598	36,854
Carrefour SA	2,606	182,568
Casino Guichard Perrachon SA	227	23,804
CNP Assurances	234	29,934
Compagnie de Saint-Gobain	1,388	144,858
Compagnie Generale des Etablissements Michelin - B Shares	608	81,738
Credit Agricole SA	2,723	105,031
Dassault Systemes SA	288	18,899
Essilor International SA	994	62,365
France Telecom SA	7,035	235,640
Gaz de France (a)	721	37,464
Groupe Danone (a)	1,887	148,530
Hermes International	304	34,211
Imerys SA	173	15,791
Klepierre	390	22,373
Lafarge SA	591	91,563
Lagardere S.C.A.	614	52,260
L'Oreal SA	1,054	138,271
LVMH Moet Hennessy Louis Vuitton SA	1,024	122,756
Neopost SA	156	22,004
Pernod-Ricard SA	410	89,467
Peugeot SA	725	59,837
PPR SA	340	63,967
Publicis Groupe	684	28,129
Renault SA	788	114,185
Safran SA	920	22,210
Sanofi-Aventis	4,316	365,447
Schneider Electric SA	944	119,264
Scor Regroupe (a)	429	11,494
SCOR SA	3,865	11,188
Societe Generale	1,534	257,413
Societe Television Francaise 1	675	18,143
Sodexho Alliance SA	418	28,908
Suez SA	4,153	244,576
Technip SA	427	38,177
Thales SA	381	22,334
Thomson	1,257	19,143
Total SA (a)	8,955	728,107
Unibail	221	56,878
Valeo SA	327	18,194
Vallourec SA	197	56,744
Veolia Environnement	1,463	125,983
Vinci Sa (a)	1,659	129,613
Vivendi Universal SA	4,828	203,780
Zodiac SA	225	16,119
		5,668,384
Germany - 7.7%
Adidas AG	971	63,691
Allianz AG	1,811	423,124
BASF AG	1,974	273,037
Bayer AG	3,004	239,107
Beiersdorf AG	408	30,555
Bilfinger Berger AG	192	15,006
Celesio AG	473	29,852
Commerzbank AG	2,678	108,412
Continental AG	593	82,005
Daimler AG	3,915	394,353
Deutsche Bank AG	2,164	278,889
Deutsche Boerse AG	885	120,517
Deutsche Lufthansa AG	1,067	30,688
Deutsche Post AG	3,254	94,656
Deutsche Postbank AG (a)	409	30,030
Deutsche Telekom AG	12,196	239,645
E.ON AG	2,626	485,515
Fresenius Medical Care AG	2,569	136,529
Heidelberger Druckmaschien AG	243	10,631
Henkel Kgaa	304	14,396
Hochtief AG	156	18,924
Hypo Real Estate Holding AG	626	35,599
Infineon Technologies AG (a)	3,124	53,857
IVG Immobilien AG	454	16,922
Karstadt Quelle AG (a)	347	11,618
Linde AG	453	56,256
MAN AG	485	70,576
Merck KGaA	301	36,311
Metro AG	703	63,494
Muenchener Rueckversicherungs AG	889	170,843
Premiere AG (a)	503	10,859
Puma AG Rudolf Dassler Sport	60	25,783
Rheinmetall AG	186	14,776
RWE AG	2,047	257,448
Salzgitter AG	180	35,354
SAP AG	3,564	208,619
Siemens AG	3,599	494,825
Solarworld AG	378	21,760
ThyssenKrupp AG	1,464	93,231
TUI AG	905	24,313
Volkswagen AG	691	156,174
Wincor Nixdorf AG (a)	189	15,631
		4,993,811
Greece - 0.7%
Alpha Bank AE	1,833	63,880
Coca-Cola Hellenic Bottling Co. SA	525	30,319
EFG Eurobank Ergasias SA	1,365	47,999
Hellenic Telecommunications Organization SA (a)	1,554	57,614
National Bank of Greece SA	1,670	106,445
OPAP SA	988	38,320
Piraeus Bank SA	1,273	45,490
Public Power Corp.	618	24,498
Titan Cement Co SA	404	20,877
		435,442
Hong Kong - 1.9%
Bank of East Asia Ltd.	7,178	40,258
BOC Hong Kong Holdings Ltd.	17,090	43,308
Cathay Pacific Airways Ltd.	9,299	25,419
Cheung Kong Holdings Ltd.	6,661	109,848
CLP Holdings Ltd.	6,060	41,939
Esprit Holdings Ltd.	4,595	72,999
Foxconn International Holdings Ltd (a)	8,549	23,424
Hang Lung Properties Ltd.	9,698	43,414
Henderson Land Development Co. Ltd.	4,910	38,938
Hong Kong & China Gas Co. Ltd.	19,543	45,502
Hong Kong Exchanges and Clearing Ltd.	4,186	127,941
HongKong Electric Holdings Ltd.	8,104	42,116
Hopewell Holdings Ltd.	4,409	21,042
Hutchison Whampoa Ltd.	8,868	94,853
Kerry Properties Ltd.	2,851	21,895
Kingboard Chemical Holdings Ltd.	2,599	16,549
Li & Fung Ltd.	10,089	42,828
Link REIT (a)	10,514	23,127
New World Development Co. Ltd.	10,968	30,334
Orient Overseas International Ltd.	1,169	11,120
PCCW Ltd.	28,234	18,668
Shangri-La Asia Ltd.	7,002	23,599
Sino Land Co.	8,296	20,639
Sun Hung Kai Properties Ltd.	5,929	99,912
Swire Pacific Ltd. - Class A	4,228	51,260
Tencent Holdings Ltd	4,228	27,302
Tingyi(cayman Isl)	10,237	15,987
Wharf Holdings Ltd.	7,099	34,884
		1,209,105
Ireland (Republic of) - 0.8%
Allied Irish Banks Plc	3,734	90,516
Bank of Ireland	4,259	78,950
C&C Group Plc (a)	1,559	12,894
CRH Plc	2,252	89,433
Depfa Bank Plc (a)	1,619	33,521
Elan Corp. Plc (a)	1,972	41,448
Experian Group Ltd. (a)	4,458	47,156
Grafton Group Plc (a)	1,610	18,031
Irish Life & Permanent Plc	1,379	30,577
Kerry Group Plc	846	25,092
Kingspan Group	638	14,010
Ryanair Holdings Plc (a)	1,766	12,591
		494,219
Italy - 3.5%
Alleanza Assicurazioni SpA	2,638	35,115
Assicurazioni Generali SpA	4,438	195,292
Autostrade SpA	1,241	41,922
Banca Intesa SpA	35,740	275,966
Banca Monte dei Paschi di Siena SpA	5,179	31,774
Banca Popolare di Milano Scrl	2,396	35,396
Banche Popolari Unite Scrl	2,870	77,143
Banco Popolare (a)	1,842	41,264
Capitalia SpA	7,548	72,112
Enel SpA	18,681	211,506
ENI SpA	10,954	405,958
Fiat SpA	3,032	91,701
Finmeccanica SpA (a)	1,312	38,221
Fondiaria - Sai SpA	365	17,139
Lottomatica SpA (a)	561	20,279
Luxottica Group SpA	625	21,273
Mediaset SpA	3,872	39,974
Mediobanca SpA	2,311	50,551
Parmalat Spa (a)	6,707	23,814
Pirelli & Co.	14,835	17,875
Seat-Pagine Gialle SpA	29,670	16,542
Telecom Italia SpA - RNC	25,705	61,982
Telecom Italia SpA	46,011	139,911
Unicredito Italiano SpA	32,810	280,711
		2,243,421
Japan - 18.8%
The 77 Bank Ltd.	2,731	18,379
Acom Co. Ltd.	323	7,199
Advantest Corp.	659	20,539
Aeon Co. Ltd.	2,890	40,835
Aiful Corp.	422	6,613
Aisin Seiki Co. Ltd.	825	32,967
Ajinomoto Co., Inc.	3,118	39,089
Alfresa Holdings	170	10,848
Amada Co. Ltd.	1,839	20,557
Asahi Breweries Ltd.	1,881	28,658
Asahi Glass Co. Ltd.	3,963	53,305
Asahi Kasei Corp.	5,394	43,578
Asics Corp.	987	15,278
Astellas Pharma, Inc.	2,292	109,946
The Bank of Kyoto Ltd.	1,540	18,676
The Bank of Yokohama Ltd.	4,973	34,332
Benesse Corp.	414	15,859
Bridgestone Corp.	2,472	54,663
Canon, Inc.	4,236	231,226
Casio Computer Co. Ltd.	1,114	15,963
Central Japan Railway Co.	7	74,348
The Chiba Bank Ltd.	3,432	26,532
Chiyoda Corp.	600	10,813
Chubu Electric Power Co., Inc.	2,812	72,831
Chugai Pharmaceutical Co. Ltd.	1,248	20,611
Citizen Watch Co. Ltd.	1,920	19,323
Credit Saison Co. Ltd.	899	23,167
CSK Holdings Corp.	334	13,056
Dai Nippon Printing Co. Ltd.	2,864	40,941
Daido Steel Co.	1,682	14,336
Daiichi Sankyo Co. Ltd. (a)	2,843	85,390
Daikin Industries Ltd.	978	47,084
Daito Trust Construction Co. Ltd.	368	17,749
Daiwa House Industry Co. Ltd.	2,483	32,403
Daiwa Securities Group, Inc.	5,835	55,574
Denso Corp.	2,033	76,637
Dentsu, Inc.	8	22,705
Dowa Mining Co.	1,698	21,509
East Japan Railway Co.	16	126,200
Eisai Co. Ltd.	1,095	51,764
Electric Power Development Co. Ltd. (a)	745	28,992
Elpida Memory, Inc. (a)	382	14,034
Fanuc Ltd.	737	75,134
Fast Retailing Co. Ltd.	249	14,372
Fuji Electric Holdings Co. Ltd.	3,529	15,730
FUJIFILM Holdings Corp.	1,982	91,624
Fujikura Ltd.	1,599	10,120
Fujitsu Ltd.	7,907	55,896
The Furukawa Electric Co.	3,109	15,211
The Gunma Bank Ltd.	2,668	17,792
Hachijuni Bank	3,274	23,572
Hankyu Hanshin Holdings, Inc.	5,474	27,974
Haseko Corp. (a)	3,903	9,344
Hirose Electric Co. Ltd.	181	22,013
Hiroshima Bank	3,194	17,435
Hitachi Construction Machinery Co. Ltd.	488	19,500
Hitachi Ltd.	14,487	96,483
Hokkaido Electric Power Co., Inc.	1,627	35,199
Hokuhoku Financial Group, Inc.	5,436	15,381
Honda Motor Co. Ltd.	6,418	215,675
Hoya Corp.	1,779	60,712
Ibiden Co. Ltd.	566	47,649
Idemitsu Kosan Co Ltd (a)	105	11,820
Isetan Co. Ltd.	1,172	15,805
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,291	19,771
Itochu Corp.	6,374	77,410
J Front Retailing Co Ltd (a)	2,338	23,000
Japan Real Estate Investment Corp.	3	36,042
Japan Retail Fund Investment Corp.	3	26,118
Japan Steel Works Ltd.	1,590	26,397
Japan Tobacco, Inc.	19	104,375
JFE Holdings, Inc.	2,385	169,015
JGC Corp.	905	17,452
The Joyo Bank Ltd.	3,845	21,457
JS Group Corp.	1,182	20,560
JSR Corp.	749	18,356
JTEKT Corp.	963	16,977
Kajima Corp.	4,138	14,230
Kaneka Corp.	2,091	17,585
The Kansai Electric Power Co. Inc.	3,320	75,872
Kao Corp.	2,208	65,933
Kawasaki Heavy Industries Ltd.	5,597	21,927
Kawasaki Kisen Kaisha Ltd.	2,454	36,041
KDDI Corp.	11	81,591
Keio Corp.	4,420	27,552
Keyence Corp.	163	36,186
Kintetsu Corp.	10,060	31,266
Kirin Brewery Co. Ltd.	3,607	47,731
Kobe Steel Ltd.	10,473	39,115
Komatsu Ltd.	3,560	119,633
Konami Corp.	504	13,734
Konica Minolta Holdings, Inc.	1,959	33,206
Kubota Corp.	5,030	41,426
Kuraray Co. Ltd.	2,019	25,575
Kurita Water Industries Ltd.	572	19,421
Kyocera Corp.	677	63,477
Kyowa Hakko Kogyo Co. Ltd.	2,496	25,706
Kyushu Electric Power Co., Inc.	1,857	49,147
LEOPALACE21 Corp.	523	17,165
Makita Corp.	522	22,904
Marubeni Corp.	6,938	63,663
Marui Co. Ltd.	1,942	21,438
Matsushita Electric Industrial Co. Ltd.	8,555	160,502
Matsushita Electric Works Ltd.	1,816	21,897
Mediceo Paltac Holdings Co. Ltd.	782	11,955
Millea Holdings, Inc.	3,468	139,487
Mitsubishi Chemical Holdings (a)	4,679	40,735
Mitsubishi Electric Corp.	8,174	102,473
Mitsubishi Estate Co. Ltd.	4,884	139,889
Mitsubishi Gas Chemical Co. Ltd.	2,081	19,295
Mitsubishi Heavy Industries Ltd.	12,529	81,916
Mitsubishi Materials Corp.	5,343	33,212
Mitsubishi Rayon Co. Ltd.	3,202	22,691
Mitsubishi UFJ Financial Group, Inc.	39	342,924
Mitsubishi UFJ Securities Co. Ltd.	1,553	13,655
Mitsubishi Corp.	5,278	167,257
Mitsui & Co. Ltd.	6,139	149,113
Mitsui Chemicals, Inc.	3,096	30,754
Mitsui Engineering & Shipbuilding Co.	3,143	17,813
Mitsui Fudosan Co. Ltd.	3,487	96,840
Mitsui Mining & Smelting Co. Ltd.	3,685	15,880
Mitsui OSK Lines Ltd.	4,461	72,275
Mitsui Sumitomo Insurance Co. Ltd.	5,172	60,741
Mitsui Trust Holdings, Inc.	2,625	20,476
Mitsukoshi Ltd.	2,391	10,845
Mitsumi Electric	412	16,822
Mizuho Financial Group, Inc.	43	245,201
Murata Manufacturing Co. Ltd.	905	65,237
Namco Bandai Holdings, Inc. (a)	1,121	16,298
NEC Corp.	9,207	44,726
NGK Insulators Ltd.	1,232	39,685
NGK Spark Plug Co. Ltd.	1,022	15,882
Nidec Corp.	504	35,234
Nikko Cordial Corp.	1,752	22,010
Nikon Corp.	1,224	42,091
Nintendo Co. Ltd.	382	198,873
Nippon Building Fund, Inc.	3	43,616
Nippon Electric Glass Co. Ltd.	1,376	22,162
Nippon Express Co. Ltd.	4,175	20,754
Nippon Meat Packers, Inc.	978	10,864
Nippon Mining Holdings, Inc.	3,705	37,223
Nippon Oil Corp.	5,263	48,889
Nippon Paper Group, Inc.	5	15,453
Nippon Sheet Glass Co. Ltd.	2,565	15,676
Nippon Steel Corp.	23,833	171,592
Nippon Telegraph & Telephone Corp.	22	102,851
Nippon Yusen Kabushiki Kaisha	5,096	49,778
The Nishi-Nippon City Bank Ltd.	3,120	8,773
Nissan Motor Co. Ltd.	9,881	99,012
Nisshin Steel Co.	3,830	17,272
Nisshinbo Industries, Inc.	1,214	16,879
Nissin Food Products Co. Ltd.	696	24,843
Nitto Denko Corp.	822	38,214
NOK Corp.	570	12,207
Nomura Holdings, Inc.	7,211	120,911
Nomura Research Institute Ltd.	612	20,832
NSK Ltd.	2,253	19,771
NTN Corp.	1,985	17,713
NTT Data Corp.	6	26,744
NTT DoCoMo, Inc.	68	97,088
Obayashi Corp.	3,206	14,849
Odakyu Electric Railway Co. Ltd.	4,759	30,701
OJI Paper Co. Ltd.	4,802	23,244
Okuma Corporation	725	10,579
Olympus Corp.	1,074	44,132
Omron Corp.	1,068	28,266
ORIX Corp.	391	89,185
Osaka Gas Co. Ltd.	9,592	33,653
Pioneer Corp.	1,289	15,812
Promise Co. Ltd.	368	8,971
Rakuten, Inc.	35	13,727
Resona Holdings, Inc.	20	34,301
Ricoh Co. Ltd.	2,785	58,917
Rohm Co. Ltd.	470	41,531
Sankyo Co. Ltd.	399	16,152
Sanyo Electric Co. Ltd. (a)	7,160	11,781
Sapporo Hokuyo Hld	2	19,849
SBI Holdings, Inc.	36	9,449
Secom Co. Ltd.	995	47,903
Sega Sammy Holdings, Inc. (a)	1,024	13,640
Seiko Epson Corp.	595	14,737
Sekisui Chemical Co. Ltd.	2,219	16,285
Sekisui House Ltd.	2,190	27,569
Seven & I Holdings Co. Ltd.	3,568	91,790
Sharp Corp.	4,259	77,308
Shimamura Co. Ltd.	169	15,816
Shimizu Corp.	3,013	16,394
Shin-Etsu Chemical Co. Ltd.	1,614	111,567
Shinko Securities Co. Ltd.	3,399	15,743
Shinsei Bank Ltd.	7,168	22,590
Shionogi & Co. Ltd.	1,456	22,449
Shiseido Co. Ltd.	1,658	36,808
The Shizuoka Bank Ltd.	2,897	28,147
Showa Denko KK	6,325	23,953
SMC Corp.	265	36,290
Softbank Corp.	3,131	57,787
Sojitz Corp. (a)	3,765	16,389
Sompo Japan Insurance, Inc.	3,861	44,302
Sony Corp.	4,200	203,665
Stanley Electric Co. Ltd.	807	19,461
Sumco Corp. (a)	452	18,416
Sumitomo Chemical Co. Ltd.	6,916	59,307
Sumitomo Electric Industries Ltd.	3,093	49,277
Sumitomo Heavy Industries Ltd.	2,466	31,752
Sumitomo Metal Industries Ltd.	16,450	95,952
Sumitomo Metal Mining Co. Ltd.	2,400	58,295
Sumitomo Mitsui Financial Group, Inc.	28	218,169
Sumitomo Realty & Development Co. Ltd.	1,566	55,079
Sumitomo Titanium Corp.	61	5,316
The Sumitomo Trust & Banking Co. Ltd.	5,408	40,914
Sumitomo Corp.	4,701	90,856
Suruga Bank Ltd.	1,393	17,015
Suzuken Co. Ltd.	378	12,735
T&D Holdings, Inc.	883	54,349
Taiheiyo Cement Corp.	3,951	15,031
Taisei Corp.	5,133	14,881
Taiyo Yuden Co Ltd	527	10,438
Takashimaya Co. Ltd.	1,486	16,495
Takeda Pharmaceutical Co. Ltd.	3,593	252,744
Takefuji Corp.	510	10,123
Tanabe Seiyaku Co. Ltd.	1,438	18,153
TDK Corp.	557	48,880
Teijin Ltd.	4,283	20,918
Terumo Corp.	753	38,022
THK Co. Ltd.	684	14,440
Tobu Railway Co. Ltd.	5,245	24,658
Tohoku Electric Power Co., Inc.	2,153	46,016
Tokuyama Corp.	875	13,278
The Tokyo Electric Power Co., Inc.	4,802	121,236
Tokyo Electron Ltd.	708	44,872
Tokyo Gas Co. Ltd.	9,953	46,358
Tokyo Tatemono Co. Ltd.	1,331	16,976
Tokyu Land Corp.	2,130	21,381
Tokyu Corp.	5,218	34,070
TonenGeneral Sekiyu KK	2,290	23,027
Toppan Printing Co. Ltd.	2,844	29,290
Toray Industries, Inc.	5,475	43,470
Toshiba Corp.	12,824	119,794
Tosoh Corp.	2,110	13,685
Toyo Seikan Kaisha Ltd.	926	17,453
Toyota Industries Corp.	759	32,708
Toyota Motor Corp.	11,284	666,047
Toyota Tsusho Corp.	984	26,128
Trend Micro, Inc.	509	22,024
Ube Industries Ltd.	5,683	20,137
UNY Co. Ltd.	1,482	12,915
West Japan Railway Co.	9	42,937
Yahoo Japan Corp.	73	27,645
Yakult Honsha Co.	496	11,292
Yamada Denki Co. Ltd.	395	39,099
Yamaha Motor Co.	1,057	26,962
Yamaha Corp.	857	19,212
Yamato Holdings Co. Ltd.	2,105	31,575
Yaskawa Electric Corp.	1,020	12,707
Yokogawa Electric Corp.	1,290	15,700
		12,147,106
Netherlands - 5.0%
ABN AMRO Holding NV	7,573	399,011
Aegon NV	6,099	116,798
Akzo Nobel NV	1,103	90,909
Arcelormittal (a)	3,702	292,184
ASML Holding NV (a)	1,878	62,262
Buhrmann NV	821	8,944
Corio NV	289	24,685
European Aeronautic Defense and Space Co.	1,443	44,363
Fugro NV (a)	281	22,811
Hagemeyer NV (a)	2,698	12,465
Heineken NV	1,011	66,344
ING Groep NV	7,667	340,335
James Hardie Industries NV	2,276	14,400
Koninklijke Ahold NV (a)	5,354	80,920
Koninklijke DSM NV (a)	712	38,428
Koninklijke Philips Electronics NV	4,703	212,252
Qiagen NV (a)	642	12,395
Randstad Holding NV	223	12,055
Reed Elsevier NV	3,400	64,578
Rodamco Europe NV	275	38,323
Royal Dutch Shell Plc - Class A	15,196	627,104
Royal KPN NV	8,178	141,919
Royal Numico NV (a)	703	54,533
SBM Offshore NV (a)	637	25,042
STMicroelectronics NV	2,727	45,846
TNT NV	1,869	78,353
Unilever NV (a)	7,147	220,640
Vedior NV	785	17,272
Wereldhave NV	169	20,351
Wolters Kluwer NV	1,349	40,049
		3,225,571
New Zealand - 0.1%
Asciano Group (a)	2,523	20,082
Fletcher Building Ltd.	2,396	23,041
Telecom Corporation of New Zealand Ltd.	10,315	34,940
		78,063
Norway - 1.0%
Acergy SA	782	23,244
Aker Kvearner ASA	689	21,950
DNB NOR ASA	3,169	48,611
Frontline Ltd.	260	12,780
Norsk Hydro ASA	2,921	127,053
Norske Skogindustrier ASA	1,190	12,736
Orkla ASA-A Shares	3,548	63,375
Pan Fish ASA (a)	11,221	14,278
Petroleum Geo - Services	679	19,584
Prosafe Asa (a)	1,117	19,932
Renewable Energy Corp As (a)	634	29,223
SeaDrill Ltd. (a)	1,059	23,817
Statoil ASA	2,758	94,001
Storebrand ASA	1,126	17,502
Tandberg ASA	513	12,346
Telenor ASA	3,626	72,638
TGS Nopec Geophysical Co. ASA (a)	578	11,847
Yara International ASA	756	23,909
		648,826
Portugal - 0.3%
Banco Comercial Portugues SA	8,808	36,549
Bco Espirito Santo	1,050	23,806
Electricidade de Portugal SA	8,457	49,443
Portugal Telecom SGPS SA	3,811	53,419
Sonae SGPS, SA	4,124	10,702
		173,919
Singapore - 1.0%
CapitaLand Ltd.	6,694	36,726
City Developments Ltd.	2,550	27,809
Comfortdelgro Corp.	11,990	15,658
DBS Group Holdings Ltd.	4,926	71,627
Fraser And Neave Ltd (a)	6,308	24,204
Keppel Corp Ltd (a)	5,112	49,554
Keppel Land Ltd	1,975	11,035
Oversea-Chinese Banking Corp. Ltd. (a)	12,476	74,747
SembCorp Industries Ltd. (a)	4,571	19,847
Singapore Airlines Ltd.	2,661	33,318
Singapore Exchange Ltd.	4,447	38,618
Singapore Press Holdings Ltd. (a)	13,480	39,201
Singapore Telecommunications Ltd.	31,259	84,592
United Overseas Bank Ltd.	5,464	81,289
United Overseas Land Ltd.	4,680	16,382
Venture Corp. Ltd.	1,772	19,682
		644,289
Spain - 3.9%
Abertis Infraestructuras SA	1,160	36,274
Acciona SA	127	34,535
Acerinox SA (a)	958	28,824
ACS, Actividades de Construccion y Servicios, SA (a)	938	51,763
Altadis SA	1,143	80,417
Antena 3 de Television SA (a)	571	10,536
Banco Bilbao Vizcaya Argentaria SA	14,918	349,715
Banco Popular Espanol SA (a)	4,091	70,294
Banco Santander Central Hispano SA	26,378	512,673
Cintra Concesiones de Infraestructuras de Transporte SA (a)	1,117	17,011
Ebro Puleva SA	1,089	22,330
Endesa SA	2,604	148,861
Fomento de Construcciones y Contratas SA	258	20,878
Gamesa Corporacion Tecnologica SA (a)	810	33,091
Gas Natural SDG SA	497	28,064
Gestevision Telecinco (a)	849	22,288
Grupo Ferrovial SA	303	25,643
Iberdrola SA	3,778	221,953
Iberia Lineas Aereas de Espana SA	3,446	16,805
Inditex SA	1,007	67,862
Indra Sistemas SA	963	26,049
Repsol YPF SA	3,316	118,447
Sacyr Vallehermoso SA	358	12,527
Sogecable Sa (a)	286	10,375
Telefonica SA	18,779	525,648
Union Fenosa SA	547	32,362
Zardoya-otis	604	18,750
		2,543,975
Sweden - 2.3%
Alfa Laval AB	381	24,507
Assa Abloy AB	1,622	33,665
Atlas Copco Ab-a Shs	4,597	79,540
Boliden Ab (a)	1,108	23,599
Electrolux AB	1,154	24,444
Eniro AB	947	11,536
Getinge AB	1,080	26,145
Hennes & Mauritz AB	1,992	126,276
Husqvarna AB - B Shares	1,198	15,477
Lundin Petroleum AB (a)	1,221	14,069
Modern Times Group MTG AB - Class B (a)	286	18,463
Nobia Ab (a)	925	8,900
Nordea Bank AB	8,526	148,581
OMX AB	386	16,742
Oriflame Cosmetics SA (a)	245	14,866
Sandvik Ab (a)	3,831	82,189
Scania Ab-b Shares	1,417	34,523
Securitas AB - Class B	1,529	20,168
Skandinaviska Enskilda Banken AB	2,003	65,118
Skanska AB	1,611	31,937
Skf AB - B shares	1,952	41,120
SSAB Svenskt Stal AB - Class A (a)	887	32,828
Svenska Cellulosa Ab Ser B Shs	2,444	45,606
Svenska Handelsbanken AB	2,219	68,869
Swedish Match AB	1,550	32,231
Tele2 AB - B Shares (a)	1,434	30,987
Telefonaktiebolaget LM Ericsson - Class B	59,089	236,572
TeliaSonera AB	9,449	85,412
Volvo AB - B Shares	6,287	109,514
		1,503,884
Switzerland - 6.2%
ABB Ltd.	8,543	224,976
Adecco SA	530	31,342
Ciba Specialty Chemicals AG	453	23,093
Clariant AG	1,071	13,164
Compagnie Financiere Richemont AG	2,212	146,580
Credit Suisse Group	4,615	306,411
Geberit AG (a)	169	22,108
Givaudan SA	36	33,271
Holcim Ltd.	821	90,686
Kuehne & Nagel Intl AG (a)	253	24,903
Logitech International SA (a)	636	18,934
Lonza Group AG	256	27,925
Nestle SA	1,708	767,261
Nobel Biocare Holding AG	112	30,327
Novartis AG	9,702	535,412
OC Oerlikon Corp. AG (a)	24	8,807
Phonak Holding AG	188	18,861
PSP Swiss Property AG (a)	527	27,974
Roche Holding AG	3,054	553,747
Schindler Holding AG (a)	260	16,414
SGS SA	25	28,559
Sulzer AG	21	30,122
Swatch Group AG	187	61,356
Swiss Life Hldg	156	40,466
Swiss Re	1,519	135,298
Swisscom AG	120	45,635
Syngenta AG	428	92,272
Synthes, Inc. (a)	294	32,904
UBS AG	8,596	462,194
Zurich Financial Services AG	596	178,787
		4,029,789
United Kingdom - 19.8%
3i Group	1,708	34,834
Aegis Group Plc	4,371	11,179
Aggreko	1,025	12,121
AMEC Plc	1,548	23,469
Amvescap Plc	3,154	42,687
Anglo American	5,782	389,096
ARM Holdings Plc	6,099	19,217
AstraZeneca Plc	6,378	319,579
Aviva Plc	10,784	162,391
BAE Systems Plc	13,988	141,237
Balfour Beatty Plc	1,962	19,048
Barclays Plc	27,631	336,653
Barratt Developments Plc	1,454	22,252
Berkeley Group Holdings (a)	329	9,653
BG Group Plc	14,267	246,949
BHP Billiton Plc	9,569	342,617
Biffa Plc	2,051	9,295
BP Plc	80,708	937,102
British Airways Plc (a)	2,727	21,383
British American Tobacco Plc	6,457	231,456
British Energy Group	4,279	46,794
British Land Co.	2,424	58,125
British Sky Broadcasting Group Plc	4,638	65,951
BT Group Plc	35,029	220,024
Bunzl Plc (a)	2,103	30,141
Burberry Group Plc	2,105	28,296
Cable & Wireless Plc	10,582	39,837
Cadbury Schweppes Plc	9,010	104,523
Capita Group Plc (a)	2,330	34,519
Carnival Plc	838	40,017
Carphone Warehouse	1,771	12,628
Cattles Plc	2,191	15,645
Centrica Plc	15,176	118,145
Charter Plc (a)	585	14,159
Close Brothers Group Plc	659	10,962
Cobham Plc (a)	5,557	22,057
Compass Group Plc	8,952	55,314
Cookson Group Plc (a)	819	12,785
Csr Plc (a)	751	9,888
Daily Mail & General Trust	1,496	19,283
De La Rue Plc (a)	701	10,469
Diageo Plc	11,398	250,459
DSG International Plc	8,922	24,643
Electrocomponents Plc	2,091	10,899
EMAP Plc (a)	1,388	24,962
Enterprise Inns Plc (a)	2,603	31,528
FirstGroup Plc	2,267	31,934
Friends Provident Plc	7,950	27,977
GKN Plc	2,899	20,997
GlaxoSmithKline Plc	24,331	645,661
Group 4 Securicor Plc (a)	5,531	22,859
Hammerson Plc	1,390	33,331
Hays Plc	6,885	18,735
HBOS Plc	15,818	295,964
Home Retail Group (a)	3,890	29,667
HSBC Holdings Plc	47,362	876,482
ICAP Plc	2,360	25,446
IMI Plc	1,953	21,358
Imperial Chemical Industries Plc	4,215	56,228
Imperial Tobacco Group Plc	2,780	127,465
Inchcape (a)	2,284	19,674
Intercontinental Hotels Gruop (a)	1,358	26,968
International Personal Finance (a)	607	2,447
International Power Plc	6,171	56,974
Intertek Group Plc	898	17,399
Invensys Plc (a)	2,977	18,897
Investec Plc (a)	1,794	18,793
ITV Plc	15,842	33,255
J Sainsbury Plc (a)	6,637	78,420
Johnson Matthey Plc	1,040	35,471
Kesa Electricals Plc	3,687	20,764
Kingfisher Plc	10,192	37,285
Ladbrokes Plc (a)	3,369	29,760
Land Securities Group Plc	2,232	76,811
Legal & General Group Plc	26,609	72,734
Liberty International Plc	1,270	29,648
Lloyds TSB Group Plc	23,134	256,776
LogicaCMG Plc	7,603	23,528
London Stock Exchange Group (a)	647	21,749
Man Group Plc	7,481	84,719
Marks & Spencer Group Plc	7,738	97,445
Meggitt Plc	3,717	24,127
MFI Furniture Group Plc (a)	4,183	9,414
Michael Page International Plc	1,641	13,850
Misys Plc	2,504	11,322
Mitchells & Butlers Plc (a)	1,684	21,052
Mondi Plc	1,589	15,113
National Express Group Plc	812	20,551
National Grid Plc	11,377	182,494
Next Plc	1,131	45,447
Old Mutual Plc	21,860	71,695
Pearson Plc	3,498	54,213
Persimmon Plc	1,215	23,964
Prudential Plc	10,033	154,264
Punch Taverns Plc	1,145	23,099
Reckitt Benckiser Plc	2,574	151,251
Reed Elsevier Plc	5,526	69,872
Rentokil Initial Plc (a)	8,841	30,190
Resolution Plc	2,759	38,526
Reuters Group Plc	5,206	68,489
Rexam Plc	2,947	33,253
Rio Tinto Plc	4,245	367,212
Rolls-Royce Group Plc (a)	7,495	80,124
Royal & Sun Alliance Insurance Group	13,940	44,065
Royal Bank of Scotland Group Plc	39,606	425,427
Royal Dutch Shell Plc - Class B	11,512	473,896
SABMiller Plc	3,709	105,633
Sage Group Plc	6,181	31,521
Scottish & Newcastle Plc	3,679	46,029
Scottish & Southern Energy Plc	3,652	112,901
Segro Plc (a)	2,507	25,622
Serco Group	1,980	16,812
Severn Trent Plc	1,208	34,849
Signet Group Plc	8,336	14,284
Smith & Nephew Plc	4,322	52,836
Stagecoach Holdings Plc (a)	2,290	10,647
Standard Life Plc (a)	9,384	55,391
Tate & Lyle Plc	2,612	21,510
Taylor Woodrow Plc	6,112	34,483
Tesco Plc	34,603	310,978
Tomkins Plc	4,497	20,909
Travis Perkins Plc	630	19,902
Trinity Mirror Plc	1,670	14,077
Tui Travel Plc (a)	2,787	14,370
Unilever Plc (a)	5,422	171,393
United Business Media Plc (a)	1,120	15,868
United Utilities Plc	3,846	55,082
Vodafone Group Plc	228,898	826,592
Whitbread Plc (a)	1,009	33,485
William Hill Plc	1,924	25,331
Wolseley Plc	3,055	51,660
WPP Group Plc	4,819	65,271
Xstrata Plc	2,612	173,364
Yell Group Plc	3,670	32,213
		12,783,815
TOTAL COMMON STOCKS (Cost $33,740,226)		59,227,006

UNIT INVESTMENT TRUSTS - 4.7%
iShares MSCI EAFE Index Fund	36,381	3,004,707
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,883,774)		3,004,707

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Henkel KGaA	2,199	113,166
Porsche AG	37	78,598
ProSiebenSat.1 Media AG	459	14,425
Volkswagen AG	472	64,949
		271,138
TOTAL PREFERRED STOCKS (Cost $178,781)		271,138

RIGHTS - 0.0%
Dowa Mining Co. Ltd.	1,805	1,142
Issued by Dowa Mining Co. Ltd, Exp. 1/29/2010, Strike $1.00 (a) (c)
Fortis Group - Rights	5,064	26,862
Issued by Fortis Group, Exp. 10/09/2007, Strike $15.00 (a)
Newcrest Mining Ltd Rights	518	1,704
Issued by Newcrest Mining Ltd, Exp. 10/17/2007, Strike $17.40 (a)
TOTAL RIGHTS (Cost $18,212)		29,708

SHORT TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
Northern Institutional Diversified Assets Portfolio	1,600,132	1,600,132
TOTAL SHORT TERM INVESTMENTS (Cost $1,600,132)		1,600,132
Total Investments (Cost $38,421,125) (b) - 99.3%		64,132,691
Other Assets in Excess of Liabilities - 0.7%		434,376
TOTAL NET ASSETS - 100.0%		$64,567,067

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $39,030,535 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $25,678,835 and $(576,665) respectively, with a net appreciation / (depreciation) of $25,102,170.
(c)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Lehman Aggregate Bond Index Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 27.5%
U.S. TREASURY NOTES & BONDS
U.S. Treasury Bonds
6.250%, 08/15/2023 (c)	$400,000	$459,531
5.500%, 08/15/2028 (c)	500,000	539,687
5.250%, 11/15/2028 (c)	1,100,000	1,152,938
5.250%, 02/15/2029 (c)	725,000	759,891
6.125%, 08/15/2029 (c)	200,000	233,312
		3,145,359
U.S. Treasury Notes
5.625%, 05/15/2008 (c)	300,000	302,672
3.125%, 10/15/2008 (c)	500,000	495,430
3.375%, 12/15/2008 (c)	196,000	194,576
5.500%, 05/15/2009 (c)	200,000	204,797
6.000%, 08/15/2009 (c)	750,000	777,363
6.500%, 02/15/2010 (c)	600,000	633,703
4.000%, 04/15/2010 (c)	250,000	250,020
5.750%, 08/15/2010 (c)	300,000	313,898
4.250%, 01/15/2011 (c)	950,000	955,863
4.750%, 01/31/2012 (c)	250,000	255,723
4.500%, 04/30/2012 (c)	200,000	202,453
4.875%, 06/30/2012 (c)	200,000	205,594
3.875%, 02/15/2013 (c)	1,500,000	1,475,038
3.625%, 05/15/2013 (c)	300,000	290,695
4.000%, 02/15/2014 (c)	500,000	490,703
4.000%, 02/15/2015 (c)	650,000	632,379
4.875%, 08/15/2016 (c)	750,000	767,579
4.625%, 02/15/2017 (c)	350,000	351,613
		8,800,099
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,861,497)		11,945,458

SOVEREIGN GOVERNMENT BONDS - 0.7%
Province of New Brunswick
6.750%, 08/15/2013	100,000	110,295
Republic of Italy
2.500%, 07/15/2008	200,000	196,918
TOTAL SOVEREIGN GOVERNMENT BONDS (Cost $309,877)		307,213

MORTGAGE BACKED SECURITIES - 39.2%
Bank of America Commercial Mortgage, Inc.
Series 2006-5, 5.390%, 09/10/2047	690,000	685,408
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2000-WF2, 7.110%, 10/15/2032	86,988	87,900
Series 2003-TOP12, 4.240%, 08/13/2039	350,000	343,905
Series 2004-PWR5, 4.254%, 07/11/2042	580,000	571,704
Fannie Mae Pool
Pool #615009, 5.000%, 12/01/2016	1,182,642	1,163,882
Pool #639917, 5.000%, 11/01/2017	173,374	170,580
Pool #727360, 5.500%, 08/01/2018	429,659	429,605
Pool #828624, 5.000%, 06/01/2020	535,954	525,490
Pool #211487, 6.500%, 04/01/2023	67,900	70,296
Pool #653650, 6.500%, 08/01/2032	409,621	417,737
Pool #555591, 5.500%, 07/01/2033	681,939	669,859
Pool #722267, 5.500%, 07/01/2033	841,519	826,611
Pool #732114, 6.000%, 08/01/2033	114,258	114,835
Pool #357457, 5.500%, 11/01/2033	781,164	767,325
Pool #840633, 6.000%, 06/01/2034	603,151	607,499
Pool #801322, 5.000%, 10/01/2034	996,685	953,237
Pool #824839, 5.500%, 06/01/2035	1,562,036	1,531,848
Pool #256101, 5.500%, 02/01/2036	678,121	665,015
Pool #903724, 7.500%, 11/01/2036	962,866	990,183
Freddie Mac
Pool #G1-1798, 5.000%, 11/01/2020	757,859	743,072
Freddie Mac (Gold) Pool
Pool #E9-6460, 5.000%, 05/01/2018	1,156,264	1,136,608
Pool #E9-9160, 4.500%, 09/01/2018	448,929	433,261
Pool #C7-6658, 5.000%, 02/01/2033	1,113,271	1,065,632
Pool #G0-8146, 6.000%, 08/01/2036	1,023,528	1,024,929
Ginnie Mae Pool
Pool #003583M, 5.500%, 07/20/2034	860,301	846,261
J.P. Morgan Chase Commercial Mortgage Backed Security Corp.
Series 2001-C1, 5.464%, 10/12/2035	195,417	196,290
TOTAL MORTGAGE BACKED SECURITIES (Cost $17,391,967)		17,038,972

ASSET BACKED SECURITIES - 0.3%
Residential Asset Securities Corp.
Series 2003-KS4, 4.610%, 06/25/2033	140,002	122,356
TOTAL ASSET BACKED SECURITIES (Cost $138,366)		122,356

U.S. GOVERNMENT AGENCY ISSUES - 8.3%
Fannie Mae
5.050%, 02/07/2011	1,300,000	1,323,772
Federal Farm Credit Bank
4.250%, 02/01/2012	750,000	740,032
Federal Home Loan Mortgage Corp.
5.750%, 03/15/2009	200,000	203,592
7.000%, 03/15/2010	1,300,000	1,377,275
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,603,060)		3,644,671

CORPORATE BONDS - 20.1%
Consumer Discretionary - 1.4%
EW Scripps Co.
5.750%, 07/15/2012	180,000	182,608
Johnson Controls, Inc.
5.250%, 01/15/2011	200,000	200,092
TCI Communications, Inc.
8.750%, 08/01/2015	100,000	115,925
The Thomson Corp.
6.200%, 01/05/2012	100,000	101,904
		600,529
Consumer Staples - 1.4%
Campbell Soup Co.
5.875%, 10/01/2008	230,000	231,970
Cargill Inc.
5.000%, 11/15/2013 (a) (c)	250,000	243,146
Diageo Capital PLC
3.375%, 03/20/2008	136,000	134,699
		609,815
Energy - 3.3%
Apache Corp.
5.625%, 01/15/2017	100,000	98,536
Colonial Pipeline Co.
7.750%, 11/01/2010 (a)	375,000	401,434
6.580%, 08/28/2032 (a)	100,000	103,003
Conoco Funding Co.
6.350%, 10/15/2011	80,000	83,395
Devon Financing Corp ULC
6.875%, 09/30/2011	280,000	295,987
Public Service of North Carolina, Inc.
6.625%, 02/15/2011	180,000	187,437
Suncor Energy, Inc.
6.500%, 06/15/2038	250,000	254,505
		1,424,297
Financials - 2.7%
American General Finance Corp.
5.375%, 09/01/2009 (c)	210,000	211,416
Archstone-Smith Operating Trust
5.250%, 05/01/2015	250,000	240,183
Camden Property Trust
5.875%, 11/30/2012	100,000	100,721
General Electric Capital Corp.
6.125%, 02/22/2011	250,000	257,638
The Progressive Corp.
6.375%, 01/15/2012	165,000	172,459
TIAA Global Markets, Inc.
4.125%, 11/15/2007 (a)	180,000	180,221
		1,162,638
Health Care - 2.2%
Amgen, Inc.
6.500%, 12/01/2007	180,000	180,095
Astrazeneca PLC
6.450%, 09/15/2037	350,000	363,895
C.R. Bard, Inc.
6.700%, 12/01/2026	250,000	251,758
Eli Lilly & Co.
2.900%, 03/15/2008 (c)	100,000	99,044
Pharmacia Corp.
5.875%, 12/01/2008 (e)	50,000	50,562
		945,354
Industrials - 5.0%
Chevron Phillips Chemical Company LLC
7.000%, 03/15/2011	200,000	209,914
CSX Corp.
4.875%, 11/01/2009	180,000	179,219
Deere & Co.
6.550%, 10/01/2028	250,000	267,752
Eaton Corp.
5.750%, 07/15/2012	439,000	448,698
Emerson Electric Co.
4.750%, 10/15/2015	200,000	188,994
Honeywell International, Inc.
7.500%, 03/01/2010 (c)	108,000	114,469
Lockheed Martin Corp.
7.200%, 05/01/2036	150,000	173,106
Masco Corp.
5.875%, 07/15/2012	180,000	179,323
Pitney Bowes, Inc.
4.625%, 10/01/2012	180,000	176,112
United Technologies Corp.
4.375%, 05/01/2010	250,000	247,344
		2,184,931
Information Technology - 1.1%
Cisco Systems, Inc.
5.250%, 02/22/2011 (c)	250,000	252,325
Oracle Corp / Ozark Holdings, Inc.
5.250%, 01/15/2016	250,000	243,435
		495,760
Materials - 1.5%
Alcoa, Inc.
5.720%, 02/23/2019	149,000	143,091
Westvaco Corp.
7.950%, 02/15/2031	500,000	530,645
		673,736
Telecommunication Services - 1.0%
GTE Corp.
7.510%, 04/01/2009	180,000	185,878
6.940%, 04/15/2028	80,000	83,142
Sprint Capital Corp.
6.875%, 11/15/2028	180,000	173,718
		442,738
Utilities - 0.5%
Exelon Generation Co. LLC
5.350%, 01/15/2014	230,000	223,545
TOTAL CORPORATE BONDS (Cost $9,041,332)		8,763,343

	Shares	Value
UNIT INVESTMENT TRUSTS - 2.6%
iShares Lehman Aggregate Bond Fund	11,240	$1,124,225
UNIT INVESTMENT TRUSTS (Cost $1,116,161)		1,124,225

SHORT TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
Northern Institutional Diversified Assets Portfolio	1,894,946	1,894,946
TOTAL SHORT TERM INVESTMENTS (Cost $1,894,946)		1,894,946
Total Investments (Cost $45,357,206) (b) - 103.1%		44,841,184
Northern Institutional Liquid Assets Portfolio (d) - 18.7%		8,117,465
Liabilities in Excess of Other Assets - (21.8)%		(9,481,713)
TOTAL NET ASSETS - 100.0%		$43,476,936

(a)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(b)	For federal income tax purposes, cost is $45,363,817 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $201,616 and ($724,249), respectively, with a net appreciation / (depreciation)
of ($522,633).
(c) All or a portion of this security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $12,444,467, $8,117,465, and $4,700,728, respectively.
(e) Variable rate security.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Inflation Protected Plus Portfolio

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS (a) - 98.0%
U.S. Treasury Bonds - 28.7%
2.375%, 01/15/2027	$30,987	$31,365
3.875%, 04/15/2029	215,405	273,531
		304,896
U.S. Treasury Notes - 69.3%
3.875%, 01/15/2009	50,805	51,845
4.250%, 01/15/2010	61,904	64,830
0.875%, 04/15/2010	54,977	53,151
3.500%, 01/15/2011	71,809	74,940
3.000%, 07/15/2012	81,096	84,403
2.000%, 01/15/2014	180,373	177,780
1.875%, 07/15/2015	171,344	166,806
2.000%, 01/15/2016	62,969	61,552
		735,307
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,024,843)		1,040,203

	Shares	Value
SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
Northern Institutional Diversified Assets Portfolio	17,569	$17,569
TOTAL SHORT TERM INVESTMENTS (Cost $17,569)		17,569
Total Investments (Cost $1,042,412) (b) - 99.7%		1,057,772
Other Assets in Excess of Liabilities - 0.3%		2,757
TOTAL NET ASSETS - 100.0%		$1,060,529

(a) Inflation protected security.
(b)	For federal income tax purposes, cost is $1,042,412 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $15,739 and ($379) respectively, with a net appreciation / (depreciation) of $15,360.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Lifestyle ETF Maket Strategy Target Portfolio

	Shares	Value
INVESTMENT COMPANIES - 97.1%
iShares Lehman Aggregate Bond Fund	2,602	$260,252
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	374	38,193
iShares MSCI EAFE Index Fund	1,748	144,367
iShares Russell 2000 Index Fund	360	28,814
iShares S&P 500 Growth Index Fund	2,848	202,664
iShares S&P 500 Value Index Fund	2,127	173,266
Midcap SPDR Trust Series 1	361	58,085
Summit High Yield Bond Fund (b)	1,024	29,114
Vanguard REIT ETF	133	9,504
TOTAL INVESTMENT COMPANIES (Cost $923,946)		944,259

SHORT TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Northern Institutional Diversified Assets Portfolio	15,707	15,707
TOTAL SHORT TERM INVESTMENTS (Cost $15,707)		15,707
Total Investments (Cost $939,653) (a) - 98.7%		959,966
Other Assets in Excess of Liabilities - 1.3%		12,973
TOTAL NET ASSETS - 100.0%		$972,939

(a)	For federal income tax purposes, cost is $939,653 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $23,365 and ($3,052) respectively, with a net appreciation / (depreciation) of $20,313.

(b)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Lifestyle ETF Market Strategy Conservative Portfolio

	Shares	Value
INVESTMENT COMPANIES - 96.4%
iShares Lehman Aggregate Bond Fund	4,471	$447,189
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	646	65,970
iShares MSCI EAFE Index Fund	1,107	91,427
iShares Russell 2000 Index Fund	229	18,329
iShares S&P 500 Growth Index Fund	1,805	128,444
iShares S&P 500 Value Index Fund	1,348	109,808
Midcap SPDR Trust Series 1	231	37,168
Summit High Yield Bond Fund (b)	609	17,325
Vanguard REIT ETF	90	6,431
TOTAL INVESTMENT COMPANIES (Cost $909,280)		922,091

SHORT TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Northern Institutional Diversified Assets Portfolio	25,461	25,461
TOTAL SHORT TERM INVESTMENTS (Cost $25,461)		25,461
Total Investments (Cost $934,741) (a) - 99.1%		947,552
Other Assets in Excess of Liabilities - 0.9%		8,714
TOTAL NET ASSETS - 100.0%		$956,266

(a)	For federal income tax purposes, cost is $934,741 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $15,672 and ($2,861) respectively, with a net appreciation / (depreciation) of $12,811.

(b)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Lifestyle ETF Market Strategy Aggressive Portfolio

	Shares	Value
INVESTMENT COMPANIES - 98.2%
iShares Lehman Aggregate Bond Fund	1,427	$142,728
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	204	20,832
iShares MSCI EAFE Index Fund	2,149	177,486
iShares Russell 2000 Index Fund	441	35,298
iShares S&P 500 Growth Index Fund	3,503	249,274
iShares S&P 500 Value Index Fund	2,615	213,018
Midcap SPDR Trust Series 1	443	71,279
Summit High Yield Bond Fund (b)	1,550	44,060
Vanguard REIT ETF	164	11,719
TOTAL INVESTMENT COMPANIES (Cost $940,477)		965,694

SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Northern Institutional Diversified Assets Portfolio	5,587	5,587
TOTAL SHORT TERM INVESTMENTS (Cost $5,587)		5,587
Total Investments (Cost $946,064) (a) - 98.8%		971,281
Other Assets in Excess of Liabilities - 1.2%		12,061
TOTAL NET ASSETS - 100.0%		$983,342

(a)	For federal income tax purposes, cost is $946,064 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $28,396 and ($3,179) respectively, with a net appreciation / (depreciation) of $25,217.

(b)
Affiliated issuer.  Affiliated issuers, as defined under the 1940 Act, include any Fund of Summit Mutual Funds, Inc. and any issuer in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

Summit Mutual Funds - Pinnacle Series
Schedule of Investments
September 30, 2007 (Unaudited)
Summit Natural Resources Portfolio

	Shares	Value
INVESTMENT COMPANIES - 98.6%
iPath Dow Jones - AIG Commodity Index Total Return ETN (a)	5,279	$283,535
iShares Dow Jones U.S. Utilities Sector Index Fund	177	17,164
iShares GSSI Natural Resources Index Fund	2,014	259,262
iShares S&P Global Materials Index Fund	305	24,232
iShares S&P Global Utilities Index Fund	272	17,740
Powershares DB Commodity Index Tracking Fund	10,142	285,092
Powershares Water Resources Portfolio	2,189	46,735
Vanguard Materials ETF	2,013	177,203
Vanguard REIT ETF	825	58,954
TOTAL INVESTMENT COMPANIES (Cost $1,065,047)		1,169,917

SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
Northern Institutional Diversified Assets Portfolio	14,119	14,119
TOTAL SHORT TERM INVESTMENTS (Cost $14,119)		14,119
Total Investments (Cost $1,079,166) (b) - 99.8%		1,184,036
Other Assets in Excess of Liabilities - 0.2%		2,092
TOTAL NET ASSETS - 100.0%		$1,186,128

(a) Non-income producing security.
(b)	For federal income tax purposes, cost is $1,079,166 and gross unrealized appreciation and depreciation of securities as of September 30, 2007, was $109,257 and ($4,387) respectively, with a net appreciation / (depreciation) of $104,870.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By:           /s/ Steven R. Sutermeister
       Steven R. Sutermeister
       President and Chief Executive Officer

Date:      November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Steven R. Sutermeister
       Steven R. Sutermeister
       President and Chief Executive Officer

Date:      November 29, 2007

By:            /s/ Thomas G. Knipper
        Thomas G. Knipper
        Vice President, Controller, and Chief Compliance Officer

Date:     November 29, 2007